UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Cara Owen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended April 30, 2021, originally filed with the Securities and Exchange Commission on July 9, 2021 (Accession Number 0001398344-21-014213) (the “Original Filing”), to amend Item 1, “Reports to Stockholders.” The purpose of the amendment to Item 1 is to supplement the Annual Shareholder Report for the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund, and Grandeur Peak US Stalwarts Fund (the “Grandeur Peak Report”) to include disclosure related to the annual Liquidity Risk Management Program review, which was inadvertently omitted from the Grandeur Peak Report.

The remainder of Item 1 and Items 2 through 12 of the Original Filing are incorporated by reference.

Item 1. Reports to Stockholders.

GRANDEUR PEAK FUNDS

ELEVATED GLOBAL INVESTING · ACTIVE AT ITS BEST™

ANNUAL

April 30, 2021

EMERGING MARKETS OPPORTUNITIES FUND GPEOX | GPEIX

GLOBAL CONTRARIAN FUND GPGCX

GLOBAL MICRO CAP FUND GPMCX

GLOBAL OPPORTUNITIES FUND GPGOX | GPGIX

GLOBAL REACH FUND GPROX | GPRIX

GLOBAL STALWARTS FUND GGSOX | GGSYX

INTERNATIONAL OPPORTUNITIES FUND GPIOX | GPIIX

INTERNATIONAL STALWARTS FUND GISOX | GISYX

US STALWARTS FUND GUSYX

TABLE OF CONTENTS

Shareholder Letter	1
Performance Update	7
Disclosure of Fund Expenses	34
Portfolio of Investments
Grandeur Peak Emerging Markets Opportunities Fund	36
Grandeur Peak Global Contrarian Fund	40
Grandeur Peak Global Micro Cap Fund	43
Grandeur Peak Global Opportunities Fund	47
Grandeur Peak Global Reach Fund	51
Grandeur Peak Global Stalwarts Fund	57
Grandeur Peak International Opportunities Fund	61
Grandeur Peak International Stalwarts Fund	65
Grandeur Peak US Stalwarts Fund	68
Statements of Assets and Liabilities	70
Statements of Operations	73
Statements of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	76
Grandeur Peak Global Contrarian Fund	77
Grandeur Peak Global Micro Cap Fund	78
Grandeur Peak Global Opportunities Fund	79
Grandeur Peak Global Reach Fund	80
Grandeur Peak Global Stalwarts Fund	81
Grandeur Peak International Opportunities Fund	82
Grandeur Peak International Stalwarts Fund	83
Grandeur Peak US Stalwarts Fund	84
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	85
Grandeur Peak Global Contrarian Fund	87
Grandeur Peak Global Micro Cap Fund	88
Grandeur Peak Global Opportunities Fund	89
Grandeur Peak Global Reach Fund	91
Grandeur Peak Global Stalwarts Fund	93
Grandeur Peak International Opportunities Fund	95
Grandeur Peak International Stalwarts Fund	97
Grandeur Peak US Stalwarts Fund	99
Notes to Financial Statements	100
Report of Independent Registered Public Accounting Firm	115
Additional Information	116
Liquidity Risk Management Program	118
Trustees and Officers	119
Privacy Policy	123

Grandeur Peak Funds®	Shareholder Letter

April 30, 2021 (Unaudited)

Dear Fellow Shareholders,

In June 1992, Eugene Fama and Kenneth French published their seminal paper, “Common Risk Factors in the Returns on Stocks and Bonds,” in the Journal of Financial Economics. With this paper, the era of Factor Investing was born and equity portfolios the world over began to be allocated into buckets of Small Cap vs. Large Cap and Value vs. Growth. To build their Size and Value Factors, Fama/French used excess returns on 25 portfolios, formed on market cap (Size) and book-to-market equity (Value) as dependent variables in the time-series regressions. The Size factor was named SMB: “Small minus Big” and the Value Factor was named HML: “High minus Low (Book-to-Market Equity Ratio).” The irony of the timing of their paper is that Large Cap Growth stocks1, the very type of stocks that the paper claimed underperform markets on a regular basis, went on a tear in the latter half of the 1990s, outperforming Small Cap Value stocks2 by 255% on a cumulative basis from January 1995 – August 2000, when Large Cap growth stocks peaked, as shown in Exhibit 1.

Exhibit 1: Large Cap Growth (Russell 200 Growth Index) vs. Small Cap Value (Russell 2000 Value Index)

Source: FTSE Russell (data from January 1995 – August 2000).
Past performance is no indication of future returns.

In the close to 30 years since the Fama/French paper was published, the academics have discovered a myriad of other market factors, and the opportunists have launched a host of indexes and investment products based on those factors. And yet the debate still rages: Growth vs. Value, Small Cap vs. Large Cap, and Quality vs. Junk. Hopefully you know how we view the world at Grandeur Peak Global Advisors. We believe that Quality outperforms, but that Valuation is incredibly important. We also like hunting for great investments among the small cap names across the globe, not because we necessarily think the Fama/French Size Factor leads to excess return, but because we believe that smaller companies can grow faster for longer than large companies. We also believe that the enormity of the global small cap market makes for better fishing, and we like to throw as wide a net as possible when looking for opportunity, and we like to fish in lakes where there are fewer people casting their nets.

Index provider MSCI is one of the opportunists that have created a slew of Factor-based indexes over the years, and as we come up on our 10th anniversary as a firm, we thought it would be interesting to compare how our “Quality at a Reasonable Price,” investment style has fared. As Global investors, we like to compare MSCI’s series of World Indexes.

[1]	As measured by the Russell 200 Large Cap Growth Index
[2]	As measured by the Russell 2000 Small Cap Value Index

Annual Report | April 30, 2021	1

Grandeur Peak Funds®	Shareholder Letter

April 30, 2021 (Unaudited)

The MSCI World Index captures Large- and Mid-cap representation across 23 Developed Market countries. The MSCI World Large Cap Index is a subset to the MSCI World Index, which captures the largest companies in each country (approximately 70% of the free float-adjusted market capitalization). The MSCI World Small Cap Index captures the smallest companies in each country (approximately 14% of the free float-adjusted market capitalization).

The MSCI World Growth Index is a subset of the MSCI World Index of stocks that exhibits overall Growth Characteristics using 5 variables3. The MSCI World Value Index is a subset of the MSCI World Index of stocks that exhibit Value Characteristics using 3 variables4.

The MSCI World Quality Index is a subset of the MSCI World Index of stocks that exhibit Quality Characteristics using 3 variables5. The MSCI World Prime Value Index is designed to represent the performance of companies with relatively low valuations and high quality characteristics. It can be considered a “Quality Value” index where the MSCI World Quality Index can be considered “Quality Growth”.

Exhibit 2 shows the 10yr annualized returns of these 7 indexes from April 2010 through the market meltdown of March 2020 (we’ll look at how they’ve done since then in just a moment).

Exhibit 2: Annualized 10-yr Returns through March 2020

Source: MSCI (data from 3/31/2011 – 3/31/2021).
Past performance is no indication of future returns.

As you can see, over the 10 years ended March 31, 2020, Large companies outperformed Small (but not by much), Growth outperformed Value by a lot, and Quality outperformed generic stocks, both in the Growth and Value space. The Prime Value Index (Quality Value) outperformed the traditional Value index, and the Quality Index (Quality Growth) outperformed the traditional Growth index. Fortunately, for Grandeur Peak and our clients Quality Growth was the place to be.

Exhibit 3 takes a longer term view and shows Annualized returns from January 2001 through March 2020.

[3]	Long-term forward Earnings-Per-Share (EPS) growth rate, Short-term forward EPS growth rate, Current internal growth rate, Long-term historical EPS growth trend, and Long-term historical sales per share growth trend
[4]	Book value-to-price ratio, 12-month forward earnings-to-price ratio, and Dividend yield
[5]	High return on equity (ROE), Stable year-over-year earnings growth, and Low financial leverage

2	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Shareholder Letter

April 30, 2021 (Unaudited)

Exhibit 3: Annualized Returns Jan 2001 – Mar 2020

Source: MSCI (data from 12/31/2000 – 3/31/2021).
Past performance is no indication of future returns.

Longer-term, since the dot.com crash of 2001, Small Caps outperformed Large Caps by a lot. But more interesting for us is that while traditional Growth outperformed traditional Value, the difference between Quality Value and Quality Growth was negligible.

Exhibit 4 shows more recent returns for these indexes, for the last 12 months through from the 3/31/2020 market bottom through 3/31/2021.

Exhibit 4: Last 12-month Returns Apr 2020 – Mar 2021

Source: MSCI (data from 3/31/2020 – 3/31/2021).
Past performance is no indication of future returns.

Annual Report | April 30, 2021	3

Grandeur Peak Funds®	Shareholder Letter

April 30, 2021 (Unaudited)

Since the market bottom last March (2020), Small caps have come screaming back and traditional Growth continues to outperform traditional Value as of the date of this report. But again, as of April 30th, Quality Value has continued to perform, even as Quality Growth has underperformed traditional Growth.

As you may recall, in September 2019 we launched a Quality Value strategy, Grandeur Peak Global Contrarian. Within our traditional Quality, Value, Momentum (QVM) framework, the Global Contrarian team is taking more of a VQM approach. That is, Value first, Quality second. While the Global Contrarian strategy is the purest expression of our Quality Value approach, the best thing about our QVM framework (in our opinion), is that we can be flexible across the Quality spectrum. So, while Quality Growth has been the place to be for the past 10 years, there may come a time where a more disciplined approach on valuation becomes warranted. That is, while we will never be able to guess which Factors may outperform over the next 10 years, we believe that we are well prepared to continue finding high quality companies, on both the Value and Growth side of the equation going forward.

Business Update

We recently closed several Funds to new investments due to the continued strength of global markets. We continuously monitor capacity at both the strategy and firm level. We are committed to keeping our investment strategies nimble to pursue their investment objectives without being unduly encumbered by their individual asset base or the firm’s collective assets. Achieving performance for Grandeur Peak clients is our paramount objective.6

Our tag line, “Elevated Global Investing,” highlights our focus and approach to go above and beyond in covering the global investable universe. We believe by seeing the global opportunity set, we can make elevated investment decisions. We’ve recently extended the tag line to include, “Active At Its Best,” to emphasize what we believe is a key differentiator of our investment approach… to very actively engage, and dig deep to understand, each company in which we invest. Active investing7 is a hallmark of our firm, and in an industry that has been shifting towards passive investments over the past decade, we feel our very active approach provides an increasingly distinct and exciting opportunity to outperform over the long-term. We are not shying away from our strength as active investors.

Our Sustainability Team has begun a quarterly report which summarizes many of the efforts being made across the investment team on ESG ("Environmental, Social and Governance") topics. The report includes details of our Sustainability Framework, company engagement and collaboration, our independent research and answers to frequently asked questions. It also includes sustainability profiles of our Funds and our owned companies for your reference.

Fund Performance & Attribution

The market has been favoring a very different set of companies to begin 2021 vs what we saw in 2020. With growing hope that we have turned the corner on COVID-19, many of what we would consider lower quality companies have been seeing a nice rebound, while many of our solid executors from last year have seen their stock prices underperform in markets rotating away from quality. Over the last several months we have been buying these higher quality names opportunistically in the Funds, taking advantage of the volatility, as we believe quality is the right space for long-term investments.

The last twelve months have been a very unusual period for global equity markets, with very strong absolute returns. It was definitely a period that brings to mind the common disclosure “past performance is no indication of future results.” We are very pleased to report the sizeable outperformance of the Grandeur Peak Funds vs their benchmarks for the year ending April 30, 2021. Given our quality focus, we generally seek to just keep up in strong bull markets, but the markets favored our style this year, and when combined with solid stock picking across our team, the nine Grandeur Peak Funds all delivered very nice gains, ranging from 59.92% to 102.43%.

Emerging Markets Opportunities: For the year, the Institutional share class returned a healthy +60.30% vs +63.05% for the benchmark. All regions of the emerging markets benchmark index posted very strong returns for the year. The Fund’s best returns came in Central Asia, but the Fund’s small underperformance in Asia Pacific, where the majority of the portfolio and benchmark reside, outweighed other areas of outperformance. Across sectors, the Fund outperformed the benchmark in Technology, but lagged in Consumer and Healthcare.

[6]	The Grandeur Peak Funds’ investment objective is long-term growth of capital; Grandeur Peak Funds’ Prospectus dated 8/31/2020.
[7]	If you’re not familiar with the terms “Active” and “Passive” investing, Active investing refers to the process of actively evaluating individual companies and selecting investments based on the merits of each company, while Passive investing refers to investing in a bundle of companies, typically in the form of Index Funds (a group of companies compiled to mimic a specific index – e.g. the S&P 500) or ETFs (Exchange Traded Funds, which are also a basic group of companies designed to mimic an index, industry, geography, or such) without evaluating the individual companies within the bundle.

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Grandeur Peak Funds®	Shareholder Letter

April 30, 2021 (Unaudited)

Global Contrarian: For the year, the Fund outperformed with a +78.51% return vs +66.94% for the benchmark. The Fund outperformed the benchmark in every region except Eastern Europe and a slight underperformance in North America, which together only make up about 17% of the portfolio. The Fund’s largest concentration is in Asia Pacific, where the Fund outperformed by more than 29 percentage points. Across sectors, Technology was a large contributor to performance, as was Financials, while the Fund lagged in Consumer.

Global Micro Cap: For the year, the Fund enjoyed a return of +102.43% return vs +67.65% for the benchmark, as micro caps finally enjoyed a tailwind. Every geography saw positive returns, but the biggest drivers of Fund performance were Western Europe and Asia Pacific where the Fund was overweight and outperformed. The biggest detractor was North America, where the Fund still outperformed the benchmark, but was significantly underweight. From a sector standpoint, the Fund outperformed across each sector, but the underweight to Industrials detracted slightly from performance.

Global Opportunities/International Opportunities: For the year, the Global Opportunities Institutional share class returned +83.44% vs +67.65% for the benchmark, and the International Opportunities Institutional share class also returned relative outperformance of +76.29% vs 58.94% for the benchmark. The Funds’ common big weights are in Asia Pacific and Western Europe. The Funds outperformed and were overweight in both these geographies. The Global Fund’s underweight to North America was detractor to performance, even though the Fund slightly outperformed in that region as well. The International Fund outperformed the benchmark across sectors, while the Global Fund did so except in the Consumer sector.

Global Reach: For the year, the Institutional share class returned +77.81% vs +67.65% for the benchmark. Stock picking and the Fund’s underweight in the US contributed positively to performance during the period. The Fund’s big weights were in Asia Pacific, Western Europe, and North America. The Fund outperformed and was overweight in both Asia Pacific and Western Europe. The Fund slightly underperformed in the North American markets. The Fund outperformed the benchmark across Technology, Healthcare, Financials and Industrials, but slightly underperformed in the Consumer sector.

Global Stalwarts/International Stalwarts: For the year, the Global Stalwarts Institutional share class returned +68.62% vs +54.93% for the benchmark, and the International Stalwarts Institutional share class returned relative performance of +67.61% vs +47.49% for the benchmark. The Funds’ outperformance came from all regions, except Eastern Europe, which makes up less than 2% of either Fund. The Funds’ strength in Asia Pacific was a key driver to the Funds’ outperformance. The Global Fund remained a little underweight in the North America markets, but its outperformance in that region helped lessen the impact. The Funds outperformed the benchmark across sectors, with Consumer being the smallest outperformance for both Funds.

US Stalwarts: For the year, the Fund outperformed with a +73.67% return vs +62.89% for the benchmark. Health Care was the Fund’s strongest sector, and it helped to be a little overweight there. Fund performance also saw positive contributions from the Consumer and Industrials sectors. The Fund’s two largest sector weights were in Technology and Financials, both of which the Fund slightly underperformed the benchmark.

We are optimistic about the general decline in COVID-19 cases in Utah, which we hope will allow for a carefully planned return to our offices this summer. Regardless of where our team sits, we are fully engaged in our efforts to serve you, our clients, in seeking to find the most interesting investment opportunities around the world.

As always, please feel free to reach out any time with any questions, requests or comments. We appreciate the opportunity to work on your behalf.

Sincerely,

Your Grandeur Peak Team

The objective of all Grandeur Peak Funds is long-term growth of capital.

RISKS: Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds. Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus. Investments in emerging markets are subject to the same risks as other foreign securities and may be subject to greater risks than investments in foreign countries with more established economies and securities markets.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Grandeur Peak Funds prospectus, containing this and other information, visit www.grandeurpeakglobal.com or call 1-855-377-7325. Please read it carefully before investing.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to

Annual Report | April 30, 2021	5

Grandeur Peak Funds®	Shareholder Letter

April 30, 2021 (Unaudited)

buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. The Funds do not accept any liability for losses either direct or consequential caused by the use of this information.

Past performance does not guarantee future results.

Grandeur Peak Funds are distributed by ALPS Distributors, Inc. (ADI). ADI is not affiliated with Grandeur Peak Global Advisors.

A mortgage-backed security is a type of asset-backed security which is secured by a mortgage or collection of mortgages. The mortgages are aggregated and sold to a group of individuals that securitizes, or packages, the loans together into a security that investors can buy.

The term “high-yield funds” generally refers to mutual funds or exchange-traded funds (ETFs) that hold stocks that pay above-average dividends, bonds with above-average interest payments, or a combination of both.

Investing in securities that meet ESG criteria may result in the Funds forgoing otherwise attractive opportunities, which may result in underperformance when compared to funds that do not consider ESG factors.

Quantitative easing is a monetary policy whereby a central bank purchases at scale government bonds or other financial assets in order to inject money into the economy to expand economic activity.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

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Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

				Since	Expense Ratio(b)
	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak Emerging Markets Opportunities Fund – Investor (GPEOX)	59.92%	11.11%	12.85%	9.16%	1.78%	1.78%
Grandeur Peak Emerging Markets Opportunities Fund – Institutional (GPEIX)	60.30%	11.36%	13.11%	9.41%	1.53%	1.53%
MSCI Emerging Markets SMID Cap Index(d)	63.05%	6.43%	10.27%	6.16%
MSCI Emerging Markets IMI Index(e)	51.70%	7.88%	12.64%	7.09%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of December 16, 2013.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI Emerging Markets SMID Cap Index is designed to measure the equity market performance of small and mid-cap companies across emerging markets. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI Emerging Markets IMI Index is designed to measure the equity market performance of large, mid, and small-cap companies across emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | April 30, 2021	7

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

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Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	70.6%
Latin America	10.6%
Europe	8.7%
Africa/Middle East	3.8%
North America	3.4%
Cash, Cash Equivalents, & Other Net Assets	2.9%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Silergy Corp.	3.9%
WNS Holdings, Ltd.	2.4%
Metropolis Healthcare, Ltd.	1.9%
Poya International Co., Ltd.	1.9%
Dino Polska SA	1.8%
IndiaMart InterMesh, Ltd.	1.8%
Pagseguro Digital, Ltd.	1.5%
Genpact, Ltd.	1.5%
Locaweb Servicos de Internet SA	1.5%
Tokai Carbon Korea Co., Ltd.	1.4%
Total	19.6%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Annual Report | April 30, 2021	9

Grandeur Peak Global Contrarian Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

		Since	Expense Ratio(b)
	1 Year	Inception(a)	Gross	Net(c)
Grandeur Peak Global Contrarian Fund – Institutional (GPGCX)	78.51%	32.21%	4.08%	1.36%
MSCI All Country World Index Small Cap Value(d)	66.94%	18.94%
MSCI All Country World Index Small Cap(e)	67.65%	25.16%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of September 17, 2019.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI ACWI Small Cap Value Index is designed to measure small cap companies exhibiting overall value style characteristics across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI ACWI Small Cap Index is designed to measure the equity market performance of performance of small-cap companies across developed and emerging markets globally. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

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Grandeur Peak Global Contrarian Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Annual Report | April 30, 2021	11

Grandeur Peak Global Contrarian Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	30.2%
Europe	22.5%
North America	21.9%
Japan	14.4%
Australia/New Zealand	4.8%
Africa/Middle East	2.5%
Latin America	0.8%
Cash, Cash Equivalents, & Other Net Assets	2.9%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Seria Co., Ltd.	2.8%
Barrett Business Services, Inc.	2.6%
Bank of NT Butterfield & Son, Ltd.	2.5%
Fiducian Group, Ltd.	2.5%
Ultra Electronics Holdings PLC	2.0%
Guardian Capital Group, Ltd.	2.0%
Plover Bay Technologies, Ltd.	1.9%
Hackett Group, Inc.	1.9%
Naigai Trans Line, Ltd.	1.9%
Esquire Financial Holdings, Inc.	1.7%
Total	21.8%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

12	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

				Since	Expense Ratio(b)
	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak Global Micro Cap Fund – Institutional (GPMCX)	102.43%	22.51%	20.37%	19.06%	2.06%	2.00%
MSCI All Country World Index Small Cap(d)	67.65%	12.55%	14.11%	13.03%
MSCI World Micro Cap Index(e)	80.94%	12.44%	14.81%	14.00%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 20, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement is in effect through August 31, 2021. The Adviser will be permitted to recover expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred . This agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI ACWI Small Cap Index is designed to measure the equity market performance of performance of small-cap companies across developed and emerging markets globally. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI World Micro Cap Index is designed to measure the equity market performance of micro-cap companies across developed markets globally. It does not include emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | April 30, 2021	13

Grandeur Peak Global Micro Cap Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

14	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	41.4%
Asia ex Japan	19.9%
Japan	15.8%
North America	15.1%
Australia/New Zealand	5.7%
Latin America	1.3%
Africa/Middle East	0.5%
Cash, Cash Equivalents, & Other Net Assets	0.3%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
SwedenCare AB	3.7%
Joint Corp.	3.6%
Musti Group Oyj	2.4%
Impax Asset Management Group PLC	1.8%
K3 Capital Group PLC	1.8%
Sarantis SA	1.8%
Westwing Group AG	1.8%
Kogan.com, Ltd.	1.6%
Syuppin Co., Ltd.	1.5%
TK Group Holdings, Ltd.	1.5%
Total	21.5%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Annual Report | April 30, 2021	15

Grandeur Peak Global Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

				Since	Expense Ratio(b)
	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak Global Opportunities Fund – Investor (GPGOX)	82.94%	20.84%	19.60%	17.18%	1.62%	1.62%
Grandeur Peak Global Opportunities Fund – Institutional (GPGIX)	83.44%	21.08%	19.93%	17.49%	1.37%	1.37%
MSCI All Country World Index Small Cap(d)	67.65%	12.55%	14.11%	12.75%
MSCI All Country World Index IMI(e)	48.76%	13.72%	14.40%	12.25%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 17, 2011.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI ACWI Small Cap Index is designed to measure the equity market performance of performance of small-cap companies across developed and emerging markets globally. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI ACWI IMI Index is designed to measure the equity market performance of large, mid, and small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

16	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Annual Report | April 30, 2021	17

Grandeur Peak Global Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	42.0%
North America	25.7%
Asia ex Japan	18.6%
Japan	8.9%
Latin America	2.7%
Africa/Middle East	1.2%
Australia/New Zealand	0.7%
Cash, Cash Equivalents, & Other Net Assets	0.2%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Dechra Pharmaceuticals PLC	2.5%
Silergy Corp.	2.2%
EPAM Systems, Inc.	2.1%
Endava PLC	2.0%
B&M European Value Retail SA	1.9%
CVS Group PLC	1.9%
Metropolis Healthcare, Ltd.	1.4%
First Republic Bank	1.4%
Heska Corp.	1.3%
WNS Holdings, Ltd.	1.3%
Total	18.0%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

18	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

				Since	Expense Ratio(b)
	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak Global Reach Fund – Investor (GPROX)	77.38%	19.06%	18.74%	15.35%	1.52%	1.52%
Grandeur Peak Global Reach Fund – Institutional (GPRIX)	77.81%	19.35%	19.02%	15.62%	1.27%	1.27%
MSCI All Country World Small Cap Index(d)	67.65%	12.55%	14.11%	11.46%
MSCI All Country World IMI Index(e)	48.76%	13.72%	14.40%	11.35%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of June 19, 2013.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.60% and 1.35% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI ACWI Small Cap Index is designed to measure the equity market performance of performance of small-cap companies across developed and emerging markets globally. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI ACWI IMI Index is designed to measure the equity market performance of large, mid, and small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | April 30, 2021	19

Grandeur Peak Global Reach Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

20	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	34.9%
North America	29.3%
Asia ex Japan	18.3%
Japan	7.4%
Latin America	3.9%
Australia/New Zealand	3.1%
Africa/Middle East	2.5%
Cash, Cash Equivalents, & Other Net Assets	0.6%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Silergy Corp.	1.6%
Impax Asset Management Group PLC	1.5%
First Republic Bank	1.4%
Esker SA	1.4%
Endava PLC	1.3%
EPAM Systems, Inc.	1.2%
Wix.com, Ltd.	1.2%
EQT AB	1.1%
B&M European Value Retail SA	1.0%
Vietnam Technological & Commercial Joint Stock Bank	1.0%
Total	12.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Annual Report | April 30, 2021	21

Grandeur Peak Global Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

				Since	Expense Ratio(b)
	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak Global Stalwarts Fund – Investor (GGSOX)*	68.24%	18.74%	18.74%	18.08%	1.24%	1.24%
Grandeur Peak Global Stalwarts Fund – Institutional (GGSYX)*	68.62%	19.05%	19.04%	18.38%	0.99%	0.99%
MSCI All Country World Mid Cap Index(d)	54.93%	11.88%	12.86%	12.49%
MSCI All Country World Small Cap Index(e)	67.65%	12.55%	14.11%	13.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
(a)	Fund inception date of September 1, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. This agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI ACWI Mid Cap Index is designed to measure the equity market performance of performance of mid-cap companies across developed and emerging markets globally. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI ACWI Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

22	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Annual Report | April 30, 2021	23

Grandeur Peak Global Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	43.1%
Europe	25.5%
Asia ex Japan	19.9%
Japan	6.6%
Latin America	2.0%
Africa/Middle East	1.1%
Australia/New Zealand	1.0%
Cash, Cash Equivalents, & Other Net Assets	0.8%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Silergy Corp.	4.0%
First Republic Bank	3.3%
EPAM Systems, Inc.	2.8%
Dechra Pharmaceuticals PLC	2.6%
WNS Holdings, Ltd.	2.4%
B&M European Value Retail SA	2.2%
Endava PLC	2.0%
St. James’s Place PLC	1.5%
Intertek Group PLC	1.3%
Fastenal Co.	1.2%
Total	23.3%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

24	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

				Since	Expense Ratio(b)
	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak International Opportunities Fund – Investor (GPIOX)	75.87%	15.34%	16.55%	15.25%	1.62%	1.62%
Grandeur Peak International Opportunities Fund – Institutional (GPIIX)	76.29%	15.59%	16.74%	15.50%	1.37%	1.37%
MSCI All Country World Index ex USA Small Cap Index(d)	58.94%	8.22%	11.21%	9.51%
MSCI All Country World IMI ex USA Index(e)	45.53%	7.57%	10.46%	7.96%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 17, 2011.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI ACWI ex USA Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally, excluding the United States. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI ACWI ex USA IMI Index is designed to measure the equity market performance of large, mid, and small-cap companies across developed and emerging markets globally, excluding the United States. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | April 30, 2021	25

Grandeur Peak International Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

26	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	47.5%
Asia ex Japan	23.0%
Japan	12.2%
North America	7.4%
Latin America	3.4%
Australia/New Zealand	2.1%
Africa/Middle East	1.4%
Cash, Cash Equivalents, & Other Net Assets	3.0%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Dechra Pharmaceuticals PLC	2.2%
CVS Group PLC	2.2%
Silergy Corp.	2.1%
EPAM Systems, Inc.	2.1%
WNS Holdings, Ltd.	1.7%
Endava PLC	1.5%
B&M European Value Retail SA	1.5%
Esker SA	1.5%
Aalberts NV	1.2%
Metropolis Healthcare, Ltd.	1.2%
Total	17.2%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Annual Report | April 30, 2021	27

Grandeur Peak International Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

				Since	Expense Ratio(b)
	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak International Stalwarts Fund – Investor (GISOX)*	67.13%	16.90%	17.97%	17.71%	1.17%	1.17%
Grandeur Peak International Stalwarts Fund – Institutional (GISYX)*	67.61%	17.20%	18.26%	17.99%	0.92%	0.92%
MSCI All Country World ex USA Mid Cap Index(d)	47.49%	6.85%	9.66%	9.75%
MSCI All Country World ex USA Small Index(e)	58.94%	8.22%	11.21%	11.35%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
(a)	Fund inception date of September 1, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred This agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI ACWI ex USA Mid Cap Index is designed to measure the equity market performance of midcap companies across developed and emerging markets globally, excluding the United States. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI ACWI ex USA Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally, excluding the United States. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

28	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represents a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Annual Report | April 30, 2021	29

Grandeur Peak International Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	41.5%
Asia ex Japan	28.8%
North America	12.3%
Japan	10.0%
Latin America	3.1%
Africa/Middle East	1.8%
Australia/New Zealand	1.4%
Cash, Cash Equivalents, & Other Net Assets	1.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Silergy Corp.	5.4%
EPAM Systems, Inc.	4.1%
Dechra Pharmaceuticals PLC	3.8%
B&M European Value Retail SA	3.4%
WNS Holdings, Ltd.	3.3%
Endava PLC	2.4%
St. James’s Place PLC	2.1%
EQT AB	1.9%
Intertek Group PLC	1.9%
Wix.com, Ltd.	1.8%
Total	30.1%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

30	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak US Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Annualized Total Return Performance for the periods ended April 30, 2021

		Since	Expense Ratio(b)
	1 Year	Inception(a)	Gross	Net(c)
Grandeur Peak US Stalwarts Fund – Institutional (GUSYX)	73.67%	109.72%	6.10%	1.00%
MSCI USA Mid Cap Index(d)	62.89%	88.61%
MSCI USA Small Cap Index(e)	76.25%	104.36%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of March 19, 2020.
(b)	Ratios as of the Prospectus dated August 31, 2020 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through August 31, 2021. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2021 except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI USA Mid Cap Index is designed to measure the performance of the mid cap segments of the US market. With 339 constituents, the index covers approximately 15% of the free float-adjusted market capitalization in the US. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI USA Small Cap Index is designed to measure the performance of the small cap segment of the US equity market. With 1,740 constituents, the index represents approximately 14% of the free float-adjusted market capitalization in the US. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | April 30, 2021	31

Grandeur Peak US Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Growth of $10,000 for the period ended April 30, 2021

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to April 30, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

32	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak US Stalwarts Fund	Performance Update

April 30, 2021 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	88.9%
Europe	3.3%
Asia ex Japan	3.0%
Africa/Middle East	2.1%
Latin America	1.5%
Cash, Cash Equivalents, & Other Net Assets	1.2%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
First Republic Bank	3.9%
EPAM Systems, Inc.	3.4%
Heska Corp.	2.7%
Endava PLC	2.6%
Pool Corp.	2.6%
PJT Partners, Inc.	2.5%
Paycom Software, Inc.	2.1%
Wix.com, Ltd.	2.1%
WNS Holdings, Ltd.	2.1%
Genpact, Ltd.	2.0%
Total	26.0%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Annual Report | April 30, 2021	33

Grandeur Peak Funds®	Disclosure of Fund Expenses

April 30, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2020 through April 30, 2021.

Actual Expenses The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure of Fund Expenses

April 30, 2021

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expense Ratio(a)	Expenses Paid During period November 1, 2020 - April 30, 2021(b)
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class
Actual	$1,000.00	$1,269.10	1.64%	$9.23
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	1.64%	$8.20
Institutional Class
Actual	$1,000.00	$1,270.10	1.41%	$7.94
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	1.41%	$7.05
Grandeur Peak Global Contrarian Fund
Institutional Class
Actual	$1,000.00	$1,428.80	1.35%	$8.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	1.35%	$6.76
Grandeur Peak Global Micro Cap Fund
Institutional Class
Actual	$1,000.00	$1,417.50	2.00%	$11.99
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	2.00%	$9.99
Grandeur Peak Global Opportunities Fund
Investor Class
Actual	$1,000.00	$1,381.60	1.47%	$8.68
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.47%	$7.35
Institutional Class
Actual	$1,000.00	$1,384.20	1.23%	$7.27
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.23%	$6.16
Grandeur Peak Global Reach Fund
Investor Class
Actual	$1,000.00	$1,349.40	1.50%	$8.74
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Class
Actual	$1,000.00	$1,350.70	1.26%	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	1.26%	$6.31
Grandeur Peak Global Stalwarts Fund
Investor Class
Actual	$1,000.00	$1,300.50	1.19%	$6.79
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	1.19%	$5.96
Institutional Class
Actual	$1,000.00	$1,302.30	0.94%	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	0.94%	$4.71
Grandeur Peak International Opportunities Fund
Investor Class
Actual	$1,000.00	$1,320.10	1.49%	$8.57
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	1.49%	$7.45
Institutional Class
Actual	$1,000.00	$1,322.20	1.25%	$7.20
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
Grandeur Peak International Stalwarts Fund
Investor Class
Actual	$1,000.00	$1,292.20	1.15%	$6.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
Institutional Class
Actual	$1,000.00	$1,293.70	0.90%	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
Grandeur Peak US Stalwarts Fund
Institutional Class
Actual	$1,000.00	$1,332.50	1.00%	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	1.00%	$5.01

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

Annual Report | April 30, 2021	35

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (97.08%)
Argentina (0.86%)
Globant SA(a)	24,017	$5,504,216

Bangladesh (0.64%)
Square Pharmaceuticals, Ltd.	1,635,320	4,085,648

Brazil (8.77%)
Arco Platform, Ltd., Class A(a)	110,316	2,830,709
Blau Farmaceutica SA(a)	350,000	2,731,934
Fleury SA	1,035,600	4,886,264
Hypera SA	680,200	4,318,829
Instituto Hermes Pardini SA	1,092,400	3,786,764
Locaweb Servicos de Internet SA(b)(c)	1,770,400	9,516,790
Magazine Luiza SA	544,000	2,007,934
Neogrid Participacoes SA	2,019,000	2,698,418
Pagseguro Digital, Ltd., Class A(a)	212,506	9,720,024
Patria Investments, Ltd.(a)	253,135	3,505,920
Raia Drogasil SA	507,000	2,462,175
TOTVS SA	607,700	3,481,489
Vasta Platform(a)	192,634	1,885,887
Westwing Comercio Varejista Ltda(a)	1,323,500	2,183,073
		56,016,210

China (20.89%)
AK Medical Holdings, Ltd.(b)(c)	978,000	1,523,453
Alibaba Group Holding, Ltd.(a)	101,800	2,948,730
ANTA Sports Products, Ltd.	267,000	4,795,018
Autohome, Inc., ADR	32,564	3,019,660
Baozun, Inc.(a)	398,500	4,663,339
CSPC Pharmaceutical Group, Ltd.	4,336,720	5,370,828
Fu Shou Yuan International Group, Ltd.	3,722,000	4,024,949
Hangzhou Robam Appliances Co., Ltd., Class A	1,123,400	6,660,721
Hangzhou Tigermed Consulting Co., Ltd., Class A	125,050	3,024,272
HUYA, Inc., ADR(a)	130,177	2,293,719
JD.com, Inc., Class A(a)	76,100	2,927,319
Jiangsu Hengrui Medicine Co., Ltd., Class A	175,080	2,275,242
Koolearn Technology Holding, Ltd.(a)(b)(c)	1,571,100	3,021,755
Li Ning Co., Ltd.	823,700	6,723,000
Man Wah Holdings, Ltd.	2,750,000	5,784,815
ManpowerGroup Greater China, Ltd.(c)	2,266,500	2,885,737
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	332,500	5,073,950
O2Micro International, Ltd., ADR(a)	140,582	957,363
	Shares	Value (Note 2)
China (continued)
Silergy Corp.	236,422	$24,756,895
Suofeiya Home Collection Co., Ltd., Class A(a)	1,940,100	8,729,925
Tencent Holdings, Ltd.	58,900	4,723,981
TK Group Holdings, Ltd.	9,196,400	4,025,330
Trip.com Group, Ltd., ADR(a)	179,669	7,021,464
WuXi AppTec Co., Ltd., Class H(b)(c)	270,500	6,397,071
Wuxi Biologics Cayman, Inc.(a)(b)(c)	395,500	5,575,263
Yum China Holdings, Inc.	66,687	4,195,946
		133,399,745

Colombia (0.93%)
Parex Resources, Inc.(a)	315,631	5,944,643

Egypt (0.52%)
African Export-Import Bank, GDR	500,000	1,610,000
Integrated Diagnostics Holdings PLC(b)(c)	1,484,400	1,736,748
		3,346,748

Georgia (1.14%)
Bank of Georgia Group PLC(a)	185,712	2,621,189
Georgia Capital PLC(a)	186,468	1,449,840
TBC Bank Group PLC(a)	240,293	3,232,269
		7,303,298

Greece (1.83%)
JUMBO SA	277,659	5,190,855
Sarantis SA	603,670	6,473,829
		11,664,684

Hong Kong (2.04%)
Jacobson Pharma Corp., Ltd.(c)	4,715,800	473,538
Plover Bay Technologies, Ltd.(c)	8,956,000	1,706,399
Techtronic Industries Co., Ltd.	351,000	6,398,455
Vitasoy International Holdings, Ltd.	1,156,383	4,473,536
		13,051,928

India (17.44%)
Avenue Supermarts, Ltd.(a)(b)(c)	62,000	2,387,928
Bajaj Finance, Ltd.(a)	72,399	5,328,727
Castrol India, Ltd.	2,727,212	4,629,882
Cera Sanitaryware, Ltd.(a)	3,854	200,022
City Union Bank, Ltd.(a)	1,756,435	3,954,039
Computer Age Management Services, Ltd.	203,629	6,386,730
EPL, Ltd.	1,135,862	3,444,887
Gulf Oil Lubricants India, Ltd.	264,757	2,527,742
Happiest Minds Technologies, Ltd.(a)	631,530	6,176,542

See Notes to Financial Statements.

36	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
India (continued)
HCL Technologies, Ltd.	372,289	$4,518,130
HDFC Asset Management Co., Ltd.(b)(c)	74,500	2,792,373
HDFC Bank, Ltd.(a)	342,947	6,538,784
Home First Finance Co. India, Ltd.(a)(b)(c)	502,237	3,374,577
IndiaMart InterMesh, Ltd.(a)(b)(c)	106,171	11,393,110
L&T Technology Services, Ltd.(b)(c)	138,752	5,111,753
Marico, Ltd.	345,835	1,921,007
Metropolis Healthcare, Ltd.(b)(c)	372,701	12,050,863
Nippon Life India Asset Management, Ltd.(b)(c)	781,684	3,605,946
Polycab India, Ltd.(a)	201,825	3,997,264
Vaibhav Global, Ltd.	100,932	5,681,815
WNS Holdings, Ltd., ADR(a)	211,650	15,329,809
		111,351,930

Indonesia (2.94%)
Ace Hardware Indonesia Tbk PT	26,020,300	2,665,977
Arwana Citramulia Tbk PT	45,188,500	2,314,952
Bank Central Asia Tbk PT	1,271,500	2,818,954
Bank Tabungan Pensiunan Nasional Syariah	14,450,300	3,271,200
Selamat Sempurna Tbk PT	52,028,900	4,736,449
Ultrajaya Milk Industry & Trading Co. Tbk PT	26,276,000	2,928,651
		18,736,183

Kenya (0.65%)
Safaricom PLC	11,096,600	4,151,579

Malaysia (0.16%)
Scicom MSC Bhd	3,545,500	1,021,309

Mexico (0.94%)
Grupo Herdez SAB de CV	306,276	642,579
Regional SAB de CV(a)	1,048,200	5,347,854
		5,990,433

Philippines (3.04%)
Concepcion Industrial Corp.	1,861,792	868,063
Philippine Seven Corp.	1,023,000	2,273,333
Puregold Price Club, Inc.	7,163,100	5,548,985
Robinsons Land Corp.	8,164,200	2,777,354
Wilcon Depot, Inc.	21,691,900	7,928,919
		19,396,654

Poland (3.47%)
Allegro.eu SA(a)(b)(c)	105,054	1,610,632
Dino Polska SA(a)(b)(c)	179,921	11,680,964
LiveChat Software SA	221,945	7,315,839
	Shares	Value (Note 2)
Poland (continued)
PGS Software SA	426,467	$1,529,442
		22,136,877

Russia (2.23%)
HeadHunter Group PLC, ADR(a)	141,100	5,797,799
TCS Group Holding PLC, GDR(c)	64,357	3,719,835
Yandex NV, Class A(a)	72,377	4,744,312
		14,261,946

Singapore (0.66%)
Riverstone Holdings, Ltd./Singapore	3,882,400	4,230,306

South Africa (2.62%)
Capitec Bank Holdings, Ltd.(a)	23,200	2,377,830
Clicks Group, Ltd.	216,900	3,622,353
Italtile, Ltd.	3,636,472	4,277,760
Transaction Capital, Ltd.(a)	2,843,328	6,448,341
		16,726,284

South Korea (6.27%)
Douzone Bizon Co., Ltd.	46,000	3,486,133
Hyundai Ezwel Co., Ltd.	333,659	2,963,591
LEENO Industrial, Inc.	19,622	2,875,341
LG Household & Health Care, Ltd.	5,375	7,436,621
NAVER Corp.	13,560	4,382,452
Orion Corp./Republic of Korea	32,304	3,397,823
Ray Co. Ltd/KR(a)	43,000	2,002,427
Settle Bank, Inc./Korea	96,500	2,906,234
Suprema, Inc.(a)	68,000	1,632,220
Tokai Carbon Korea Co., Ltd.	50,654	8,920,860
		40,003,702

Taiwan (10.44%)
ASPEED Technology, Inc.	67,000	5,061,039
Bioteque Corp.	950,000	4,251,244
Brighten Optix Corp.	210,000	1,841,907
eMemory Technology, Inc.	98,000	3,613,647
FineTek Co., Ltd.	409,500	1,298,883
GEM Services, Inc./Tw	901,000	2,586,912
M31 Technology Corp.	164,000	2,451,223
momo.com, Inc.	178,000	6,563,563
Pacific Hospital Supply Co., Ltd.	500,384	1,318,450
Poya International Co., Ltd.(a)	548,000	12,006,444
Rafael Microelectronics, Inc.	138,000	760,820
Realtek Semiconductor Corp.	255,000	4,856,621
Sporton International, Inc.	827,760	7,601,061
Voltronic Power Technology Corp.	192,608	8,791,580

See Notes to Financial Statements.

Annual Report | April 30, 2021	37

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Taiwan (continued)
Wistron Information Technology & Services Corp.	993,000	$3,661,583
		66,664,977

Thailand (1.72%)
Humanica PCL	6,774,100	2,327,832
Muangthai Capital PCL	1,779,000	3,656,556
Netbay PCL	1,926,100	1,917,594
TOA Paint Thailand PCL	2,776,000	3,075,777
		10,977,759

Turkey (0.25%)
DP Eurasia NV(a)(b)(c)	1,646,300	1,577,887

United States (2.48%)
Frontage Holdings Corp.(a)(b)(c)	9,170,000	6,244,962
Genpact, Ltd.	202,183	9,609,758
		15,854,720

Vietnam (4.15%)
FPT Corp.	1,592,002	5,586,335
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,038,639	2,409,582
Lix Detergent JSC	437,310	1,094,461
Orient Commercial Joint Stock Bank(a)	260,000	265,019
Vietnam Dairy Products JSC	1,899,622	7,703,954
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	6,118,023
Vincom Retail JSC(a)	2,386,220	3,312,038
		26,489,412

TOTAL COMMON STOCKS
(Cost $402,019,213)		619,889,078

TOTAL INVESTMENTS (97.08%)
(Cost $402,019,213)		$619,889,078

Other Assets In Excess Of Liabilities (2.92%)		18,660,258

NET ASSETS (100.00%)		$638,549,336

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $89,602,075, representing 14.03% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $98,387,584, representing 15.41% of net assets.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)

Consumer	30.1%
Technology	29.8%
Financials	12.4%
Health Care	12.3%
Industrials	9.4%
Energy & Materials	3.1%
Cash, Cash Equivalents, & Other Net Assets	2.9%
Total	100%

See Notes to Financial Statements.

38	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

April 30, 2021

Industry Composition (April 30, 2021)

IT Services	12.5%
Semiconductors & Semiconductor Equipment	8.9%
Banks	6.7%
Food & Staples Retailing	4.4%
Internet & Direct Marketing Retail	4.4%
Software	4.0%
Health Care Providers & Services	3.5%
Professional Services	3.4%
Life Sciences Tools & Services	3.3%
Household Durables	3.3%
Specialty Retail	3.1%
Food Products	3.0%
Textiles, Apparel & Luxury Goods	2.7%
Diversified Consumer Services	2.6%
Interactive Media & Services	2.6%
Pharmaceuticals	2.6%
Personal Products	2.5%
Consumer Finance	2.4%
Health Care Equipment & Supplies	2.4%
Electrical Equipment	2.2%
Multiline Retail	2.2%
Capital Markets	1.8%
Trading Companies & Distributors	1.8%
Machinery	1.6%
Chemicals	1.6%
Other Industries (each less than 1%)	7.6%
Cash and Other Assets, Less Liabilities	2.9%
Total	100%

See Notes to Financial Statements.

Annual Report | April 30, 2021	39

Grandeur Peak Global Contrarian Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (97.13%)
Australia (4.18%)
Fiducian Group, Ltd.	235,298	$1,223,519
Kogan.com, Ltd.	41,200	351,662
QANTM Intellectual Property, Ltd.	585,684	491,788
		2,066,969

Austria (0.46%)
Schoeller-Bleckmann Oilfield Equipment AG	5,300	226,842

Bangladesh (0.64%)
Square Pharmaceuticals, Ltd.	127,390	318,268

Belgium (0.53%)
X-Fab Silicon Foundries SE(a)(b)(c)	27,095	263,207

Britain (10.14%)
Ascential PLC(a)	73,707	355,053
B&M European Value Retail SA	74,752	584,108
City of London Investment Group PLC	57,641	429,866
Clinigen Group PLC	21,700	255,782
K3 Capital Group PLC	132,654	597,235
On the Beach Group PLC(a)(b)(c)	128,139	734,407
Premier Miton Group PLC	297,038	717,889
Sabre Insurance Group PLC(b)(c)	96,717	347,951
Ultra Electronics Holdings PLC	35,342	986,915
		5,009,206

Canada (4.42%)
BioSyent, Inc.(a)	112,087	711,287
Guardian Capital Group, Ltd.	37,292	978,454
Kirkland Lake Gold, Ltd.	13,242	492,017
		2,181,758

China (3.83%)
Hangzhou Robam Appliances Co., Ltd., Class A	63,400	375,903
O2Micro International, Ltd., ADR(a)	5,260	35,821
TK Group Holdings, Ltd.	1,744,000	763,361
Xin Point Holdings, Ltd.(c)	1,113,000	716,424
		1,891,509

Colombia (0.77%)
Parex Resources, Inc.(a)	20,214	380,714

France (3.58%)
Alten SA(a)	1,400	175,217
Neurones	16,588	546,439
Rothschild & Co.(a)	11,143	396,543
	Shares	Value (Note 2)
France (continued)
Thermador Groupe	2,347	$240,408
Wavestone(a)	9,014	411,811
		1,770,418

Georgia (1.00%)
Bank of Georgia Group PLC(a)	16,357	230,867
TBC Bank Group PLC(a)	19,644	264,239
		495,106

Germany (1.42%)
Grand City Properties SA	16,417	441,328
Norma Group SE	4,641	258,897
		700,225

Greece (1.99%)
Kri-Kri Milk Industry SA	66,238	614,782
Sarantis SA	34,322	368,073
		982,855

Hong Kong (2.53%)
Jacobson Pharma Corp., Ltd.(c)	2,980,000	299,237
Plover Bay Technologies, Ltd.(c)	4,993,000	951,323
		1,250,560

India (4.86%)
City Union Bank, Ltd.(a)	162,500	365,816
Gulf Oil Lubricants India, Ltd.	50,713	484,177
HCL Technologies, Ltd.	17,988	218,304
Mahanagar Gas, Ltd.(c)	32,237	489,762
Time Technoplast, Ltd.	825,995	840,798
		2,398,857

Indonesia (1.84%)
Selamat Sempurna Tbk PT	3,587,700	326,606
Ultrajaya Milk Industry & Trading Co. Tbk PT	2,216,500	247,045
Uni-Charm Indonesia Tbk PT	2,956,100	334,595
		908,246

Ireland (0.74%)
Irish Residential Properties REIT PLC	186,406	364,399

Italy (1.59%)
Banca Sistema SpA(a)(b)(c)	137,982	345,050
Piovan SpA(b)(c)	49,469	441,300
		786,350

Japan (14.37%)
Beenos, Inc.	27,400	757,142
Central Automotive Products, Ltd.	11,700	310,994
Create SD Holdings Co., Ltd.	11,000	333,654

See Notes to Financial Statements.

40	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Contrarian Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Japan (continued)
Japan Lifeline Co., Ltd.	51,000	$718,638
Medikit Co., Ltd.	16,800	496,514
Naigai Trans Line, Ltd.	60,000	945,375
Nikkon Holdings Co., Ltd.	22,500	470,834
Seria Co., Ltd.	37,800	1,371,369
Synchro Food Co., Ltd.(a)	105,600	360,406
Trancom Co., Ltd.	7,800	605,216
YAMADA Consulting Group Co., Ltd.	69,400	727,719
		7,097,861

Mexico (0.69%)
Regional SAB de CV(a)	66,900	341,320

Netherlands (0.62%)
Aalberts NV	5,643	305,634

New Zealand (0.62%)
a2 Milk Co., Ltd.(a)	55,884	305,928

Oman (0.69%)
Tethys Oil AB	46,576	338,913

Philippines (1.22%)
Concepcion Industrial Corp.	530,800	247,486
Pryce Corp.	3,213,600	353,730
		601,216

Singapore (1.54%)
Riverstone Holdings, Ltd./Singapore	699,800	762,510

South Africa (0.93%)
City Lodge Hotels, Ltd.(a)	849,600	251,907
Italtile, Ltd.	178,471	209,944
		461,851

South Korea (1.41%)
HCT Co., Ltd.	31,144	488,572
Tokai Carbon Korea Co., Ltd.	1,181	207,990
		696,562

Sweden (0.47%)
Beijer Alma AB	10,407	234,311

Taiwan (7.62%)
Bioteque Corp.	152,000	680,199
FineTek Co., Ltd.	71,000	225,203
Fuzetec Technology Co., Ltd.	147,000	377,854
GEM Services, Inc./Tw	123,000	353,152
Pacific Hospital Supply Co., Ltd.	170,000	447,929
Tehmag Foods Corp.	70,000	773,100
Tofu Restaurant Co., Ltd.	64,000	404,396
	Shares	Value (Note 2)
Taiwan (continued)
Wistron Information Technology & Services Corp.	136,000	$501,486
		3,763,319

United Arab Emirates (0.92%)
Aramex PJSC	425,000	452,405

United States (16.79%)
Bank of NT Butterfield & Son, Ltd.	31,556	1,237,626
Barrett Business Services, Inc.	17,301	1,268,682
Esquire Financial Holdings, Inc.(a)	36,657	841,278
First Hawaiian, Inc.	17,500	480,550
Hackett Group, Inc.	57,170	950,737
Healthcare Services Group, Inc.	16,347	489,593
Hingham Institution For Savings The	2,722	827,869
Kimball International, Inc., Class B	51,025	743,944
LGI Homes, Inc.(a)	1,375	227,948
Samsonite International SA(a)(b)(c)	198,000	367,566
TriMas Corp.(a)	7,154	227,783
WW Grainger, Inc.	1,463	634,269
		8,297,845

Vietnam (4.72%)
FPT Corp.	145,643	511,061
Hoa Phat Group JSC	146,880	370,147
Orient Commercial Joint Stock Bank(a)	537,500	547,874
Vietnam Dairy Products JSC	119,988	486,614
Vietnam Technological & Commercial Joint Stock Bank(a)	233,000	414,357
		2,330,053

TOTAL COMMON STOCKS
(Cost $41,258,988)		47,985,217

TOTAL INVESTMENTS (97.13%)
(Cost $41,258,988)		$47,985,217

Other Assets In Excess Of Liabilities (2.87%)		1,417,827

NET ASSETS (100.00%)		$49,403,044

See Notes to Financial Statements.

Annual Report | April 30, 2021	41

Grandeur Peak Global Contrarian Fund	Portfolio of Investments

April 30, 2021

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $2,499,481, representing 5.06% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $4,956,227, representing 10.03% of net assets.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)

Industrials	24.0%
Financials	21.9%
Consumer	21.3%
Technology	12.4%
Health Care	9.3%
Energy & Materials	7.2%
Utilities	1.0%
Cash, Cash Equivalents, & Other Net Assets	2.9%
Total	100%

Industry Composition (April 30, 2021)

Banks	10.3%
Capital Markets	7.6%
Professional Services	7.2%
IT Services	6.7%
Health Care Equipment & Supplies	6.3%
Food Products	4.9%
Machinery	4.5%
Multiline Retail	4.0%
Hotels, Restaurants & Leisure	2.8%
Pharmaceuticals	2.7%
Commercial Services & Supplies	2.5%
Internet & Direct Marketing Retail	2.2%
Oil, Gas & Consumable Fuels	2.2%
Road & Rail	2.2%
Auto Components	2.1%
Aerospace & Defense	2.0%
Communications Equipment	1.9%
Marine	1.9%
Trading Companies & Distributors	1.8%
Metals & Mining	1.8%
Semiconductors & Semiconductor Equipment	1.7%
Containers & Packaging	1.7%
Thrifts & Mortgage Finance	1.7%
Household Durables	1.2%
Other Industries (each less than 1%)	13.2%
Cash and Other Assets, Less Liabilities	2.9%
Total	100%

See Notes to Financial Statements.

42	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (99.65%)
Australia (5.32%)
Australian Ethical Investment, Ltd.	57,454	$386,387
Fiducian Group, Ltd.	190,828	992,280
Kogan.com, Ltd.	133,811	1,142,142
National Storage REIT	257,787	399,159
People Infrastructure, Ltd.	76,774	266,735
Redbubble, Ltd.(a)	38,500	121,600
Temple & Webster Group, Ltd.(a)	27,368	225,588
Whispir, Ltd.(a)	85,100	211,093
		3,744,984

Belgium (0.48%)
X-Fab Silicon Foundries SE(a)(b)(c)	34,819	338,240

Brazil (1.26%)
Locaweb Servicos de Internet SA(b)(c)	66,400	356,933
Neogrid Participacoes SA	220,300	294,434
Westwing Comercio Varejista Ltda(a)	143,200	236,204
		887,571

Britain (13.77%)
AB Dynamics PLC	13,514	429,259
Acacia Pharma Group PLC(a)	82,311	232,553
Bytes Technology Group PLC(a)	38,057	259,113
City of London Investment Group PLC	46,732	348,510
Curtis Banks Group PLC	78,479	305,640
CVS Group PLC(a)	19,010	585,456
dotdigital group PLC	129,000	338,494
Foresight Group Holdings, Ltd.(a)	54,168	317,188
Impax Asset Management Group PLC	93,518	1,296,691
JTC PLC(b)(c)	60,251	559,998
K3 Capital Group PLC	277,632	1,249,956
Keystone Law Group PLC	23,672	217,402
On the Beach Group PLC(a)(b)(c)	126,875	727,163
Pensionbee Group PLC(a)	306,740	762,519
Premier Miton Group PLC	385,142	930,821
Tracsis PLC(a)	19,300	226,560
Tristel PLC	12,810	106,147
Volution Group PLC	86,601	498,133
XPS Pensions Group PLC(c)	173,192	295,394
		9,686,997

Canada (1.11%)
Guardian Capital Group, Ltd.	22,300	585,100
Pivotree, Inc.(a)	26,400	168,819
	Shares	Value (Note 2)
Canada (continued)
WeCommerce Holdings, Ltd.(a)	1,906	$24,919
		778,838

China (1.83%)
O2Micro International, Ltd., ADR(a)	31,756	216,258
TK Group Holdings, Ltd.	2,452,600	1,073,521
		1,289,779

Finland (2.41%)
Musti Group Oyj	44,964	1,696,347

France (3.51%)
Esker SA	3,700	1,032,016
Neurones	9,400	309,653
Sidetrade(a)	1,250	269,005
Thermador Groupe	5,874	601,686
Wavestone(a)	5,647	257,987
		2,470,347

Georgia (0.21%)
TBC Bank Group PLC(a)	11,050	148,638

Germany (5.89%)
Deutsche Industrie REIT AG	9,460	189,935
Exasol AG(a)	29,465	855,146
Fashionette AG(a)	10,926	441,364
Home24 SE(a)	39,008	914,034
Marley Spoon AG(a)	111,136	226,876
Nexus AG	3,900	269,606
Westwing Group AG(a)	21,739	1,249,293
		4,146,254

Greece (2.88%)
Kri-Kri Milk Industry SA	83,721	777,049
Sarantis SA	116,542	1,249,810
		2,026,859

Hong Kong (0.54%)
Plover Bay Technologies, Ltd.(c)	2,008,000	382,587

India (6.19%)
Amrutanjan Health Care, Ltd.	61,461	528,047
Cera Sanitaryware, Ltd.(a)	421	21,850
EPL, Ltd.	72,500	219,881
Gulf Oil Lubricants India, Ltd.	63,717	608,332
Happiest Minds Technologies, Ltd.(a)	43,552	425,951
IndiaMart InterMesh, Ltd.(a)(b)(c)	5,482	588,268
Metropolis Healthcare, Ltd.(b)(c)	18,316	592,227
Vaibhav Global, Ltd.	16,898	951,247

See Notes to Financial Statements.

Annual Report | April 30, 2021	43

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
India (continued)
Westlife Development, Ltd.(a)	71,521	$422,092
		4,357,895

Indonesia (1.26%)
Arwana Citramulia Tbk PT	7,920,100	405,737
Selamat Sempurna Tbk PT	5,271,800	479,918
		885,655

Ireland (0.84%)
Irish Residential Properties REIT PLC	137,000	267,817
Uniphar PLC	90,411	320,656
		588,473

Israel (0.20%)
Max Stock, Ltd.(a)	41,382	143,318

Italy (0.60%)
Piovan SpA(b)(c)	47,181	420,889

Japan (15.76%)
AIT Corp.	35,400	341,400
Atrae, Inc.(a)	7,400	113,956
Beenos, Inc.	38,300	1,058,340
Central Automotive Products, Ltd.	10,900	289,729
Charm Care Corp.	58,400	651,917
Creema, Ltd.(a)	9,400	342,749
eGuarantee, Inc.	23,900	460,986
ENECHANGE, Ltd.(a)	15,200	336,851
geechs, Inc.	15,000	227,971
Kinjiro Co., Ltd.	12,200	306,535
M&A Capital Partners Co., Ltd.(a)	22,400	1,037,094
MarkLines Co., Ltd.	9,100	240,718
Medikit Co., Ltd.	4,000	118,218
Meinan M&A Co., Ltd.	14,500	238,814
Open Door, Inc.(a)	42,800	784,804
Strike Co., Ltd.	6,200	260,106
Sun*, Inc.(a)	16,500	339,542
Synchro Food Co., Ltd.(a)	83,800	286,004
System Information Co., Ltd.	22,000	201,903
Syuppin Co., Ltd.	101,500	1,081,961
TeamSpirit, Inc.(a)	17,800	224,271
Trancom Co., Ltd.	2,700	209,498
User Local, Inc.(a)	3,300	139,349
Vega Corp. Co., Ltd.	54,700	851,856
WDB coco Co., Ltd.	6,600	221,329
YAKUODO Holdings Co., Ltd.	33,600	725,556
		11,091,457

Netherlands (0.41%)
Shop Apotheke Europe NV(a)(b)(c)	1,410	291,062
	Shares	Value (Note 2)
New Zealand (0.34%)
CBL Corp., Ltd.(a)(d)	159,993	$0
NZX, Ltd.	162,500	240,710
		240,710

Norway (2.03%)
24sevenoffice Scandinavia AB(a)	99,164	412,327
Medistim ASA	7,989	261,053
Self Storage Group ASA(a)	268,416	751,333
		1,424,713

Oman (0.31%)
Tethys Oil AB	30,300	220,479

Philippines (1.01%)
Concepcion Industrial Corp.	334,770	156,087
Pryce Corp.	3,937,000	433,356
Wilcon Depot, Inc.	335,000	122,451
		711,894

Poland (0.89%)
Answear.com SA(a)	25,400	230,410
LiveChat Software SA	6,400	210,959
PGS Software SA	51,047	183,070
		624,439

Singapore (0.53%)
Riverstone Holdings, Ltd./Singapore	343,600	374,390

South Korea (1.53%)
Hyundai Ezwel Co., Ltd.	25,910	230,135
MegaStudyEdu Co., Ltd.	2,818	146,683
Ray Co. Ltd/KR(a)	3,800	176,959
Suprema, Inc.(a)	8,703	208,900
Tokai Carbon Korea Co., Ltd.	1,781	313,658
		1,076,335

Sweden (7.52%)
KNOW IT AB(a)	19,882	736,279
Lyko Group AB(a)(c)	11,292	421,505
OEM International AB, Class B	13,485	643,542
Sdiptech AB(a)	8,000	359,103
SwedenCare AB	40,385	2,614,240
Vitec Software Group AB, Class B	10,899	515,625
		5,290,294

Taiwan (5.81%)
Bioteque Corp.	130,000	581,749
Brighten Optix Corp.	77,000	675,366
FineTek Co., Ltd.	96,150	304,976
Fuzetec Technology Co., Ltd.	192,000	493,524
GEM Services, Inc./Tw	182,000	522,550
Poya International Co., Ltd.(a)	16,000	350,553

See Notes to Financial Statements.

44	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Taiwan (continued)
Sporton International, Inc.	60,725	$557,619
Tehmag Foods Corp.	13,300	146,889
Tofu Restaurant Co., Ltd.	36,050	227,789
Wistron Information Technology & Services Corp.	61,000	224,931
		4,085,946

Thailand (0.63%)
Humanica PCL	935,000	321,301
Netbay PCL	125,000	124,448
		445,749

United States (14.00%)
4imprint Group PLC(a)	24,264	787,477
Barrett Business Services, Inc.	9,305	682,336
Better Choice Co., Inc.(a)	249,661	347,029
Castle Biosciences, Inc.(a)	3,300	227,799
Coastal Financial Corp.(a)	12,400	369,148
Esquire Financial Holdings, Inc.(a)	25,349	581,759
Hackett Group, Inc.	19,165	318,714
Heska Corp.(a)	3,666	669,595
Intersect ENT, Inc.(a)	17,275	376,768
Joint Corp.(a)	45,451	2,521,621
LeMaitre Vascular, Inc.	10,200	535,194
Limeade, Inc.(a)	493,905	325,310
MaxCyte, Inc.(a)	74,400	932,967
ProntoForms Corp.(a)	432,000	414,726
Systemax, Inc.	17,800	760,416
		9,850,859

Vietnam (0.58%)
Lix Detergent JSC	163,520	409,243

TOTAL COMMON STOCKS
(Cost $43,260,892)		70,131,241

TOTAL INVESTMENTS (99.65%)
(Cost $43,260,892)		$70,131,241

Other Assets In Excess Of Liabilities (0.35%)		243,516

NET ASSETS (100.00%)		$70,374,757

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $3,874,780, representing 5.51% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $4,974,266, representing 7.07% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)

Consumer	27.3%
Technology	20.7%
Health Care	19.2%
Financials	15.7%
Industrials	14.7%
Energy & Materials	2.1%
Cash, Cash Equivalents, & Other Net Assets	0.3%
Total	100%

See Notes to Financial Statements.

Annual Report | April 30, 2021	45

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

April 30, 2021

Industry Composition (April 30, 2021)

Internet & Direct Marketing Retail	13.1%
Capital Markets	11.7%
Software	9.9%
Health Care Providers & Services	7.0%
Health Care Equipment & Supplies	5.5%
IT Services	5.2%
Pharmaceuticals	4.8%
Professional Services	4.2%
Trading Companies & Distributors	3.7%
Specialty Retail	3.2%
Personal Products	2.3%
Machinery	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Hotels, Restaurants & Leisure	2.0%
Commercial Services & Supplies	1.6%
Banks	1.6%
Building Products	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Biotechnology	1.3%
Food Products	1.3%
Auto Components	1.3%
Equity Real Estate Investment Trusts (REITs)	1.2%
Media	1.1%
Diversified Financial Services	1.1%
Food & Staples Retailing	1.0%
Electronic Equipment, Instruments & Components	1.0%
Other Industries (each less than 1%)	7.6%
Cash and Other Assets, Less Liabilities	0.3%
Total	100%

See Notes to Financial Statements.

46	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (99.42%)
Argentina (0.56%)
Globant SA(a)	24,775	$5,677,935

Australia (0.72%)
Fiducian Group, Ltd.	182,850	950,796
Kogan.com, Ltd.	745,408	6,362,419
		7,313,215

Bangladesh (0.24%)
Square Pharmaceuticals, Ltd.	962,029	2,403,512

Belgium (1.38%)
Melexis NV	62,854	6,846,331
Warehouses De Pauw CVA	84,756	2,987,660
X-Fab Silicon Foundries SE(a)(b)(c)	442,506	4,298,602
		14,132,593

Brazil (2.12%)
Fleury SA	1,000,200	4,719,236
Instituto Hermes Pardini SA	708,600	2,456,336
Locaweb Servicos de Internet SA(b)(c)	642,900	3,455,911
Neogrid Participacoes SA	2,950,700	3,943,646
Pagseguro Digital, Ltd., Class A(a)	126,141	5,769,689
Patria Investments, Ltd.(a)	95,883	1,327,979
		21,672,797

Britain (17.47%)
AB Dynamics PLC	67,600	2,147,247
Ascential PLC(a)	1,826,939	8,800,513
B&M European Value Retail SA	2,524,207	19,724,017
Bytes Technology Group PLC(a)	437,194	2,976,655
City of London Investment Group PLC	393,420	2,933,983
Curtis Banks Group PLC	388,399	1,512,637
CVS Group PLC(a)	631,780	19,457,103
Dechra Pharmaceuticals PLC	455,423	25,372,210
Diploma PLC	129,290	5,120,962
Endava PLC, ADR(a)	226,518	20,508,940
Gamma Communications PLC	206,400	5,182,162
Impax Asset Management Group PLC	266,274	3,692,070
JTC PLC(b)(c)	482,638	4,485,843
K3 Capital Group PLC	865,551	3,896,886
On the Beach Group PLC(a)(b)(c)	1,128,677	6,468,822
Pensionbee Group PLC(a)	888,523	2,208,760
Premier Miton Group PLC	1,776,550	4,293,613
Sabre Insurance Group PLC(b)(c)	974,131	3,504,552
Sanne Group PLC	558,317	4,981,049
Softcat PLC	207,456	5,492,317

	Shares	Value (Note 2)
Britain (continued)
St. James's Place PLC	445,740	$8,381,210
Team17 Group PLC(a)	329,984	3,531,848
Tristel PLC	48,517	402,025
Ultra Electronics Holdings PLC	273,063	7,625,204
Volution Group PLC	1,006,553	5,789,741
		178,490,369

Canada (1.76%)
Gildan Activewear, Inc.(a)	226,300	7,854,174
Guardian Capital Group, Ltd.	115,200	3,022,577
Pivotree, Inc.(a)	191,300	1,223,299
Richelieu Hardware, Ltd.	168,565	5,888,769
		17,988,819

China (6.47%)
CSPC Pharmaceutical Group, Ltd.	2,758,920	3,416,795
Hangzhou Robam Appliances Co., Ltd., Class A	1,028,800	6,099,831
Li Ning Co., Ltd.	738,600	6,028,417
Man Wah Holdings, Ltd.	3,380,900	7,111,957
O2Micro International, Ltd., ADR(a)	289,520	1,971,631
Silergy Corp.	218,352	22,864,698
Suofeiya Home Collection Co., Ltd., Class A(a)	1,758,300	7,911,875
Trip.com Group, Ltd., ADR(a)	138,534	5,413,909
WuXi AppTec Co., Ltd., Class H(b)(c)	222,180	5,254,349
		66,073,462

Egypt (0.11%)
Integrated Diagnostics Holdings PLC(b)(c)	933,600	1,092,312

Finland (1.02%)
Musti Group Oyj	276,174	10,419,155

France (4.68%)
Alten SA(a)	60,082	7,519,550
BioMerieux	24,847	2,954,982
Esker SA	35,947	10,026,455
Neurones	110,960	3,655,222
Rothschild & Co.(a)	85,510	3,043,024
Thermador Groupe	73,248	7,502,951
Virbac SA(a)	34,462	11,186,674
Wavestone(a)	42,647	1,948,358
		47,837,216

Georgia (0.50%)
Bank of Georgia Group PLC(a)	92,641	1,307,560
Georgia Capital PLC(a)	300,557	2,336,914
TBC Bank Group PLC(a)	110,932	1,492,187
		5,136,661

See Notes to Financial Statements.

Annual Report | April 30, 2021	47

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Germany (7.51%)
Atoss Software AG	12,700	$2,830,807
Dermapharm Holding SE	113,975	9,961,868
Exasol AG(a)	208,200	6,042,473
Fashionette AG(a)	160,243	6,473,141
Friedrich Vorwerk Group SE(a)	60,903	3,748,913
Grand City Properties SA	112,198	3,016,155
Home24 SE(a)	129,187	3,027,104
Nagarro SE(a)	27,170	2,979,074
Nexus AG	82,624	5,711,771
Norma Group SE	213,223	11,894,571
PATRIZIA AG	131,095	3,585,620
PharmaSGP Holding SE(a)	159,300	3,160,068
QIAGEN NV(a)	167,477	8,060,668
Westwing Group AG(a)	108,845	6,255,084
		76,747,317

Hong Kong (0.24%)
Jacobson Pharma Corp., Ltd.(c)	2,412,100	242,211
Vitasoy International Holdings, Ltd.	584,000	2,259,239
		2,501,450

India (4.67%)
Computer Age Management Services, Ltd.	164,350	5,154,762
EPL, Ltd.	481,054	1,458,960
Gulf Oil Lubricants India, Ltd.	200,637	1,915,562
HCL Technologies, Ltd.	294,138	3,569,683
IndiaMart InterMesh, Ltd.(a)(b)(c)	49,575	5,319,847
L&T Technology Services, Ltd.(b)(c)	89,947	3,313,731
Metropolis Healthcare, Ltd.(b)(c)	431,609	13,955,586
WNS Holdings, Ltd., ADR(a)	180,376	13,064,634
		47,752,765

Indonesia (1.00%)
Arwana Citramulia Tbk PT	58,214,800	2,982,274
Selamat Sempurna Tbk PT	56,561,200	5,149,047
Ultrajaya Milk Industry & Trading Co. Tbk PT	18,240,200	2,033,002
		10,164,323

Ireland (1.56%)
Irish Residential Properties REIT PLC	4,325,741	8,456,250
Keywords Studios PLC(a)	201,271	7,521,707
		15,977,957

Israel (0.83%)
Wix.com, Ltd.(a)	26,747	8,502,336

Italy (1.40%)
DiaSorin SpA	12,949	2,198,981

	Shares	Value (Note 2)
Italy (continued)
GVS SpA(a)(b)(c)	179,465	$3,128,560
Interpump Group SpA	143,595	7,647,857
Piovan SpA(b)(c)	144,291	1,287,182
		14,262,580

Japan (8.85%)
AIT Corp.	335,400	3,234,620
Appier Group, Inc.(a)	33,500	585,767
BayCurrent Consulting, Inc.	20,900	5,708,345
Charm Care Corp.	252,000	2,813,066
Create SD Holdings Co., Ltd.	182,700	5,541,683
Japan Lifeline Co., Ltd.	566,600	7,983,933
Kinjiro Co., Ltd.	88,600	2,226,147
M&A Capital Partners Co., Ltd.(a)	164,200	7,602,269
MarkLines Co., Ltd.	45,200	1,195,656
Medikit Co., Ltd.	80,500	2,379,129
MonotaRO Co., Ltd.	136,200	3,476,969
Naigai Trans Line, Ltd.	118,700	1,870,266
Open Door, Inc.(a)	337,300	6,184,913
Seria Co., Ltd.	322,900	11,714,690
Strike Co., Ltd.	94,800	3,977,107
Synchro Food Co., Ltd.(a)	449,300	1,533,433
Systena Corp.	153,200	3,152,592
Syuppin Co., Ltd.	164,600	1,754,589
Trancom Co., Ltd.	73,470	5,700,664
User Local, Inc.(a)	106,100	4,480,296
Visional, Inc.(a)	12,100	691,966
YAKUODO Holdings Co., Ltd.	305,700	6,601,263
		90,409,363

Mexico (0.85%)
Grupo Herdez SAB de CV	2,218,966	4,655,480
Regional SAB de CV(a)	781,527	3,987,304
		8,642,784

Netherlands (1.60%)
Aalberts NV	143,153	7,753,397
Shop Apotheke Europe NV(a)(b)(c)	41,456	8,557,648
		16,311,045

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (0.20%)
Medistim ASA	64,055	2,093,099

Philippines (0.73%)
Concepcion Industrial Corp.	1,035,152	482,641
Puregold Price Club, Inc.	6,155,800	4,768,668
Wilcon Depot, Inc.	6,158,500	2,251,082
		7,502,391

See Notes to Financial Statements.

48	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Poland (0.69%)
Dino Polska SA(a)(b)(c)	100,797	$6,544,017
PGS Software SA	138,443	496,499
		7,040,516

Singapore (0.53%)
Riverstone Holdings, Ltd./Singapore	4,938,000	5,380,500

South Africa (0.25%)
Italtile, Ltd.	2,148,741	2,527,669

South Korea (1.02%)
LEENO Industrial, Inc.	24,704	3,620,040
Tokai Carbon Korea Co., Ltd.	38,780	6,829,687
		10,449,727

Sweden (3.67%)
AddTech AB, Class B	59,087	1,032,996
Beijer Alma AB	321,810	7,245,481
Boozt AB(a)(b)(c)	96,808	2,253,942
Cint Group AB(a)	204,468	2,077,154
EQT AB	101,324	3,426,719
Hexpol AB	325,814	4,004,577
KNOW IT AB(a)	174,959	6,479,159
Lyko Group AB(a)(c)	43,831	1,636,113
OEM International AB, Class B	62,406	2,978,191
Sdiptech AB(a)	44,439	1,994,769
SwedenCare AB	66,792	4,323,643
		37,452,744

Switzerland (0.40%)
Partners Group Holding AG	2,850	4,056,940

Taiwan (2.33%)
ASPEED Technology, Inc.	53,500	4,041,277
Bioteque Corp.	1,169,000	5,231,268
Brighten Optix Corp.	172,000	1,508,610
Poya International Co., Ltd.(a)	208,000	4,557,190
Sporton International, Inc.	705,671	6,479,956
Tofu Restaurant Co., Ltd.	47,000	296,979
Voltronic Power Technology Corp.	37,100	1,693,427
		23,808,707

United States (22.66%)
4imprint Group PLC(a)	162,955	5,288,628
Bank of NT Butterfield & Son, Ltd.	209,104	8,201,059
Barrett Business Services, Inc.	47,990	3,519,107
Cardiovascular Systems, Inc.(a)	129,773	5,232,447
Castle Biosciences, Inc.(a)	54,096	3,734,247
EPAM Systems, Inc.(a)	45,978	21,046,430
Esquire Financial Holdings, Inc.(a)	21,936	503,431
Etsy, Inc.(a)	17,631	3,504,866

	Shares	Value (Note 2)
United States (continued)
ExlService Holdings, Inc.(a)	66,543	$6,147,242
First Republic Bank	75,666	13,865,038
Five Below, Inc.(a)	22,052	4,438,406
Frontage Holdings Corp.(a)(b)(c)	2,815,100	1,917,142
FTI Consulting, Inc.(a)	38,574	5,356,000
Genpact, Ltd.	191,300	9,092,489
Glacier Bancorp, Inc.	140,254	8,267,973
Heska Corp.(a)	73,617	13,446,145
Houlihan Lokey, Inc.	42,250	2,799,908
IDEXX Laboratories, Inc.(a)	6,575	3,609,609
Insperity, Inc.	40,139	3,513,768
Joint Corp.(a)	28,615	1,587,560
LeMaitre Vascular, Inc.	173,934	9,126,317
LGI Homes, Inc.(a)	51,189	8,486,112
Littelfuse, Inc.	44,684	11,851,984
Marcus & Millichap, Inc.(a)	138,449	4,890,019
MaxCyte, Inc.(a)	286,500	3,592,675
Moelis & Co., Class A	16,169	877,653
NV5 Global, Inc.(a)	54,534	4,915,149
Ollie's Bargain Outlet Holdings, Inc.(a)	59,788	5,516,639
Paylocity Holding Corp.(a)	10,445	2,018,392
PJT Partners, Inc., Class A	91,475	6,726,157
Poshmark, Inc.(a)	26,850	1,123,136
Power Integrations, Inc.	37,854	3,134,690
PPD, Inc.(a)	97,349	4,497,524
Qualys, Inc.(a)	95,894	9,719,816
Rapid7, Inc.(a)	67,264	5,465,200
Silicon Laboratories, Inc.(a)	21,139	2,979,542
SVB Financial Group(a)	9,863	5,639,959
Systemax, Inc.	145,716	6,224,988
TriMas Corp.(a)	179,710	5,721,966
Ulta Beauty, Inc.(a)	11,927	3,928,157
		231,507,570

Vietnam (1.40%)
Vietnam Dairy Products JSC	914,196	3,707,540
Vietnam Technological & Commercial Joint Stock Bank(a)	5,964,004	10,606,123
		14,313,663

TOTAL COMMON STOCKS
(Cost $610,028,375)		1,015,643,493

PREFERRED STOCKS (0.42%)
United States (0.42%)
Dataminr Inc - Private Placement(a)(e)	96,640	4,252,160

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		4,252,160

See Notes to Financial Statements.

Annual Report | April 30, 2021	49

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

April 30, 2021

Value
TOTAL INVESTMENTS (99.84%)
(Cost $611,951,511)	$1,019,895,653

Other Assets In Excess Of Liabilities (0.16%)	1,666,100

NET ASSETS (100.00%)	$1,021,561,753

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $74,838,046, representing 7.33% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $76,716,370, representing 7.51% of net assets.

(d)	Less than 0.005%.

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)
Technology	29.1%
Consumer	20.2%
Health Care	19.9%
Financials	15.0%
Industrials	14.9%
Energy & Materials	0.7%
Cash, Cash Equivalents, & Other Net Assets	0.2%
Total	100%

Industry Composition (April 30, 2021)
IT Services	14.0%
Capital Markets	7.0%
Health Care Equipment & Supplies	6.3%
Pharmaceuticals	5.9%
Software	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Banks	5.3%
Internet & Direct Marketing Retail	5.0%
Health Care Providers & Services	4.9%
Multiline Retail	4.1%
Machinery	4.1%
Trading Companies & Distributors	3.7%
Professional Services	3.1%
Household Durables	2.9%
Specialty Retail	2.5%
Food & Staples Retailing	2.3%
Life Sciences Tools & Services	1.9%
Media	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Food Products	1.2%
Electronic Equipment, Instruments & Components	1.2%
Real Estate Management & Development	1.1%
Equity Real Estate Investment Trusts (REITs)	1.1%
Other Industries (each less than 1%)	8.3%
Cash and Other Assets, Less Liabilities	0.2%
Total	100%

See Notes to Financial Statements.

50	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (98.83%)
Argentina (0.37%)
Globant SA(a)	6,105	$1,399,144

Australia (2.68%)
Appen, Ltd.	54,722	660,149
Australian Ethical Investment, Ltd.	373,810	2,513,933
Bravura Solutions, Ltd.	122,268	265,614
EQT Holdings, Ltd.	45,188	853,208
Kogan.com, Ltd.	163,531	1,395,817
National Storage REIT	470,466	728,472
Netwealth Group, Ltd.	89,313	1,024,467
People Infrastructure, Ltd.	299,959	1,042,142
Redbubble, Ltd.(a)	227,593	718,838
Whispir, Ltd.(a)	367,258	910,994
		10,113,634

Austria (0.27%)
Schoeller-Bleckmann Oilfield Equipment AG	23,700	1,014,367

Bangladesh (0.14%)
Square Pharmaceuticals, Ltd.	202,545	506,034

Belgium (0.58%)
Melexis NV	10,126	1,102,968
Warehouses De Pauw CVA	30,732	1,083,307
		2,186,275

Brazil (2.80%)
Arco Platform, Ltd., Class A(a)	11,542	296,168
Diagnosticos da America SA(a)	52,000	551,202
Fleury SA	339,800	1,603,276
Hypera SA	81,800	519,377
Instituto Hermes Pardini SA	198,300	687,400
Locaweb Servicos de Internet SA(b)(c)	327,268	1,759,230
Neogrid Participacoes SA	702,600	939,033
Pagseguro Digital, Ltd., Class A(a)	51,452	2,353,414
Patria Investments, Ltd.(a)	53,975	747,554
Pet Center Comercio e Participacoes SA	40,000	174,299
Raia Drogasil SA	140,000	679,891
Vasta Platform(a)	26,251	256,997
		10,567,841

Britain (14.58%)
AB Dynamics PLC	51,876	1,647,790
Abcam PLC(a)	65,482	1,381,824
Ascential PLC(a)	67,756	326,386
B&M European Value Retail SA	487,900	3,812,424
Bytes Technology Group PLC(a)	113,792	774,758

	Shares	Value (Note 2)
Britain (continued)
Clinigen Group PLC	91,173	$1,074,675
Curtis Banks Group PLC	104,800	408,148
CVS Group PLC(a)	74,800	2,303,636
Darktrace PLC(a)	25,000	113,936
Dechra Pharmaceuticals PLC	62,014	3,454,881
Diploma PLC	18,786	744,082
dotdigital group PLC	721,682	1,893,682
Endava PLC, ADR(a)	52,553	4,758,149
First Derivatives PLC(a)	7,600	307,006
Foresight Group Holdings, Ltd.(a)	216,892	1,270,038
FRP Advisory Group PLC	238,865	394,210
Gamma Communications PLC	74,969	1,882,275
GlobalData PLC	27,797	600,786
Impax Asset Management Group PLC	415,217	5,757,266
Intertek Group PLC	20,231	1,714,951
JTC PLC(b)(c)	369,856	3,437,599
K3 Capital Group PLC	532,428	2,397,099
Keystone Law Group PLC	119,151	1,094,276
Ocado Group PLC(a)	18,958	549,033
On the Beach Group PLC(a)(b)(c)	541,626	3,104,238
Pensionbee Group PLC(a)	815,693	2,027,714
Rotork PLC	140,010	666,318
Sanne Group PLC	295,332	2,634,817
Softcat PLC	28,098	743,884
Team17 Group PLC(a)	34,619	370,530
Tristel PLC	25,000	207,157
Ultra Electronics Holdings PLC	40,770	1,138,490
Volution Group PLC	193,447	1,112,716
XPS Pensions Group PLC(c)	510,185	870,166
		54,974,940

Canada (1.17%)
Gildan Activewear, Inc.(a)	49,600	1,721,463
Guardian Capital Group, Ltd.	16,000	419,802
Pivotree, Inc.(a)	50,200	321,012
Richelieu Hardware, Ltd.	17,100	597,383
Ritchie Bros Auctioneers, Inc.	21,401	1,361,104
		4,420,764

China (4.72%)
CSPC Pharmaceutical Group, Ltd.	769,520	953,015
Guangzhou KDT Machinery Co., Ltd.(a)	93,100	776,133
Hangzhou Robam Appliances Co., Ltd., Class A	102,700	608,916
HUYA, Inc., ADR(a)	21,488	378,618
Koolearn Technology Holding, Ltd.(a)(b)(c)	141,400	271,960
Li Ning Co., Ltd.	73,800	602,352
Man Wah Holdings, Ltd.	660,800	1,390,039
ManpowerGroup Greater China, Ltd.(c)	578,000	735,917

See Notes to Financial Statements.

Annual Report | April 30, 2021	51

Grandeur Peak Global Reach Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
China (continued)
O2Micro International, Ltd., ADR(a)	117,745	$801,843
Silergy Corp.	56,925	5,960,893
Suofeiya Home Collection Co., Ltd., Class A(a)	134,100	603,414
TK Group Holdings, Ltd.	1,830,000	801,004
Trip.com Group, Ltd., ADR(a)	13,250	517,810
WuXi AppTec Co., Ltd., Class H(b)(c)	118,760	2,808,563
Yum China Holdings, Inc.	8,943	562,693
		17,773,170

Colombia (0.74%)
Parex Resources, Inc.(a)	148,861	2,803,671

Egypt (0.26%)
African Export-Import Bank, GDR	200,000	644,000
Integrated Diagnostics Holdings PLC(b)(c)	291,972	341,607
		985,607

Finland (0.76%)
Musti Group Oyj	75,531	2,849,541

France (3.22%)
Alten SA(a)	10,400	1,301,610
BioMerieux	2,676	318,249
Bureau Veritas SA(a)	35,351	1,056,998
Esker SA	18,548	5,173,469
Neurones	17,282	569,300
Sidetrade(a)	2,745	590,734
Thermador Groupe	19,759	2,023,957
Virbac SA(a)	3,383	1,098,152
		12,132,469

Germany (4.53%)
Dermapharm Holding SE	17,100	1,494,608
Deutsche Industrie REIT AG	21,300	427,654
Exasol AG(a)	45,800	1,329,228
Fashionette AG(a)	41,523	1,677,354
Friedrich Vorwerk Group SE(a)	21,968	1,352,251
Home24 SE(a)	65,399	1,532,427
Nagarro SE(a)	8,803	965,211
Nexus AG	11,031	762,570
Norma Group SE	13,460	750,861
PATRIZIA AG	53,603	1,466,112
PharmaSGP Holding SE(a)	32,536	645,424
Puma SE(a)	5,149	543,023
QIAGEN NV(a)	24,225	1,165,949
Westwing Group AG(a)	51,400	2,953,845
		17,066,517

Greece (0.72%)
Kri-Kri Milk Industry SA	61,300	568,951

	Shares	Value (Note 2)
Greece (continued)
Sarantis SA	199,040	$2,134,528
		2,703,479

Hong Kong (1.17%)
Jacobson Pharma Corp., Ltd.(c)	2,583,300	259,403
Plover Bay Technologies, Ltd.(c)	3,254,000	619,989
Techtronic Industries Co., Ltd.	122,000	2,223,964
Vitasoy International Holdings, Ltd.	336,000	1,299,836
		4,403,192

India (4.59%)
Avenue Supermarts, Ltd.(a)(b)(c)	15,385	592,553
Cera Sanitaryware, Ltd.(a)	2,253	116,930
Computer Age Management Services, Ltd.	15,000	470,468
EPL, Ltd.	367,424	1,114,338
Gulf Oil Lubricants India, Ltd.	100,176	956,421
HCL Technologies, Ltd.	43,536	528,356
HDFC Bank, Ltd.(a)	67,037	1,278,158
IndiaMart InterMesh, Ltd.(a)(b)(c)	15,491	1,662,325
L&T Technology Services, Ltd.(b)(c)	28,748	1,059,103
Metropolis Healthcare, Ltd.(b)(c)	90,081	2,912,667
Poly Medicure, Ltd.(a)	33,085	443,419
Polycab India, Ltd.(a)	41,000	812,029
Time Technoplast, Ltd.	1,106,883	1,126,720
Vaibhav Global, Ltd.	8,197	461,438
Westlife Development, Ltd.(a)	75,255	444,129
WNS Holdings, Ltd., ADR(a)(d)	46,019	3,333,156
		17,312,210

Indonesia (1.19%)
Arwana Citramulia Tbk PT	26,137,200	1,338,978
Bank Central Asia Tbk PT	332,700	737,606
Selamat Sempurna Tbk PT	19,027,700	1,732,186
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,163,200	686,933
		4,495,703

Ireland (0.89%)
Keywords Studios PLC(a)	39,519	1,476,866
Uniphar PLC	523,697	1,857,372
		3,334,238

Israel (1.23%)
Max Stock, Ltd.(a)	85,618	296,520
Wix.com, Ltd.(a)(d)	13,652	4,339,698
		4,636,218

Italy (0.70%)
GVS SpA(a)(b)(c)	17,537	305,718

See Notes to Financial Statements.

52	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Italy (continued)
Interpump Group SpA	20,850	$1,110,469
Piovan SpA(b)(c)	138,608	1,236,485
		2,652,672

Japan (7.38%)
AIT Corp.	58,900	568,036
Appier Group, Inc.(a)	12,100	211,576
BASE, Inc.(a)	29,000	483,731
BayCurrent Consulting, Inc.	10,900	2,977,079
Beenos, Inc.	27,500	759,905
Charm Care Corp.	68,600	765,779
Coconala, Inc.(a)	19,100	355,995
Creema, Ltd.(a)	13,000	474,014
eGuarantee, Inc.	6,400	123,444
ENECHANGE, Ltd.(a)	16,600	367,876
Funai Soken Holdings, Inc.	36,700	650,788
geechs, Inc.	46,100	700,632
gremz, Inc.	69,100	1,175,377
Industrial & Infrastructure Fund Investment Corp.	409	741,357
Japan Lifeline Co., Ltd.	79,700	1,123,049
Kinjiro Co., Ltd.	29,100	731,161
MarkLines Co., Ltd.	24,800	656,023
Medikit Co., Ltd.	20,700	611,776
MonotaRO Co., Ltd.	36,200	924,129
Naigai Trans Line, Ltd.	68,150	1,073,788
Nihon M&A Center, Inc.	50,400	1,320,758
Open Door, Inc.(a)	60,200	1,103,859
Seria Co., Ltd.	22,400	812,664
Synchro Food Co., Ltd.(a)	113,400	387,027
System Information Co., Ltd.	43,600	400,135
Systena Corp.	35,800	736,702
Syuppin Co., Ltd.	119,100	1,269,572
TeamSpirit, Inc.(a)	22,800	287,269
Trancom Co., Ltd.	18,100	1,404,410
Tsuruha Holdings, Inc.	3,200	369,512
User Local, Inc.(a)	12,500	527,839
Vega Corp. Co., Ltd.	38,600	601,127
Visional, Inc.(a)	4,500	257,343
WDB coco Co., Ltd.	11,900	399,062
WealthNavi, Inc.(a)	29,600	1,136,170
YAKUODO Holdings Co., Ltd.	36,200	781,700
YAMADA Consulting Group Co., Ltd.	53,900	565,188
		27,835,852

Netherlands (0.85%)
Aalberts NV	27,756	1,503,310
Shop Apotheke Europe NV(a)(b)(c)	8,316	1,716,649
		3,219,959

New Zealand (0.42%)
CBL Corp., Ltd.(a)(e)	819,006	0

	Shares	Value (Note 2)
New Zealand (continued)
NZX, Ltd.	1,059,037	$1,568,742
		1,568,742

Norway (1.20%)
24sevenoffice Scandinavia AB(a)	222,199	923,910
CSAM Health Group AS(a)	91,191	943,242
Medistim ASA	12,841	419,600
Nordic Semiconductor ASA(a)	11,845	293,136
Self Storage Group ASA(a)	694,169	1,943,073
		4,522,961

Oman (0.33%)
Tethys Oil AB	173,100	1,259,571

Philippines (1.13%)
Concepcion Industrial Corp.	1,793,920	836,418
Pryce Corp.	6,894,800	758,929
Puregold Price Club, Inc.	490,700	380,127
Wilcon Depot, Inc.	6,270,400	2,291,984
		4,267,458

Poland (1.06%)
Dino Polska SA(a)(b)(c)	47,357	3,074,546
LiveChat Software SA	27,929	920,607
		3,995,153

Singapore (0.15%)
Riverstone Holdings, Ltd./Singapore	532,300	580,000

South Africa (0.53%)
Clicks Group, Ltd.	73,588	1,228,961
Italtile, Ltd.	665,000	782,272
		2,011,233

South Korea (0.91%)
Douzone Bizon Co., Ltd.	3,400	257,671
Hyundai Ezwel Co., Ltd.	33,500	297,550
LEENO Industrial, Inc.	3,790	555,374
Ray Co. Ltd/KR(a)	7,896	367,701
Suprema, Inc.(a)	8,000	192,026
Tokai Carbon Korea Co., Ltd.	10,000	1,761,136
		3,431,458

Spain (0.00%)(f)
Let's GOWEX SA(a)(e)	10,700	0

Sweden (5.00%)
Beijer Alma AB	82,700	1,861,972
Boozt AB(a)(b)(c)	21,200	493,591
Cint Group AB(a)	37,581	381,779
EQT AB	126,813	4,288,742
KNOW IT AB(a)	60,565	2,242,870
Lyko Group AB(a)(c)	16,800	627,106

See Notes to Financial Statements.

Annual Report | April 30, 2021	53

Grandeur Peak Global Reach Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Sweden (continued)
Nordnet AB publ	34,622	$650,475
OEM International AB, Class B	19,724	941,285
Paradox Interactive AB	14,841	347,465
Sagax AB, Class A	47,309	1,262,982
Sagax AB B	24,922	659,441
Sdiptech AB(a)	15,789	708,734
SwedenCare AB	53,487	3,462,371
Vitec Software Group AB, Class B	19,425	918,985
		18,847,798

Switzerland (0.45%)
Partners Group Holding AG	1,187	1,689,680

Taiwan (2.74%)
ASPEED Technology, Inc.	5,000	377,690
Bioteque Corp.	284,000	1,270,898
Brighten Optix Corp.	102,000	894,641
FineTek Co., Ltd.	155,400	492,909
Fuzetec Technology Co., Ltd.	199,000	511,517
GEM Services, Inc./Tw	122,000	350,281
momo.com, Inc.	17,000	626,857
Pacific Hospital Supply Co., Ltd.	356,317	938,851
Poya International Co., Ltd.(a)	46,000	1,007,840
Sporton International, Inc.	249,859	2,294,377
Voltronic Power Technology Corp.	23,047	1,051,979
Wistron Information
Technology & Services Corp.	138,000	508,861
		10,326,701

Thailand (0.12%)
TOA Paint Thailand PCL	413,300	457,932

United Arab Emirates (0.16%)
Aramex PJSC	550,033	585,500

United States (27.61%)
4imprint Group PLC(a)	25,771	836,386
8x8, Inc.(a)	21,677	712,957
Align Technology, Inc.(a)	661	393,645
Apollo Global Management, Inc.	14,082	779,720
Array Technologies, Inc.(a)	70,193	1,976,635
Bank of Hawaii Corp.	16,705	1,518,317
Bank of NT Butterfield & Son, Ltd.	73,047	2,864,903
Barrett Business Services, Inc.	26,037	1,909,293
Blackline, Inc.(a)	12,841	1,490,326
Blackstone Group, Inc., Class A	29,433	2,604,526
Cactus, Inc., Class A	31,925	951,684
Cardiovascular Systems, Inc.(a)	16,655	671,530
Castle Biosciences, Inc.(a)	7,869	543,197

	Shares	Value (Note 2)
United States (continued)
Chewy, Inc.(a)	6,633	$528,783
Cross Creek Lucid LP/Partnership Interest(a)(e)	1,000,000	1,000,000
Digital Realty Trust, Inc.	4,875	752,261
EPAM Systems, Inc.(a)(d)	10,155	4,648,451
Equinix, Inc.	2,375	1,711,805
Esquire Financial Holdings, Inc.(a)	24,887	571,157
Etsy, Inc.(a)	6,265	1,245,419
Exact Sciences Corp.(a)	8,225	1,084,219
ExlService Holdings, Inc.(a)	15,550	1,436,509
Fastenal Co.	21,882	1,143,991
First Hawaiian, Inc.	43,436	1,192,753
First Republic Bank(d)	29,265	5,362,519
Five Below, Inc.(a)	2,945	592,740
Freshpet, Inc.(a)	3,361	621,180
Frontage Holdings Corp.(a)(b)(c)	2,551,000	1,737,284
FTI Consulting, Inc.(a)	8,680	1,205,218
Genpact, Ltd.	47,275	2,246,981
Glacier Bancorp, Inc.	25,201	1,485,599
Goosehead Insurance, Inc., Class A	10,174	1,118,530
Healthcare Services Group, Inc.	36,567	1,095,182
Heska Corp.(a)	11,160	2,038,374
Houlihan Lokey, Inc.	18,111	1,200,216
HubSpot, Inc.(a)	725	381,676
I3 Verticals, Inc., Class A(a)	22,900	760,738
IDEXX Laboratories, Inc.(a)	1,066	585,223
Insperity, Inc.	18,697	1,636,735
Intersect ENT, Inc.(a)	29,598	645,532
Joint Corp.(a)	15,602	865,599
Kinsale Capital Group, Inc.	3,619	629,742
LeMaitre Vascular, Inc.	24,525	1,286,827
LGI Homes, Inc.(a)	11,975	1,985,215
Littelfuse, Inc.	3,529	936,032
Lululemon Athletica, Inc.(a)	3,392	1,137,236
MaxCyte, Inc.(a)	120,600	1,512,309
Medallia, Inc.(a)	22,134	652,732
Medpace Holdings, Inc.(a)	7,942	1,347,599
Microchip Technology, Inc.	4,713	708,317
Mimecast, Ltd.(a)	24,363	1,057,841
Morningstar, Inc.	2,550	675,775
MSCI, Inc.	1,145	556,207
New Relic, Inc.(a)	21,925	1,409,777
NV5 Global, Inc.(a)	6,730	606,575
NVIDIA Corp.	975	585,371
Ollie's Bargain Outlet Holdings, Inc.(a)	14,321	1,321,399
PagerDuty, Inc.(a)	23,427	994,710
Paycom Software, Inc.(a)	1,867	717,693
Paylocity Holding Corp.(a)	8,950	1,729,498
PJT Partners, Inc., Class A	38,783	2,851,714
Poshmark, Inc.(a)	18,584	777,369
Power Integrations, Inc.	8,289	686,412
PPD, Inc.(a)	34,750	1,605,450

See Notes to Financial Statements.

54	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
United States (continued)
ProntoForms Corp.(a)	365,500	$350,885
Qualtrics International, Inc.(a)	10,725	400,579
Qualys, Inc.(a)(d)	17,580	1,781,909
Rapid7, Inc.(a)	25,364	2,060,825
Revolve Group, Inc.(a)	36,164	1,753,592
Rexford Industrial Realty, Inc.	20,400	1,133,220
Samsonite International SA(a)(b)(c)	1,208,700	2,243,823
ServiceNow, Inc.(a)	675	341,800
Shoals Technologies Group, Inc.(a)	11,406	365,790
Silicon Laboratories, Inc.(a)	4,725	665,989
Sumo Logic, Inc.(a)	37,292	726,821
SVB Financial Group(a)	3,326	1,901,907
Systemax, Inc.	41,420	1,769,462
Tabula Rasa HealthCare, Inc.(a)	16,873	802,480
Terreno Realty Corp.	21,825	1,408,149
TriMas Corp.(a)	18,175	578,692
Ulta Beauty, Inc.(a)	1,825	601,064
Unity Software, Inc.(a)	1,719	174,616
WW Grainger, Inc.	3,403	1,475,337
YETI Holdings, Inc.(a)	12,675	1,082,699
Zendesk, Inc.(a)	3,825	559,024
		104,098,256

Vietnam (1.48%)
FPT Corp.	146,000	512,314
Vietnam Dairy Products JSC	308,062	1,249,352
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	3,802,625
		5,564,291

TOTAL COMMON STOCKS
(Cost $217,817,922)		372,594,231

PREFERRED STOCKS (0.54%)
United States (0.54%)
Dataminr Inc - Private Placement(a)(e)	45,833	2,016,652

TOTAL PREFERRED STOCKS
(Cost $912,077)		2,016,652

TOTAL INVESTMENTS (99.37%)
(Cost $218,729,999)		$374,610,883

Other Assets In Excess Of Liabilities (0.63%)		2,381,808

NET ASSETS (100.00%)		$376,992,691

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $28,757,941, representing 7.63% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $31,870,522, representing 8.45% of net assets.

(d)	Security position either entirely or partially pledged as collateral for securities sold short. Aggretate fair value of $6,941,225. See also Note 2 to the financial statements for additional information.

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.

(f)	Less than 0.005%.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Annual Report | April 30, 2021	55

Grandeur Peak Global Reach Fund	Portfolio of Investments

April 30, 2021

Sector Composition (April 30, 2021)
Technology	26.0%
Financials	19.8%
Consumer	18.7%
Industrials	17.8%
Health Care	14.4%
Energy & Materials	2.7%
Cash, Cash Equivalents, & Other Net Assets	0.6%
Total	100%

Industry Composition (April 30, 2021)
Capital Markets	10.9%
IT Services	10.3%
Software	9.6%
Professional Services	5.6%
Internet & Direct Marketing Retail	5.5%
Banks	5.5%
Semiconductors & Semiconductor Equipment	3.7%
Health Care Equipment & Supplies	3.5%
Pharmaceuticals	3.3%
Health Care Providers & Services	3.3%
Machinery	3.1%
Trading Companies & Distributors	3.0%
Life Sciences Tools & Services	2.7%
Specialty Retail	2.1%
Equity Real Estate Investment Trusts (REITs)	2.1%
Multiline Retail	1.9%
Food & Staples Retailing	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Commercial Services & Supplies	1.7%
Oil, Gas & Consumable Fuels	1.6%
Electrical Equipment	1.3%
Household Durables	1.2%
Food Products	1.2%
Hotels, Restaurants & Leisure	1.1%
Biotechnology	1.1%
Other Industries (each less than 1%)	10.4%
Cash and Other Assets, Less Liabilities	0.6%
Total	100%

See Notes to Financial Statements.

56	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (98.90%)
Argentina (0.72%)
Globant SA(a)	11,589	$2,655,967

Australia (0.99%)
Kogan.com, Ltd.	118,000	1,007,187
Netwealth Group, Ltd.	230,269	2,641,306
		3,648,493

Belgium (1.39%)
Melexis NV	28,011	3,051,080
Warehouses De Pauw CVA	58,669	2,068,090
		5,119,170

Brazil (1.30%)
Locaweb Servicos de Internet SA(b)(c)	283,000	1,521,267
Pagseguro Digital, Ltd., Class A(a)	15,484	708,238
Patria Investments, Ltd.(a)	103,316	1,430,927
Raia Drogasil SA	228,800	1,111,136
		4,771,568

Britain (13.47%)
Abcam PLC(a)	89,306	1,884,566
B&M European Value Retail SA	1,032,800	8,070,243
Dechra Pharmaceuticals PLC	174,040	9,695,996
Diploma PLC	47,364	1,876,009
Endava PLC, ADR(a)	81,573	7,385,620
Gamma Communications PLC	71,203	1,787,721
Impax Asset Management Group PLC	155,609	2,157,625
Intertek Group PLC	56,194	4,763,479
Sanne Group PLC	481,260	4,293,582
Softcat PLC	84,529	2,237,872
St. James’s Place PLC	284,819	5,355,426
		49,508,139

Canada (0.96%)
Gildan Activewear, Inc.(a)	47,399	1,645,073
Ritchie Bros Auctioneers, Inc.	29,425	1,871,430
		3,516,503

China (8.34%)
Baozun, Inc., Sponsored ADR(a)	44,306	1,537,861
CSPC Pharmaceutical Group, Ltd.	1,353,680	1,676,470
Hangzhou Robam Appliances Co., Ltd., Class A	212,600	1,260,521
Hangzhou Tigermed Consulting Co., Ltd., Class A	66,200	1,601,014
Li Ning Co., Ltd.	210,000	1,714,010
Silergy Corp.	140,000	14,660,079
	Shares	Value (Note 2)
China (continued)
Trip.com Group, Ltd., ADR(a)	40,725	$1,591,533
WuXi AppTec Co., Ltd., Class H(b)(c)	130,160	3,078,162
Wuxi Biologics Cayman, Inc.(a)(b)(c)	135,000	1,903,061
Yum China Holdings, Inc.	25,875	1,628,055
		30,650,766

France (1.88%)
Alten SA(a)	24,336	3,045,767
BioMerieux	8,193	974,370
Bureau Veritas SA(a)	73,887	2,209,228
Esker SA	2,427	676,947
		6,906,312

Germany (1.84%)
Dermapharm Holding SE	39,200	3,426,236
PATRIZIA AG	31,525	862,250
Puma SE(a)	12,248	1,291,697
QIAGEN NV(a)	24,865	1,196,752
		6,776,935

Hong Kong (1.13%)
Techtronic Industries Co., Ltd.	165,000	3,007,821
Vitasoy International Holdings, Ltd.	295,500	1,143,159
		4,150,980

India (6.64%)
Avenue Supermarts, Ltd.(a)(b)(c)	44,500	1,713,916
Bajaj Finance, Ltd.(a)	26,054	1,917,632
HCL Technologies, Ltd.	100,410	1,218,584
HDFC Asset Management Co., Ltd.(b)(c)	32,478	1,217,325
HDFC Bank, Ltd.(a)	88,069	1,679,164
IndiaMart InterMesh, Ltd.(a)(b)(c)	10,988	1,179,112
Marico, Ltd.	182,487	1,013,659
Metropolis Healthcare, Ltd.(b)(c)	96,966	3,135,285
Nippon Life India Asset Management, Ltd.(b)(c)	262,692	1,211,811
Titan Co., Ltd.	64,516	1,299,204
WNS Holdings, Ltd., ADR(a)	122,027	8,838,416
		24,424,108

Indonesia (0.32%)
Bank Tabungan Pensiunan Nasional Syariah	5,142,700	1,164,183

Ireland (0.92%)
Keywords Studios PLC(a)	90,907	3,397,290

See Notes to Financial Statements.

Annual Report | April 30, 2021	57

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Israel (1.13%)
Wix.com, Ltd.(a)	13,075	$4,156,281

Italy (0.58%)
GVS SpA(a)(b)(c)	56,990	993,490
Interpump Group SpA	21,092	1,123,358
		2,116,848

Japan (6.63%)
BASE, Inc.(a)	80,000	1,334,431
BayCurrent Consulting, Inc.	11,300	3,086,330
Freee KK(a)	14,500	1,231,220
IR Japan Holdings, Ltd.	27,300	3,589,542
M&A Capital Partners Co., Ltd.(a)	58,900	2,727,002
M3, Inc.	18,800	1,303,391
MonotaRO Co., Ltd.	83,000	2,118,858
Nihon M&A Center, Inc.	129,800	3,401,475
Seria Co., Ltd.	71,100	2,579,481
Systena Corp.	127,800	2,629,904
Visional, Inc.(a)	6,500	371,717
		24,373,351

Netherlands (1.26%)
Aalberts NV	33,784	1,829,795
Shop Apotheke Europe NV(a)(b)(c)	13,640	2,815,668
		4,645,463

Philippines (0.29%)
Wilcon Depot, Inc.	2,924,400	1,068,939

Poland (0.91%)
Dino Polska SA(a)(b)(c)	51,253	3,327,485

Singapore (0.29%)
Riverstone Holdings, Ltd./Singapore	961,700	1,047,879

South Korea (0.37%)
LEENO Industrial, Inc.	9,328	1,366,893

Sweden (2.57%)
AddTech AB, Class B	74,900	1,309,448
EQT AB	117,800	3,983,928
Nibe Industrier AB, Class B	32,708	1,196,962
Sagax AB B	77,431	2,048,838
Sweco AB, Class B	51,306	915,145
		9,454,321

Switzerland (0.72%)
Partners Group Holding AG	1,869	2,660,498

Taiwan (1.70%)
ASPEED Technology, Inc.	20,000	1,510,758
momo.com, Inc.	69,000	2,544,303
	Shares	Value (Note 2)
Taiwan (continued)
Voltronic Power Technology Corp.	47,875	$2,185,251
		6,240,312

United States (41.72%)
Align Technology, Inc.(a)	2,925	1,741,925
Apollo Global Management, Inc.	39,138	2,167,071
Array Technologies, Inc.(a)	57,333	1,614,497
Ashtead Group PLC	28,084	1,803,901
Bank of Hawaii Corp.	28,620	2,601,272
Bank of NT Butterfield & Son, Ltd.	93,631	3,672,208
Blackline, Inc.(a)	23,544	2,732,517
Blackstone Group, Inc., Class A	31,000	2,743,190
Cardiovascular Systems, Inc.(a)	34,092	1,374,589
Castle Biosciences, Inc.(a)	21,110	1,457,223
CDW Corp.	5,466	974,752
Chewy, Inc.(a)	17,285	1,377,960
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,300,000	1,300,000
Elastic NV(a)	9,131	1,101,381
EPAM Systems, Inc.(a)	22,313	10,213,776
Equinix, Inc.	2,500	1,801,900
Etsy, Inc.(a)	12,450	2,474,935
Exact Sciences Corp.(a)	12,883	1,698,237
ExlService Holdings, Inc.(a)	15,558	1,437,248
Fastenal Co.	87,100	4,553,588
First Hawaiian, Inc.	64,768	1,778,529
First Republic Bank	65,650	12,029,706
Five Below, Inc.(a)	14,877	2,994,294
Freshpet, Inc.(a)	6,350	1,173,607
Genpact, Ltd.	80,702	3,835,766
Glacier Bancorp, Inc.	34,350	2,024,932
Goosehead Insurance, Inc., Class A	23,775	2,613,823
Heska Corp.(a)	17,073	3,118,383
Houlihan Lokey, Inc.	24,325	1,612,018
HubSpot, Inc.(a)	3,042	1,601,461
IDEXX Laboratories, Inc.(a)	3,050	1,674,419
Kinsale Capital Group, Inc.	10,176	1,770,726
LGI Homes, Inc.(a)	23,397	3,878,755
Littelfuse, Inc.	13,228	3,508,595
Lululemon Athletica, Inc.(a)	11,337	3,800,956
Medallia, Inc.(a)	46,425	1,369,073
Medpace Holdings, Inc.(a)	16,425	2,786,994
Microchip Technology, Inc.	14,775	2,220,535
Monolithic Power Systems, Inc.	5,800	2,096,004
MSCI, Inc.	3,100	1,505,887
Ollie’s Bargain Outlet Holdings, Inc.(a)	22,677	2,092,407
PagerDuty, Inc.(a)	23,900	1,014,794
Paycom Software, Inc.(a)	7,666	2,946,887

See Notes to Financial Statements.

58	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
United States (continued)
Paylocity Holding Corp.(a)	9,650	$1,864,766
PJT Partners, Inc., Class A	55,075	4,049,665
Pool Corp.	8,925	3,770,991
Poshmark, Inc.(a)	42,497	1,777,650
Power Integrations, Inc.	40,825	3,380,718
PPD, Inc.(a)	46,350	2,141,370
Qualtrics International, Inc.(a)	87,150	3,255,053
Qualys, Inc.(a)	25,934	2,628,670
Rapid7, Inc.(a)	30,850	2,506,563
Shoals Technologies Group, Inc.(a)	35,441	1,136,593
Silicon Laboratories, Inc.(a)	10,643	1,500,131
SVB Financial Group(a)	5,514	3,153,071
Systemax, Inc.	57,200	2,443,584
Terreno Realty Corp.	31,951	2,061,479
Ulta Beauty, Inc.(a)	4,612	1,518,962
WW Grainger, Inc.	1,975	856,241
YETI Holdings, Inc.(a)	20,375	1,740,433
Zendesk, Inc.(a)	8,721	1,274,574
		153,351,235

Vietnam (0.83%)
Vietnam Dairy Products JSC	274,144	1,111,796
Vietnam Technological & Commercial Joint Stock Bank(a)	1,089,305	1,937,172
		3,048,968

TOTAL COMMON STOCKS
(Cost $228,461,898)		363,548,887

PREFERRED STOCKS (0.29%)
United States (0.29%)
Dataminr Inc - Private Placement(a)(d)	24,262	1,067,528

TOTAL PREFERRED STOCKS
(Cost $482,814)		1,067,528

TOTAL INVESTMENTS (99.19%)
(Cost $228,944,712)		$364,616,415

Other Assets In Excess Of Liabilities (0.81%)		2,984,780

NET ASSETS (100.00%)		$367,601,195

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $22,096,582, representing 6.01% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $22,096,582, representing 6.01% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)
Technology	31.4%
Financials	23.4%
Consumer	18.3%
Health Care	13.2%
Industrials	12.9%
Cash, Cash Equivalents, & Other Net Assets	0.8%
Total	100%

See Notes to Financial Statements.

Annual Report | April 30, 2021	59

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

April 30, 2021

Industry Composition (April 30, 2021)
IT Services	14.1%
Capital Markets	11.2%
Banks	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Software	7.7%
Professional Services	4.6%
Trading Companies & Distributors	4.4%
Internet & Direct Marketing Retail	4.1%
Pharmaceuticals	4.0%
Multiline Retail	3.5%
Life Sciences Tools & Services	3.5%
Health Care Equipment & Supplies	3.0%
Textiles, Apparel & Luxury Goods	2.7%
Food & Staples Retailing	1.7%
Machinery	1.6%
Equity Real Estate Investment Trusts (REITs)	1.6%
Specialty Retail	1.5%
Household Durables	1.4%
Electrical Equipment	1.4%
Health Care Providers & Services	1.3%
Electronic Equipment, Instruments & Components	1.2%
Insurance	1.2%
Distributors	1.0%
Other Industries (each less than 1%)	6.2%
Cash and Other Assets, Less Liabilities	0.8%
Total	100%

See Notes to Financial Statements.

60	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (97.05%)
Argentina (0.48%)
Globant SA(a)	20,248	$4,640,437

Australia (2.13%)
Fiducian Group, Ltd.	215,640	1,121,300
HUB24, Ltd.	225,392	4,389,389
Kogan.com, Ltd.	662,167	5,651,917
National Storage REIT	1,942,036	3,007,058
Netwealth Group, Ltd.	199,554	2,288,989
People Infrastructure, Ltd.	1,232,348	4,281,524
		20,740,177

Bangladesh (0.40%)
Square Pharmaceuticals, Ltd.	1,579,730	3,946,763

Belgium (1.00%)
Melexis NV	49,162	5,354,938
Warehouses De Pauw CVA	123,834	4,365,165
		9,720,103

Brazil (2.44%)
Fleury SA	826,000	3,897,309
Locaweb Servicos de Internet SA(b)(c)	1,450,900	7,799,317
Neogrid Participacoes SA	3,003,700	4,014,481
Pagseguro Digital, Ltd., Class A(a)	138,675	6,342,995
Patria Investments, Ltd.(a)	123,851	1,715,336
		23,769,438

Britain (19.12%)
Ascential PLC(a)	1,004,600	4,839,239
B&M European Value Retail SA	1,885,409	14,732,484
boohoo Group PLC(a)	1,363,518	6,404,348
Bytes Technology Group PLC(a)	408,894	2,783,974
Clinigen Group PLC	442,273	5,213,164
CVS Group PLC(a)	679,400	20,923,670
Dechra Pharmaceuticals PLC	385,704	21,488,074
Diploma PLC	145,579	5,766,142
Endava PLC, ADR(a)	166,514	15,076,178
Foresight Group Holdings, Ltd.(a)	1,109,119	6,494,586
Gamma Communications PLC	254,024	6,377,876
GlobalData PLC	54,264	1,172,826
Impax Asset Management Group PLC	791,576	10,975,739
JTC PLC(b)(c)	663,047	6,162,640
K3 Capital Group PLC	810,360	3,648,405
On the Beach Group PLC(a)(b)(c)	1,454,633	8,336,984
Pensionbee Group PLC(a)	1,259,004	3,129,731
Sabre Insurance Group PLC(b)(c)	880,201	3,166,628
Sanne Group PLC	764,228	6,818,093
	Shares	Value (Note 2)
Britain (continued)
Softcat PLC	309,584	$8,196,115
St. James’s Place PLC	283,296	5,326,790
Team17 Group PLC(a)	446,526	4,779,208
Tristel PLC	34,951	289,613
Ultra Electronics Holdings PLC	264,257	7,379,299
Volution Group PLC	1,144,000	6,580,342
		186,062,148

Canada (2.06%)
Gildan Activewear, Inc.(a)	197,000	6,837,261
Pivotree, Inc.(a)	218,800	1,399,152
Richelieu Hardware, Ltd.	159,350	5,566,846
Ritchie Bros Auctioneers, Inc.	31,900	2,028,840
StorageVault Canada, Inc.	1,061,900	3,801,294
WeCommerce Holdings, Ltd.(a)	32,006	418,449
		20,051,842

China (7.01%)
Baozun, Inc.(a)	603,400	7,061,126
CSPC Pharmaceutical Group, Ltd.	3,479,680	4,309,423
Hangzhou Robam Appliances Co., Ltd., Class A	1,227,900	7,280,310
Man Wah Holdings, Ltd.	2,318,400	4,876,915
O2Micro International, Ltd., ADR(a)	167,266	1,139,082
Silergy Corp.	197,199	20,649,664
Suofeiya Home Collection Co., Ltd., Class A(a)	2,133,600	9,600,623
TK Group Holdings, Ltd.	7,310,000	3,199,640
Trip.com Group, Ltd., ADR(a)	130,768	5,110,413
WuXi AppTec Co., Ltd., Class H(b)(c)	210,680	4,982,384
		68,209,580

Colombia (0.53%)
Parex Resources, Inc.(a)	273,275	5,146,903

Finland (1.10%)
Musti Group Oyj	283,265	10,686,675

France (5.06%)
Alten SA(a)	47,500	5,944,852
Bureau Veritas SA(a)	196,483	5,874,860
Esker SA	52,205	14,561,189
Neurones	77,697	2,559,479
Thermador Groupe	83,436	8,546,530
Virbac SA(a)	36,192	11,748,248
		49,235,158

Georgia (0.48%)
Bank of Georgia Group PLC(a)	65,283	921,422
Georgia Capital PLC(a)	163,711	1,272,898

See Notes to Financial Statements.

Annual Report | April 30, 2021	61

Grandeur Peak International Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Georgia (continued)
TBC Bank Group PLC(a)	183,446	$2,467,599
		4,661,919

Germany (8.19%)
Atoss Software AG	16,900	3,766,979
CANCOM SE	71,700	4,427,320
Dermapharm Holding SE	126,476	11,054,505
Deutsche Industrie REIT AG	69,886	1,403,148
Exasol AG(a)	241,012	6,994,758
Fashionette AG(a)	132,020	5,333,051
Friedrich Vorwerk Group SE(a)	82,614	5,085,344
Grand City Properties SA	176,652	4,748,835
Home24 SE(a)	164,628	3,857,557
Nagarro SE(a)	48,040	5,267,379
Nexus AG	63,706	4,403,976
Norma Group SE	108,390	6,046,498
PATRIZIA AG	300,526	8,219,780
PharmaSGP Holding SE(a)	124,900	2,477,668
QIAGEN NV(a)	137,256	6,606,131
		79,692,929

Greece (0.11%)
Sarantis SA	100,600	1,078,846

Hong Kong (0.34%)
Jacobson Pharma Corp., Ltd.(c)	2,109,100	211,786
Vitasoy International Holdings, Ltd.	804,338	3,111,629
		3,323,415

India (6.26%)
Castrol India, Ltd.	3,506,788	5,953,338
Computer Age Management Services, Ltd.	201,157	6,309,197
EPL, Ltd.	1,115,229	3,382,311
Gulf Oil Lubricants India, Ltd.	203,478	1,942,686
IndiaMart InterMesh, Ltd.(a)(b)(c)	58,144	6,239,378
L&T Technology Services, Ltd.(b)(c)	90,564	3,336,462
Metropolis Healthcare, Ltd.(b)(c)	367,832	11,893,429
Nippon Life India Asset Management, Ltd.(b)(c)	695,602	3,208,845
Time Technoplast, Ltd.	2,560,734	2,606,627
WNS Holdings, Ltd., ADR(a)	222,000	16,079,460
		60,951,733

Indonesia (1.33%)
Arwana Citramulia Tbk PT	63,783,500	3,267,552
Bank Tabungan Pensiunan Nasional Syariah	11,709,500	2,650,749
Selamat Sempurna Tbk PT	48,677,500	4,431,354
	Shares	Value (Note 2)
Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	$2,558,836
		12,908,491

Ireland (2.87%)
Irish Residential Properties REIT PLC	4,766,689	9,318,245
Keywords Studios PLC(a)	198,679	7,424,842
Uniphar PLC	3,144,449	11,152,271
		27,895,358

Israel (0.87%)
Wix.com, Ltd.(a)	26,683	8,481,992

Italy (1.72%)
DiaSorin SpA	15,943	2,707,418
GVS SpA(a)(b)(c)	157,776	2,750,462
Interpump Group SpA	138,091	7,354,715
Piovan SpA(b)(c)	437,003	3,898,388
		16,710,983

Japan (12.17%)
AIT Corp.	392,300	3,783,367
Appier Group, Inc.(a)	31,900	557,790
BayCurrent Consulting, Inc.	33,400	9,122,427
Charm Care Corp.	412,400	4,603,605
Create SD Holdings Co., Ltd.	133,700	4,055,408
eGuarantee, Inc.	177,000	3,414,000
Funai Soken Holdings, Inc.	118,700	2,104,864
Japan Lifeline Co., Ltd.	533,500	7,517,522
Kinjiro Co., Ltd.	119,300	2,997,509
M&A Capital Partners Co., Ltd.(a)	156,300	7,236,508
MonotaRO Co., Ltd.	129,400	3,303,376
Naigai Trans Line, Ltd.	111,800	1,761,548
Nihon M&A Center, Inc.	180,200	4,722,233
Open Door, Inc.(a)	319,800	5,864,024
Seria Co., Ltd.	286,500	10,394,112
SMS Co., Ltd.	83,100	2,268,921
Strike Co., Ltd.	145,600	6,108,299
Synchro Food Co., Ltd.(a)	644,400	2,199,297
System Information Co., Ltd.	410,500	3,767,330
Systena Corp.	205,600	4,230,894
Syuppin Co., Ltd.	316,400	3,372,733
Trancom Co., Ltd.	88,990	6,904,888
Tsuruha Holdings, Inc.	37,200	4,295,581
User Local, Inc.(a)	92,500	3,906,007
Visional, Inc.(a)	17,200	983,622
YAKUODO Holdings Co., Ltd.	250,200	5,402,800
Yumshin Group Co.	269,325	3,511,649
		118,390,314

Malaysia (0.10%)
Scicom MSC Bhd	3,549,500	1,022,461

See Notes to Financial Statements.

62	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Netherlands (1.76%)
Aalberts NV	222,217	$12,035,630
Shop Apotheke Europe NV(a)(b)(c)	24,607	5,079,555
		17,115,185

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	1

Norway (1.24%)
24sevenoffice Scandinavia AB(a)	204,934	852,121
Medistim ASA	85,511	2,794,208
Nordic Semiconductor ASA(a)	227,120	5,620,702
Self Storage Group ASA(a)	1,016,072	2,844,123
		12,111,154

Philippines (0.94%)
Puregold Price Club, Inc.	9,057,000	7,016,119
Wilcon Depot, Inc.	5,738,600	2,097,598
		9,113,717

Poland (0.99%)
Dino Polska SA(a)(b)(c)	105,634	6,858,048
LiveChat Software SA	85,000	2,801,804
		9,659,852

Singapore (0.77%)
Riverstone Holdings, Ltd./Singapore	6,884,800	7,501,755

South Africa (0.51%)
Italtile, Ltd.	4,209,423	4,951,750

South Korea (2.13%)
Hyundai Ezwel Co., Ltd.	317,661	2,821,496
LEENO Industrial, Inc.	23,508	3,444,783
Settle Bank, Inc./Korea	99,000	2,981,525
Suprema, Inc.(a)	91,500	2,196,296
Tokai Carbon Korea Co., Ltd.	52,555	9,255,652
		20,699,752

Sweden (3.87%)
AddTech AB, Class B	195,436	3,416,733
Beijer Alma AB	282,509	6,360,628
Cint Group AB(a)	267,830	2,720,837
KNOW IT AB(a)	194,292	7,195,107
Lyko Group AB(a)(c)	79,553	2,969,535
Nibe Industrier AB, Class B	37,457	1,370,753
OEM International AB, Class B	49,078	2,342,141
Sagax AB B	159,528	4,221,140
Sdiptech AB(a)	66,230	2,972,920
SwedenCare AB	63,289	4,096,884
		37,666,678
	Shares	Value (Note 2)
Taiwan (2.54%)
ASPEED Technology, Inc.	49,000	$3,701,357
Bioteque Corp.	932,000	4,170,694
Sporton International, Inc.	1,034,003	9,494,926
Voltronic Power Technology Corp.	85,650	3,909,489
Wistron Information Technology & Services Corp.	923,000	3,403,465
		24,679,931

United States (5.33%)
Bank of NT Butterfield & Son, Ltd.	251,443	9,861,594
EPAM Systems, Inc.(a)	44,738	20,478,820
Frontage Holdings Corp.(a)(b)(c)	11,226,900	7,645,753
Genpact, Ltd.	202,618	9,630,434
Lululemon Athletica, Inc.(a)	12,717	4,263,629
		51,880,230

Vietnam (1.20%)
Vietnam Dairy Products JSC	1,224,917	4,967,675
Vietnam Technological & Commercial Joint Stock Bank(a)	3,772,473	6,708,800
		11,676,475

TOTAL COMMON STOCKS
(Cost $564,955,589)		944,384,145

TOTAL INVESTMENTS (97.05%)
(Cost $564,955,589)		$944,384,145

Other Assets In Excess Of Liabilities (2.95%)		28,716,399

NET ASSETS (100.00%)		$973,100,544

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $81,358,273, representing 8.36% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $84,539,594, representing 8.69% of net assets.
(d)	Less than 0.005%.

See Notes to Financial Statements.

Annual Report | April 30, 2021	63

Grandeur Peak International Opportunities Fund	Portfolio of Investments

April 30, 2021

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)
Technology	28.0%
Consumer	18.4%
Industrials	17.6%
Health Care	17.4%
Financials	13.6%
Energy & Materials	2.0%
Cash, Cash Equivalents, & Other Net Assets	3.0%
Total	100%

Industry Composition (April 30, 2021)
IT Services	15.3%
Capital Markets	6.8%
Pharmaceuticals	6.1%
Software	5.6%
Health Care Providers & Services	5.4%
Professional Services	5.1%
Semiconductors & Semiconductor Equipment	5.1%
Internet & Direct Marketing Retail	4.9%
Machinery	4.0%
Trading Companies & Distributors	3.6%
Health Care Equipment & Supplies	2.8%
Food & Staples Retailing	2.8%
Multiline Retail	2.6%
Life Sciences Tools & Services	2.5%
Banks	2.3%
Household Durables	2.2%
Real Estate Management & Development	2.2%
Specialty Retail	2.1%
Equity Real Estate Investment Trusts (REITs)	1.9%
Building Products	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Food Products	1.1%
Oil, Gas & Consumable Fuels	1.1%
Other Industries (each less than 1%)	9.2%
Cash and Other Assets, Less Liabilities	3.0%
Total	100%

See Notes to Financial Statements.

64	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (98.91%)
Argentina (1.35%)
Globant SA(a)	119,750	$27,444,305

Australia (1.36%)
Kogan.com, Ltd.	925,063	7,895,862
Netwealth Group, Ltd.	1,728,376	19,825,376
		27,721,238

Belgium (2.10%)
Melexis NV	234,117	25,501,040
Warehouses De Pauw CVA	490,387	17,286,205
		42,787,245

Brazil (1.77%)
Locaweb Servicos de Internet SA(b)(c)	2,218,200	11,923,940
Pagseguro Digital, Ltd., Class A(a)	138,269	6,324,424
Patria Investments, Ltd.(a)	716,051	9,917,307
Raia Drogasil SA	1,602,400	7,781,834
		35,947,505

Britain (20.23%)
Abcam PLC(a)	970,235	20,474,238
B&M European Value Retail SA	8,781,200	68,615,821
boohoo Group PLC(a)	1,134,403	5,328,211
Dechra Pharmaceuticals PLC	1,373,600	76,525,051
Diploma PLC	393,793	15,597,485
Endava PLC, ADR(a)	542,349	49,104,278
Gamma Communications PLC	560,056	14,061,537
Impax Asset Management Group PLC	1,081,358	14,993,764
Intertek Group PLC	447,375	37,923,293
Sanne Group PLC	3,863,124	34,465,027
Softcat PLC	1,211,594	32,076,478
St. James’s Place PLC	2,247,048	42,251,044
		411,416,227

Canada (1.92%)
Gildan Activewear, Inc.(a)	581,584	20,184,984
Ritchie Bros Auctioneers, Inc.	298,224	18,967,047
		39,152,031

China (11.76%)
Baozun, Inc., Sponsored ADR(a)	302,943	10,515,152
CSPC Pharmaceutical Group, Ltd.	9,470,600	11,728,901
Hangzhou Robam Appliances Co., Ltd., Class A	1,450,000	8,597,157
Hangzhou Tigermed Consulting Co., Ltd., Class A	477,750	11,554,145
Li Ning Co., Ltd.	1,627,000	13,279,495
	Shares	Value (Note 2)
China (continued)
Silergy Corp.	1,048,200	$109,762,109
Trip.com Group, Ltd., ADR(a)	316,025	12,350,257
WuXi AppTec Co., Ltd., Class H(b)(c)	1,163,260	27,510,008
Wuxi Biologics Cayman, Inc.(a)(b)(c)	970,000	13,673,844
Yum China Holdings, Inc.	319,464	20,100,675
		239,071,743

France (3.17%)
Alten SA(a)	237,264	29,694,726
BioMerieux	75,050	8,925,480
Bureau Veritas SA(a)	659,012	19,704,520
Esker SA	21,721	6,058,492
		64,383,218

Germany (3.40%)
Dermapharm Holding SE	296,564	25,920,871
MYT Netherlands Parent BV, ADR(a)	10,000	299,700
PATRIZIA AG	705,980	19,309,479
Puma SE(a)	123,122	12,984,673
QIAGEN NV(a)	221,281	10,650,254
		69,164,977

Hong Kong (1.80%)
Techtronic Industries Co., Ltd.	1,400,500	25,530,018
Vitasoy International Holdings, Ltd.	2,861,700	11,070,656
		36,600,674

India (9.16%)
Avenue Supermarts, Ltd.(a)(b)(c)	324,500	12,498,107
Bajaj Finance, Ltd.(a)	227,376	16,735,377
HCL Technologies, Ltd.	779,861	9,464,458
HDFC Asset Management Co., Ltd.(b)(c)	252,479	9,463,297
HDFC Bank, Ltd.(a)	789,291	15,048,981
IndiaMart InterMesh, Ltd.(a)(b)(c)	88,101	9,454,035
Marico, Ltd.	1,372,658	7,624,694
Metropolis Healthcare, Ltd.(b)(c)	703,405	22,743,800
Nippon Life India Asset Management, Ltd.(b)(c)	1,615,720	7,453,394
Titan Co., Ltd.	432,255	8,704,623
WNS Holdings, Ltd., ADR(a)	926,920	67,136,816
		186,327,582

Indonesia (0.39%)
Bank Tabungan Pensiunan Nasional Syariah	34,880,500	7,896,105

See Notes to Financial Statements.

Annual Report | April 30, 2021	65

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
Ireland (1.25%)
Keywords Studios PLC(a)	681,240	$25,458,651

Israel (1.76%)
Wix.com, Ltd.(a)	112,429	35,738,930

Italy (1.00%)
GVS SpA(a)(b)(c)	455,497	7,940,544
Interpump Group SpA	231,829	12,347,193
		20,287,737

Japan (9.99%)
BASE, Inc.(a)	581,500	9,699,648
BayCurrent Consulting, Inc.	88,300	24,117,074
Freee KK(a)	98,500	8,363,803
IR Japan Holdings, Ltd.	194,900	25,626,434
M&A Capital Partners Co., Ltd.(a)	464,000	21,482,661
M3, Inc.	147,400	10,219,140
MonotaRO Co., Ltd.	912,600	23,297,228
Nihon M&A Center, Inc.	1,041,400	27,290,416
Seria Co., Ltd.	661,800	24,009,854
Systena Corp.	1,314,800	27,056,320
Visional, Inc.(a)	35,800	2,047,305
		203,209,883

Netherlands (2.25%)
Aalberts NV	446,158	24,164,635
Shop Apotheke Europe NV(a)(b)(c)	104,839	21,641,627
		45,806,262

Norway (0.85%)
Nordic Semiconductor ASA(a)	696,792	17,244,012

Philippines (0.41%)
Wilcon Depot, Inc.	23,051,800	8,425,995

Poland (1.76%)
Allegro.eu SA(a)(b)(c)	459,868	7,050,452
Dino Polska SA(a)(b)(c)	442,472	28,726,493
		35,776,945

Singapore (0.47%)
Riverstone Holdings, Ltd./Singapore	8,786,000	9,573,323

South Korea (0.92%)
Douzone Bizon Co., Ltd.	104,500	7,919,585
LEENO Industrial, Inc.	73,428	10,759,890
		18,679,475

Sweden (4.16%)
AddTech AB, Class B	697,100	12,187,135
EQT AB	1,137,900	38,483,119
	Shares	Value (Note 2)
Sweden (continued)
Nibe Industrier AB, Class B	261,597	$9,573,241
Sagax AB B	610,304	16,148,756
Sweco AB, Class B	459,000	8,187,182
		84,579,433

Switzerland (1.45%)
Partners Group Holding AG	20,734	29,514,591

Taiwan (2.80%)
ASPEED Technology, Inc.	171,000	12,916,980
momo.com, Inc.	531,000	19,580,067
Voltronic Power Technology Corp.	535,190	24,428,713
		56,925,760

United States (10.36%)
Ashtead Group PLC	232,501	14,934,085
Bank of NT Butterfield & Son, Ltd.	801,853	31,448,675
EPAM Systems, Inc.(a)	181,839	83,236,802
Genpact, Ltd.	674,850	32,075,621
Lululemon Athletica, Inc.(a)	98,189	32,919,826
Monolithic Power Systems, Inc.	44,275	16,000,099
		210,615,108

Vietnam (1.07%)
Vietnam Dairy Products JSC	2,034,652	8,251,571
Vietnam Technological & Commercial Joint Stock Bank(a)	7,584,926	13,488,699
		21,740,270

TOTAL COMMON STOCKS
(Cost $1,306,984,334)		2,011,489,225

TOTAL INVESTMENTS (98.91%)
(Cost $1,306,984,334)		$2,011,489,225

Other Assets In Excess Of Liabilities (1.09%)		22,241,607

NET ASSETS (100.00%)		$2,033,730,832

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $180,079,541, representing 8.85% of net assets.

See Notes to Financial Statements.

66	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

April 30, 2021

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $180,079,541, representing 8.85% of net assets.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)
Technology	33.3%
Consumer	18.4%
Financials	18.1%
Industrials	16.5%
Health Care	12.6%
Cash, Cash Equivalents, & Other Net Assets	1.1%
Total	100%

Industry Composition (April 30, 2021)
IT Services	20.6%
Capital Markets	11.2%
Semiconductors & Semiconductor Equipment	9.5%
Professional Services	6.6%
Pharmaceuticals	5.6%
Multiline Retail	4.6%
Textiles, Apparel & Luxury Goods	4.3%
Internet & Direct Marketing Retail	4.2%
Trading Companies & Distributors	3.7%
Banks	3.3%
Life Sciences Tools & Services	3.1%
Machinery	3.1%
Software	2.5%
Food & Staples Retailing	2.4%
Real Estate Management & Development	1.8%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.2%
Health Care Providers & Services	1.1%
Biotechnology	1.0%
Other Industries (each less than 1%)	7.8%
Cash and Other Assets, Less Liabilities	1.1%
Total	100%

See Notes to Financial Statements.

Annual Report | April 30, 2021	67

Grandeur Peak US Stalwarts Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
COMMON STOCKS (98.75%)
Argentina (1.46%)
Globant SA(a)	8,050	$1,844,899

Britain (2.65%)
Endava PLC, ADR(a)	36,875	3,338,662

Canada (1.19%)
Gildan Activewear, Inc.(a)	15,944	553,367
Ritchie Bros Auctioneers, Inc.	14,800	941,280
		1,494,647

Germany (0.64%)
QIAGEN NV(a)	16,658	801,750

Hong Kong (0.92%)
Techtronic Industries Co., Ltd.	64,000	1,166,670

India (2.09%)
WNS Holdings, Ltd., ADR(a)	36,350	2,632,831

Israel (2.13%)
Wix.com, Ltd.(a)	8,437	2,681,954

United States (87.67%)
4imprint Group PLC(a)	16,600	538,745
Align Technology, Inc.(a)	2,675	1,593,043
Apollo Global Management, Inc.	25,719	1,424,061
Array Technologies, Inc.(a)	45,703	1,286,996
Ashtead Group PLC	8,425	541,158
Bank of Hawaii Corp.	17,491	1,589,757
Bank of NT Butterfield & Son, Ltd.	57,436	2,252,640
Blackline, Inc.(a)	17,975	2,086,179
Blackstone Group, Inc., Class A	22,725	2,010,935
Cardiovascular Systems, Inc.(a)	25,838	1,041,788
Castle Biosciences, Inc.(a)	14,110	974,013
CDW Corp.	3,025	539,448
Chewy, Inc.(a)	15,550	1,239,646
Cross Creek Lucid LP/Partnership Interest(a)(b)	700,000	700,000
Dexcom, Inc.(a)	1,525	588,803
Elastic NV(a)	5,008	604,065
EPAM Systems, Inc.(a)	9,400	4,302,849
Equinix, Inc.	3,025	2,180,299
Etsy, Inc.(a)	9,175	1,823,898
Exact Sciences Corp.(a)	14,675	1,934,459
ExlService Holdings, Inc.(a)	15,275	1,411,105
Fastenal Co.	42,025	2,197,066
First Hawaiian, Inc.	34,934	959,288
First Republic Bank	26,650	4,883,346
Five Below, Inc.(a)	6,325	1,273,033
Freshpet, Inc.(a)	3,750	693,075
	Shares	Value (Note 2)
United States (continued)
Frontage Holdings Corp.(a)(c)(d)	1,904,000	$1,296,664
Genpact, Ltd.	53,100	2,523,843
Glacier Bancorp, Inc.	15,950	940,253
Goosehead Insurance, Inc., Class A	20,825	2,289,500
Hamilton Lane, Inc., Class A	10,500	949,725
Heska Corp.(a)	18,750	3,424,687
Houlihan Lokey, Inc.	23,875	1,582,196
HubSpot, Inc.(a)	1,586	834,950
IDEXX Laboratories, Inc.(a)	1,360	746,626
Joint Corp.(a)	20,283	1,125,301
Kinsale Capital Group, Inc.	10,988	1,912,022
LeMaitre Vascular, Inc.	34,150	1,791,850
LGI Homes, Inc.(a)	14,225	2,358,221
Littelfuse, Inc.	6,792	1,801,510
Lululemon Athletica, Inc.(a)	6,203	2,079,680
Medallia, Inc.(a)	20,000	589,800
Medpace Holdings, Inc.(a)	9,800	1,662,864
Microchip Technology, Inc.	5,200	781,508
Mimecast, Ltd.(a)	6,775	294,171
Monolithic Power Systems, Inc.	3,950	1,427,451
Morningstar, Inc.	1,450	384,265
MSCI, Inc.	1,650	801,521
NV5 Global, Inc.(a)	6,101	549,883
Old Dominion Freight Line, Inc.	1,750	451,168
Ollie's Bargain Outlet Holdings, Inc.(a)	16,672	1,538,325
PagerDuty, Inc.(a)	15,595	662,164
Paycom Software, Inc.(a)	6,991	2,687,409
Paylocity Holding Corp.(a)	7,825	1,512,103
PJT Partners, Inc., Class A	43,300	3,183,849
Pool Corp.	7,650	3,232,278
Poshmark, Inc.(a)	31,924	1,335,381
Power Integrations, Inc.	23,025	1,906,701
PPD, Inc.(a)	39,750	1,836,449
Qualtrics International, Inc.(a)	51,600	1,927,260
Qualys, Inc.(a)	20,613	2,089,334
Rapid7, Inc.(a)	14,225	1,155,781
Rexford Industrial Realty, Inc.	16,500	916,575
Shoals Technologies Group, Inc.(a)	27,957	896,581
Silicon Laboratories, Inc.(a)	4,753	669,935
SVB Financial Group(a)	3,580	2,047,151
Systemax, Inc.	47,725	2,038,812
Terreno Realty Corp.	24,999	1,612,935
TriMas Corp.(a)	20,050	638,392
Ulta Beauty, Inc.(a)	6,150	2,025,502
WW Grainger, Inc.	3,625	1,571,583
YETI Holdings, Inc.(a)	11,100	948,162
Zendesk, Inc.(a)	4,066	594,246

See Notes to Financial Statements.

68	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak US Stalwarts Fund	Portfolio of Investments

April 30, 2021

	Shares	Value (Note 2)
United States (continued)
Zoetis, Inc.	1,591	$275,291
		110,571,553

TOTAL COMMON STOCKS
(Cost $104,066,562)		124,532,966

TOTAL INVESTMENTS (98.75%)
(Cost $104,066,562)		$124,532,966

Other Assets In Excess Of Liabilities (1.25%)		1,572,975

NET ASSETS (100.00%)		$126,105,941

(a)	Non-Income Producing Security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, these securities had a total aggregate market value of $1,296,664, representing 1.03% of net assets.
(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2021, the aggregate market value of these securities was $1,296,664, representing 1.03% of net assets.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Sector Composition (April 30, 2021)
Technology	32.9%
Financials	25.9%
Health Care	15.2%
Consumer	15.1%
Industrials	9.7%
Cash, Cash Equivalents, & Other Net Assets	1.2%
Total	100%
Industry Composition (April 30, 2021)
IT Services	14.9%
Software	11.9%
Banks	10.1%
Capital Markets	8.8%
Health Care Equipment & Supplies	7.3%
Trading Companies & Distributors	5.0%
Life Sciences Tools & Services	4.4%
Semiconductors & Semiconductor Equipment	3.8%
Equity Real Estate Investment Trusts (REITs)	3.7%
Internet & Direct Marketing Retail	3.5%
Insurance	3.3%
Specialty Retail	2.6%
Distributors	2.6%
Textiles, Apparel & Luxury Goods	2.1%
Household Durables	1.9%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.7%
Health Care Providers & Services	1.7%
Biotechnology	1.5%
Machinery	1.4%
Multiline Retail	1.2%
Other Industries (each less than 1%)	3.5%
Cash and Other Assets, Less Liabilities	1.2%
Total	100%

See Notes to Financial Statements.

Annual Report | April 30, 2021	69

Grandeur Peak Funds®	Statements of Assets and Liabilities

April 30, 2021

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Micro Cap Fund
ASSETS
Investments, at value (Cost - see below)	$619,889,078	$47,985,217	$70,131,241
Cash	20,875,908	1,608,194	432,695
Foreign cash, at value (Cost $5,098,659, $71,389 and $87,665, respectively)	5,098,960	71,439	87,556
Dividends and interest receivable	483,217	122,323	78,745
Receivable for investments sold	1,090,438	–	144,131
Receivable for fund shares subscribed	123,734	1,103,679	92,011
Prepaid and other assets	16,913	5,868	6,629
Total assets	647,578,248	50,896,720	70,973,008

LIABILITIES
Payable for investments purchased	2,953,511	1,280,563	155,107
Foreign capital gains tax	4,776,583	66,465	293,133
Payable for fund shares redeemed	500,442	69,887	–
Advisory fees payable	618,248	28,049	90,639
Administration fees payable	28,119	11,818	15,329
Custodian fees payable	90,375	14,433	9,594
Payable for trustee fees and expenses	12,201	819	1,338
Payable for chief compliance officer fee	815	55	89
Payable for principal financial officer fees	149	10	16
Distribution and service fees payable	3,020	–	–
Payable for transfer agency fees	3,957	2,783	3,634
Accrued expenses and other liabilities	41,492	18,794	29,372
Total liabilities	9,028,912	1,493,676	598,251
NET ASSETS	$638,549,336	$49,403,044	$70,374,757

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$391,929,814	$40,181,483	$39,907,548
Total distributable earnings	246,619,522	9,221,561	30,467,209
NET ASSETS	$638,549,336	$49,403,044	$70,374,757

INVESTMENTS, AT COST	$402,019,213	$41,258,988	$43,260,892

PRICING OF SHARES
Investor Class
Net Assets	$15,011,138	$–	$–
Net Asset Value, offering and redemption price per share	$17.70	$–	$–
Shares of beneficial interest outstanding	848,128	–	–
Institutional Class
Net Assets	$623,538,198	$49,403,044	$70,374,757
Net Asset Value, offering and redemption price per share	$17.83	$15.41	$20.65
Shares of beneficial interest outstanding	34,975,293	3,205,192	3,408,530

See Notes to Financial Statements.

70	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Assets and Liabilities

April 30, 2021

	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund
ASSETS
Investments, at value (Cost - see below)	$1,019,895,653	$374,610,883	$364,616,415
Cash	3,436,884	2,684,912	3,325,090
Deposit with broker for short sales (Note 2)	–	1,000,000	–
Foreign cash, at value (Cost $234,447, $69,120 and $11,469, respectively)	232,394	69,120	11,333
Dividends and interest receivable	1,925,924	449,277	543,174
Receivable for investments sold	–	626,112	240,487
Receivable for fund shares subscribed	136,159	565,883	252,427
Prepaid and other assets	16,082	6,701	10,784
Total assets	1,025,643,096	380,012,888	368,999,710

LIABILITIES
Payable for investments purchased	118,291	1,707,901	507,758
Foreign capital gains tax	2,283,339	765,574	–
Payable for fund shares redeemed	568,019	80,780	34,573
Advisory fees payable	925,333	332,634	235,293
Administration fees payable	35,897	30,784	18,491
Custodian fees payable	57,203	31,770	22,112
Payable for trustee fees and expenses	19,681	7,146	6,840
Payable for chief compliance officer fee	1,314	477	457
Payable for principal financial officer fees	240	87	84
Distribution and service fees payable	26,406	11,894	20,962
Payable for transfer agency fees	6,735	5,283	519,885
Accrued expenses and other liabilities	38,885	45,867	32,060
Total liabilities	4,081,343	3,020,197	1,398,515
NET ASSETS	$1,021,561,753	$376,992,691	$367,601,195

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$513,430,910	$185,504,663	$210,297,280
Total distributable earnings	508,130,843	191,488,028	157,303,915
NET ASSETS	$1,021,561,753	$376,992,691	$367,601,195

INVESTMENTS, AT COST	$611,951,511	$218,729,999	$228,944,712

PRICING OF SHARES
Investor Class
Net Assets	$131,738,650	$59,164,328	$103,890,636
Net Asset Value, offering and redemption price per share	$5.51	$23.16	$23.26
Shares of beneficial interest outstanding	23,924,303	2,554,461	4,466,459
Institutional Class
Net Assets	$889,823,103	$317,828,363	$263,710,559
Net Asset Value, offering and redemption price per share	$5.61	$23.31	$23.50
Shares of beneficial interest outstanding	158,646,812	13,635,389	11,222,806

See Notes to Financial Statements.

Annual Report | April 30, 2021	71

Grandeur Peak Funds®	Statements of Assets and Liabilities

April 30, 2021

	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
ASSETS
Investments, at value (Cost - see below)	$944,384,145	$2,011,489,225	$124,532,966
Cash	28,656,864	23,845,122	1,778,493
Foreign cash, at value (Cost $1,334,374, $102,608 and $–, respectively)	1,334,014	101,391	–
Dividends and interest receivable	2,110,834	3,811,105	36,683
Receivable for investments sold	740,540	601,073	622,597
Receivable for fund shares subscribed	156,270	1,312,330	147,452
Prepaid and other assets	18,269	20,232	8,825
Total assets	977,400,936	2,041,180,478	127,127,016

LIABILITIES
Payable for investments purchased	1,104,506	1,316,906	861,897
Foreign capital gains tax	2,124,882	3,714,968	–
Payable for fund shares redeemed	28,163	861,852	31,813
Advisory fees payable	882,282	1,294,894	77,556
Administration fees payable	34,949	51,957	10,268
Custodian fees payable	59,674	104,263	6,252
Payable for trustee fees and expenses	18,777	37,849	1,808
Payable for chief compliance officer fee	1,254	2,528	121
Payable for principal financial officer fees	229	462	22
Distribution and service fees payable	13,789	13,613	–
Payable for transfer agency fees	3,290	17,295	3,077
Accrued expenses and other liabilities	28,597	33,059	28,261
Total liabilities	4,300,392	7,449,646	1,021,075
NET ASSETS	$973,100,544	$2,033,730,832	$126,105,941

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$528,931,575	$1,272,009,372	$104,072,170
Total distributable earnings	444,168,969	761,721,460	22,033,771
NET ASSETS	$973,100,544	$2,033,730,832	$126,105,941

INVESTMENTS, AT COST	$564,955,589	$1,306,984,334	$104,066,562

PRICING OF SHARES
Investor Class
Net Assets	$69,041,325	$67,687,734	$–
Net Asset Value, offering and redemption price per share	$5.17	$24.05	$–
Shares of beneficial interest outstanding	13,352,880	2,814,019	–
Institutional Class
Net Assets	$904,059,219	$1,966,043,098	$126,105,941
Net Asset Value, offering and redemption price per share	$5.21	$24.19	$22.71
Shares of beneficial interest outstanding	173,460,630	81,272,280	5,553,678

See Notes to Financial Statements.

72	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Operations

For the Year Ended April 30, 2021

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Micro Cap Fund
INVESTMENT INCOME
Dividends	$6,727,235	$723,934	$725,459
Foreign taxes withheld	(703,280)	(39,542)	(70,992)
Total investment income	6,023,955	684,392	654,467

EXPENSES
Investment advisor fees (Note 6)	6,878,521	208,698	709,192
Administrative fees	182,128	15,392	49,144
Distribution and service fees - Investor Class	29,222	–	–
Transfer agent fees	40,616	31,026	37,996
Recoupment of previously waived fees	–	–	34,610
Professional fees	62,675	22,357	31,627
Printing fees	11,222	–	3,156
Registration fees	36,406	21,569	20,462
Custodian fees	482,329	70,789	59,489
Trustee fees and expenses	25,271	1,251	2,560
Chief compliance officer fees	10,203	385	928
Principal financial officer fees	1,851	70	169
Offering costs	–	16,656	–
Other expenses	18,468	4,025	5,864
Total expenses	7,778,912	392,218	955,197
Voluntary waiver of investment advisory fees (Note 6)	(350,781)	–	–
Less fees waived/reimbursed by investment advisor (Note 6)	–	(109,006)	(7,343)
Total net expenses	7,428,131	283,212	947,854
NET INVESTMENT INCOME/(LOSS)	(1,404,176)	401,180	(293,387)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	46,955,704	3,103,091	8,095,477
Net realized loss on foreign currency transactions	(205,187)	(15,723)	(12,553)
Net realized gain	46,750,517	3,087,368	8,082,924
Net change in unrealized appreciation on investments (net of change in foreign capital gains tax of $4,735,729, $66,466 and $292,419, respectively)	182,558,932	7,660,274	23,349,554
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	13,963	(131)	622
Net change in unrealized appreciation	182,572,895	7,660,143	23,350,176
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	229,323,412	10,747,511	31,433,100
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$227,919,236	$11,148,691	$31,139,713

See Notes to Financial Statements.

Annual Report | April 30, 2021	73

Grandeur Peak Funds®	Statements of Operations

For the Year Ended April 30, 2021

	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund
INVESTMENT INCOME
Dividends	$10,535,641	$3,811,749	$3,040,824
Foreign taxes withheld	(998,511)	(339,387)	(215,196)
Total investment income	9,537,130	3,472,362	2,825,628

EXPENSES
Investment advisor fees (Note 6)	10,035,019	3,371,158	2,254,081
Administrative fees	265,103	143,425	110,685
Distribution and service fees - Investor Class	281,151	126,442	237,783
Transfer agent fees	63,465	52,048	67,209
Professional fees	60,321	60,641	42,676
Printing fees	27,226	19,693	12,455
Registration fees	37,159	35,470	35,746
Custodian fees	318,948	184,701	140,426
Trustee fees and expenses	40,614	15,324	14,565
Chief compliance officer fees	15,916	6,152	5,649
Principal financial officer fees	2,890	1,117	1,027
Other expenses	27,436	14,996	14,717
Total expenses	11,175,248	4,031,167	2,937,019
Voluntary waiver of investment advisory fees (Note 6)	(703,763)	–	–
Total net expenses	10,471,485	4,031,167	2,937,019
NET INVESTMENT LOSS	(934,355)	(558,805)	(111,391)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	168,407,252	61,936,310	36,555,452
Net realized loss on foreign currency transactions	(177,660)	(9,894)	(4,576)
Net realized gain	168,229,592	61,926,416	36,550,876
Net change in unrealized appreciation on investments (net of change in foreign capital gains tax of $2,283,340, $759,814 and $512,433, respectively)	299,092,273	109,184,868	103,496,600
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	17,570	7,421	2,700
Net change in unrealized appreciation	299,109,843	109,192,289	103,499,300
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	467,339,435	171,118,705	140,050,176
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$466,405,080	$170,559,900	$139,938,785

See Notes to Financial Statements.

74	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Operations

For the Year Ended April 30, 2021

	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
INVESTMENT INCOME
Dividends	$10,668,071	$19,718,128	$307,615
Foreign taxes withheld	(1,175,399)	(1,817,080)	(823)
Total investment income	9,492,672	17,901,048	306,792

EXPENSES
Investment advisor fees (Note 6)	9,439,878	11,874,065	332,677
Administrative fees	250,590	446,367	33,581
Distribution and service fees - Investor Class	134,410	209,632	–
Transfer agent fees	37,840	144,806	32,736
Professional fees	56,507	69,324	16,466
Printing fees	19,218	56,211	25
Registration fees	55,828	58,092	–
Custodian fees	337,946	566,653	30,480
Trustee fees and expenses	38,509	77,489	2,823
Chief compliance officer fees	14,939	29,369	787
Principal financial officer fees	2,712	5,341	144
Offering costs	–	–	40,186
Other expenses	27,000	43,269	6,586
Total expenses	10,415,377	13,580,618	496,491
Voluntary waiver of investment advisory fees (Note 6)	(601,414)	–	–
Less fees waived/reimbursed by investment advisor (Note 6)	–	–	(49,676)
Total net expenses	9,813,963	13,580,618	446,815
NET INVESTMENT INCOME/(LOSS)	(321,291)	4,320,430	(140,023)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	104,049,870	78,008,723	2,016,644
Net realized gain/(loss) on foreign currency transactions	(781,261)	35,446	(292)
Net realized gain	103,268,609	78,044,169	2,016,352
Net change in unrealized appreciation on investments (net of change in foreign capital gains tax of $2,088,372, $3,714,968 and $0, respectively)	297,636,181	628,477,541	18,985,167
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	23,851	23,464	(6)
Net change in unrealized appreciation	297,660,032	628,501,005	18,985,161
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	400,928,641	706,545,174	21,001,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$400,607,350	$710,865,604	$20,861,490

See Notes to Financial Statements.

Annual Report | April 30, 2021	75

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
OPERATIONS
Net investment income/(loss)	$(1,404,176)	$1,293,698
Net realized gain/(loss)	46,750,517	(888,857)
Net change in unrealized appreciation/(depreciation)	182,572,895	(27,811,796)
Net increase/(decrease) in net assets resulting from operations	227,919,236	(27,406,955)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Investor Class	(2,571)	(8,164)
Institutional Class	(794,820)	(986,840)
Net decrease in net assets from distributions	(797,391)	(995,004)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	1,984,236	451,669
Distributions reinvested	2,543	8,003
Cost of shares redeemed	(2,636,891)	(3,475,235)
Redemption fees	485	–
Net decrease from capital shares transactions	(649,627)	(3,015,563)

Institutional Class
Proceeds from sales of shares	110,127,902	67,811,609
Distributions reinvested	730,183	920,902
Cost of shares redeemed	(98,220,322)	(104,284,799)
Redemption fees	9,739	850
Net increase/(decrease) from capital shares transactions	12,647,502	(35,551,438)

Net increase/(decrease) in net assets	239,119,720	(66,968,960)

NET ASSETS
Beginning of year	399,429,616	466,398,576
End of year	$638,549,336	$399,429,616

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	122,035	40,303
Issued to shareholders in reinvestment of distributions	156	631
Redeemed	(182,150)	(306,328)
Net decrease in share transactions	(59,959)	(265,394)

Institutional Class
Issued	6,753,337	5,981,655
Issued to shareholders in reinvestment of distributions	44,496	72,228
Redeemed	(6,761,873)	(9,192,424)
Net increase/(decrease) in share transactions	35,960	(3,138,541)

See Notes to Financial Statements.

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Grandeur Peak Global Contrarian Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2021	For the Period September 18, 2019 (Commencement of Operations) to April 30, 2020
OPERATIONS
Net investment income	$401,180	$43,887
Net realized gain/(loss)	3,087,368	(524,050)
Net change in unrealized appreciation/(depreciation)	7,660,143	(1,000,272)
Net increase/(decrease) in net assets resulting from operations	11,148,691	(1,480,435)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Institutional Class	(409,394)	(19,023)
Net decrease in net assets from distributions	(409,394)	(19,023)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	31,456,092	12,724,690
Distributions reinvested	403,668	18,940
Cost of shares redeemed	(2,063,549)	(2,384,958)
Redemption fees	6,119	2,203
Net increase from capital shares transactions	29,802,330	10,360,875
Net increase in net assets	40,541,627	8,861,417

NET ASSETS
Beginning of year	8,861,417	–
End of year	$49,403,044	$8,861,417

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	2,350,442	1,260,722
Issued to shareholders in reinvestment of distributions	30,237	1,747
Redeemed	(184,812)	(253,144)
Net increase in share transactions	2,195,867	1,009,325

See Notes to Financial Statements.

Annual Report | April 30, 2021	77

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
OPERATIONS
Net investment income/(loss)	$(293,387)	$29,619
Net realized gain	8,082,924	711,242
Net change in unrealized appreciation/(depreciation)	23,350,176	(1,056,838)
Net increase/(decrease) in net assets resulting from operations	31,139,713	(315,977)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Institutional Class	(4,057,924)	(250,282)
Net decrease in net assets from distributions	(4,057,924)	(250,282)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	13,038,427	2,296,880
Distributions reinvested	3,771,469	235,712
Cost of shares redeemed	(3,150,855)	(7,986,889)
Redemption fees	–	2
Net increase/(decrease) from capital shares transactions	13,659,041	(5,454,295)

Net increase/(decrease) in net assets	40,740,830	(6,020,554)

NET ASSETS
Beginning of year	29,633,927	35,654,481
End of year	$70,374,757	$29,633,927

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	706,934	217,579
Issued to shareholders in reinvestment of distributions	213,802	18,872
Redeemed	(195,217)	(706,293)
Net increase/(decrease) in share transactions	725,519	(469,842)

See Notes to Financial Statements.

78	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
OPERATIONS
Net investment income/(loss)	$(934,355)	$78,438
Net realized gain	168,229,592	26,694,598
Net change in unrealized appreciation/(depreciation)	299,109,843	(44,213,439)
Net increase/(decrease) in net assets resulting from operations	466,405,080	(17,440,403)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Investor Class	(9,200,642)	(6,708,303)
Institutional Class	(54,763,378)	(30,103,204)
Net decrease in net assets from distributions	(63,964,020)	(36,811,507)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	13,573,747	7,454,239
Distributions reinvested	8,906,996	6,371,304
Cost of shares redeemed	(43,809,498)	(41,539,676)
Redemption fees	581	754
Net decrease from capital shares transactions	(21,328,174)	(27,713,379)

Institutional Class
Proceeds from sales of shares	105,694,563	65,579,216
Distributions reinvested	50,942,882	28,060,062
Cost of shares redeemed	(79,175,222)	(103,299,952)
Redemption fees	1,131	4,046
Net increase/(decrease) from capital shares transactions	77,463,354	(9,656,628)

Net increase/(decrease) in net assets	458,576,240	(91,621,917)

NET ASSETS
Beginning of year	562,985,513	654,607,430
End of year	$1,021,561,753	$562,985,513

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	2,966,817	2,224,286
Issued to shareholders in reinvestment of distributions	1,840,288	1,750,358
Redeemed	(9,575,738)	(12,872,148)
Net decrease in share transactions	(4,768,633)	(8,897,504)

Institutional Class
Issued	22,648,748	19,482,616
Issued to shareholders in reinvestment of distributions	10,333,242	7,604,353
Redeemed	(17,308,856)	(32,775,945)
Net increase/(decrease) in share transactions	15,673,134	(5,688,976)

See Notes to Financial Statements.

Annual Report | April 30, 2021	79

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
OPERATIONS
Net investment income/(loss)	$(558,805)	$490,829
Net realized gain	61,926,416	10,535,989
Net change in unrealized appreciation/(depreciation)	109,192,289	(15,663,042)
Net increase/(decrease) in net assets resulting from operations	170,559,900	(4,636,224)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Investor Class	(4,512,695)	(1,188,362)
Institutional Class	(21,062,660)	(6,944,162)
Net decrease in net assets from distributions	(25,575,355)	(8,132,524)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	5,613,392	7,664,510
Distributions reinvested	4,404,465	1,160,085
Cost of shares redeemed	(15,781,767)	(24,000,795)
Redemption fees	922	243
Net decrease from capital shares transactions	(5,762,988)	(15,175,957)

Institutional Class
Proceeds from sales of shares	33,269,428	30,887,024
Distributions reinvested	17,988,818	6,260,838
Cost of shares redeemed	(54,802,889)	(96,958,918)
Redemption fees	20,130	1,537
Net decrease from capital shares transactions	(3,524,513)	(59,809,519)

Net increase/(decrease) in net assets	135,697,044	(87,754,224)

NET ASSETS
Beginning of year	241,295,647	329,049,871
End of year	$376,992,691	$241,295,647

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	274,610	602,908
Issued to shareholders in reinvestment of distributions	212,776	72,733
Redeemed	(787,437)	(1,579,288)
Net decrease in share transactions	(300,051)	(903,647)

Institutional Class
Issued	1,595,452	2,095,909
Issued to shareholders in reinvestment of distributions	864,016	391,058
Redeemed	(2,989,136)	(6,457,674)
Net decrease in share transactions	(529,668)	(3,970,707)

See Notes to Financial Statements.

80	1.855.377.7325 | www.GrandeurPeakGlobal.com

Statements of
Grandeur Peak Global Stalwarts Fund	Changes in Net Assets

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
OPERATIONS
Net investment income/(loss)	$(111,391)	$97,454
Net realized gain/(loss)	36,550,876	(253,222)
Net change in unrealized appreciation/(depreciation)	103,499,300	(1,536,586)
Net increase/(decrease) in net assets resulting from operations	139,938,785	(1,692,354)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Investor Class	(2,718,511)	(1,469,313)
Institutional Class	(6,931,888)	(1,886,642)
Net decrease in net assets from distributions	(9,650,399)	(3,355,955)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	27,358,183	18,760,212
Distributions reinvested	2,592,184	1,431,115
Cost of shares redeemed	(57,966,121)	(22,089,480)
Redemption fees	6,566	5,329
Net decrease from capital shares transactions	(28,009,188)	(1,892,824)

Institutional Class
Proceeds from sales of shares	94,505,187	38,109,836
Distributions reinvested	6,307,636	1,647,207
Cost of shares redeemed	(40,407,995)	(27,260,248)
Redemption fees	6,702	20,718
Net increase from capital shares transactions	60,411,530	12,517,513

Net increase in net assets	162,690,728	5,576,380

NET ASSETS
Beginning of year	204,910,467	199,334,087
End of year	$367,601,195	$204,910,467

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,379,187	1,356,611
Issued to shareholders in reinvestment of distributions	122,043	90,922
Redeemed	(3,017,181)	(1,559,169)
Net decrease in share transactions	(1,515,951)	(111,636)

Institutional Class
Issued	4,690,459	2,855,814
Issued to shareholders in reinvestment of distributions	294,199	103,990
Redeemed	(2,087,109)	(1,932,732)
Net increase in share transactions	2,897,549	1,027,072

See Notes to Financial Statements.

Annual Report | April 30, 2021	81

Statements of
Grandeur Peak International Opportunities Fund	Changes in Net Assets

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
OPERATIONS
Net investment income/(loss)	$(321,291)	$1,396,777
Net realized gain	103,268,609	18,565,541
Net change in unrealized appreciation/(depreciation)	297,660,032	(59,862,701)
Net increase/(decrease) in net assets resulting from operations	400,607,350	(39,900,383)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Investor Class	(1,935,548)	(1,839,214)
Institutional Class	(27,434,147)	(22,483,478)
Net decrease in net assets from distributions	(29,369,695)	(24,322,692)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	12,647,959	4,655,083
Distributions reinvested	1,833,688	1,750,795
Cost of shares redeemed	(14,427,792)	(17,993,458)
Redemption fees	3,332	2,029
Net increase/(decrease) from capital shares transactions	57,187	(11,585,551)

Institutional Class
Proceeds from sales of shares	159,401,438	66,126,881
Distributions reinvested	25,008,654	20,460,565
Cost of shares redeemed	(97,776,649)	(206,920,088)
Redemption fees	740	1,152
Net increase/(decrease) from capital shares transactions	86,634,183	(120,331,490)

Net increase/(decrease) in net assets	457,929,025	(196,140,116)

NET ASSETS
Beginning of year	515,171,519	711,311,635
End of year	$973,100,544	$515,171,519

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	2,822,461	1,502,144
Issued to shareholders in reinvestment of distributions	395,191	495,976
Redeemed	(3,455,829)	(5,810,441)
Net decrease in share transactions	(238,177)	(3,812,321)

Institutional Class
Issued	36,023,156	21,300,368
Issued to shareholders in reinvestment of distributions	5,355,172	5,763,539
Redeemed	(22,601,463)	(67,024,606)
Net increase/(decrease) in share transactions	18,776,865	(39,960,699)

See Notes to Financial Statements.

82	1.855.377.7325 | www.GrandeurPeakGlobal.com

Statements of
Grandeur Peak International Stalwarts Fund	Changes in Net Assets

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
OPERATIONS
Net investment income	$4,320,430	$2,199,658
Net realized gain/(loss)	78,044,169	(9,198,168)
Net change in unrealized appreciation/(depreciation)	628,501,005	(14,970,807)
Net increase/(decrease) in net assets resulting from operations	710,865,604	(21,969,317)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Investor Class	(134,760)	(122,186)
Institutional Class	(5,483,373)	(1,992,693)
Net decrease in net assets from distributions	(5,618,133)	(2,114,879)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	25,400,324	39,311,307
Distributions reinvested	132,026	60,668
Cost of shares redeemed	(84,393,412)	(27,261,155)
Redemption fees	3,667	6,267
Net increase/(decrease) from capital shares transactions	(58,857,395)	12,117,087

Institutional Class
Proceeds from sales of shares	682,871,722	470,808,042
Distributions reinvested	5,168,335	1,834,446
Cost of shares redeemed	(253,915,683)	(140,807,902)
Redemption fees	10,688	34,124
Net increase from capital shares transactions	434,135,062	331,868,710

Net increase in net assets	1,080,525,138	319,901,601

NET ASSETS
Beginning of year	953,205,694	633,304,093
End of year	$2,033,730,832	$953,205,694

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,403,607	2,693,314
Issued to shareholders in reinvestment of distributions	6,001	3,778
Redeemed	(4,309,298)	(1,896,118)
Net increase/(decrease) in share transactions	(2,899,690)	800,974

Institutional Class
Issued	33,619,349	31,956,402
Issued to shareholders in reinvestment of distributions	233,756	113,799
Redeemed	(12,798,649)	(9,910,143)
Net increase in share transactions	21,054,456	22,160,058

See Notes to Financial Statements.

Annual Report | April 30, 2021	83

Statements of
Grandeur Peak US Stalwarts Fund	Changes in Net Assets

	For the Year Ended April 30, 2021	For the Period March 20, 2020 (Commencement of Operations) to April 30, 2020
OPERATIONS
Net investment loss	$(140,023)	$(3,383)
Net realized gain	2,016,352	9,572
Net change in unrealized appreciation	18,985,161	1,481,238
Net increase in net assets resulting from operations	20,861,490	1,487,427

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Institutional Class	(267,844)	–
Net decrease in net assets from distributions	(267,844)	–

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	100,478,541	7,953,203
Distributions reinvested	195,265	–
Cost of shares redeemed	(4,590,003)	(20,274)
Redemption fees	7,731	405
Net increase from capital shares transactions	96,091,534	7,933,334

Net increase in net assets	116,685,180	9,420,761

NET ASSETS
Beginning of year	9,420,761	–
End of year	$126,105,941	$9,420,761

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	5,055,779	718,380
Issued to shareholders in reinvestment of distributions	9,700	–
Redeemed	(228,376)	(1,805)
Net increase in share transactions	4,837,103	716,575

See Notes to Financial Statements.

84	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07		$11.82	$13.05	$11.55	$9.82

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.08)		0.01	0.01	0.03	0.02
Net realized and unrealized gain/(loss) on investments	6.71		(0.75)	(1.13)	1.47	1.75
Total income/(loss) from investment operations	6.63		(0.74)	(1.12)	1.50	1.77

DISTRIBUTIONS
From net investment income	(0.00	)(b)	(0.01)	(0.02)	–	(0.04)
From net realized gain on investments	–		–	(0.09)	–	–
Total distributions	0.00		(0.01)	(0.11)	–	(0.04)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)		–	0.00 (b)	–	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	6.63		(0.75)	(1.23)	1.50	1.73
NET ASSET VALUE, END OF PERIOD	$17.70		$11.07	$11.82	$13.05	$11.55

TOTAL RETURN	59.92%		(6.29)%	(8.48)%	12.99%	18.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$15,011		$10,056	$13,869	$18,668	$18,074

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.75%		1.76%	1.77%	1.79%	1.76%
Expenses (including fees waived/reimbursed by investment advisor)	1.68%		1.74%	1.76%	1.78%	1.76%
Net investment income/(loss)	(0.50)%		0.09%	0.11%	0.26%	0.21%

PORTFOLIO TURNOVER RATE	35%		24%	34%	33%	42%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

Annual Report | April 30, 2021	85

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.14	$11.88	$13.12	$11.60	$9.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.04)	0.04	0.03	0.06	0.04
Net realized and unrealized gain/(loss) on investments	6.76	(0.75)	(1.14)	1.48	1.77
Total income/(loss) from investment operations	6.72	(0.71)	(1.11)	1.54	1.81

DISTRIBUTIONS
From net investment income	(0.01)	(0.03)	(0.04)	(0.02)	(0.06)
From net realized gain on investments	(0.02)	–	(0.09)	–	–
Total distributions	(0.03)	(0.03)	(0.13)	(0.02)	(0.06)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	6.69	(0.74)	(1.24)	1.52	1.75
NET ASSET VALUE, END OF PERIOD	$17.83	$11.14	$11.88	$13.12	$11.60

TOTAL RETURN	60.30%	(6.03)%	(8.32)%	13.24%	18.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$623,538	$389,373	$452,530	$471,260	$398,891

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.52%	1.53%	1.53%	1.55%	1.55%
Expenses (including fees waived/reimbursed by investment advisor)	1.45%	1.51%	1.52%	1.54%	1.55%
Net investment income/(loss)	(0.27)%	0.29%	0.29%	0.49%	0.35%

PORTFOLIO TURNOVER RATE	35%	24%	34%	33%	42%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

86	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Contrarian Fund	Financial Highlights

For a Share Outstanding Throughout the Year or Period Presented

Institutional Class	Year Ended April 30, 2021	For the Period September 18, 2019 (Commencement of Operations) to April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$8.78	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.25	0.06
Net realized and unrealized gain/(loss) on investments	6.61	(1.25)
Total income/(loss) from investment operations	6.86	(1.19)

DISTRIBUTIONS
From net investment income	(0.23)	(0.01)
From net realized gain on investments	–	(0.02)
Total distributions	(0.23)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	6.63	(1.22)
NET ASSET VALUE, END OF PERIOD	$15.41	$8.78

TOTAL RETURN	78.51%	(11.96	)%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$49,403	$8,861

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.87%	4.69	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.35%	1.35	%(d)(e)
Net investment income	1.91%	1.05	%(d)

PORTFOLIO TURNOVER RATE	54%	34	%(c)

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Not Annualized.

(d)	Annualized.

(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Annual Report | April 30, 2021	87

Grandeur Peak Global Micro Cap Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.05	$11.31	$13.12	$11.98		$10.38

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.10)	0.01	(0.01)	(0.00	)(b)	0.01
Net realized and unrealized gain/(loss) on investments	11.17	(0.19)	(1.08)	2.12		1.72
Total income/(loss) from investment operations	11.07	(0.18)	(1.09)	2.12		1.73

DISTRIBUTIONS
From net investment income	(0.14)	(0.03)	–	(0.06)		(0.02)
From net realized gain on investments	(1.33)	(0.05)	(0.72)	(0.92)		(0.11)
Total distributions	(1.47)	(0.08)	(0.72)	(0.98)		(0.13)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.60	(0.26)	(1.81)	1.14		1.60
NET ASSET VALUE, END OF PERIOD	$20.65	$11.05	$11.31	$13.12		$11.98

TOTAL RETURN	102.43%	(1.62)%	(7.67)%	17.68%		16.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$70,375	$29,634	$35,654	$41,709		$36,620

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.02%	2.06%	2.05%	2.06%		2.17%
Expenses (including fees waived/ reimbursed by investment advisor)	2.00%	2.00%	2.00%	2.00%		2.00%
Net investment income/(loss)	(0.62)%	0.09%	(0.06)%	0.00	%(c)	0.11%

PORTFOLIO TURNOVER RATE	36%	33%	37%	46%		37%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Less than 0.005% of average net assets.

See Notes to Financial Statements.

88	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.24		$3.48		$3.95		$3.52	$3.01

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.02)		(0.01	)(b)	(0.00	)(c)	0.00 (c)	(0.00	)(b)(c)
Net realized and unrealized gain/(loss) on investments	2.66		(0.03)		(0.14)		0.65	0.51
Total income/(loss) from investment operations	2.64		(0.04)		(0.14)		0.65	0.51

DISTRIBUTIONS
From net investment income	(0.00	)(c)	–		(0.00	)(c)	–	–
From net realized gain on investments	(0.37)		(0.20)		(0.33)		(0.22)	(0.00	)(c)
Total distributions	(0.37)		(0.20)		(0.33)		(0.22)	(0.00	)(c)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00	(c)

INCREASE/DECREASE IN NET ASSET VALUE	2.27		(0.24)		(0.47)		0.43	0.51
NET ASSET VALUE, END OF PERIOD	$5.51		$3.24		$3.48		$3.95	$3.52

TOTAL RETURN	82.94%		(1.73)%		(1.83)%		18.41%	17.09%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$131,739		$92,843		$130,745		$188,379	$166,284

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.60%		1.61%		1.61%		1.61%	1.61%
Expenses (including fees waived/ reimbursed by investment advisor)	1.51%		1.57%		1.57%		1.55%	1.59%
Net investment income/(loss)	(0.34)%		(0.17)%		(0.12)%		0.03%	(0.06)%

PORTFOLIO TURNOVER RATE	47%		41%		38%		29%	30%

(a)	Per share numbers have been calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

Annual Report | April 30, 2021	89

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.29		$3.52	$4.00	$3.56		$3.03

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.00 (b)	0.00 (b)	0.01		0.01
Net realized and unrealized gain/(loss) on investments	2.70		(0.03)	(0.14)	0.65		0.52
Total income/(loss) from investment operations	2.70		(0.03)	(0.14)	0.66		0.53

DISTRIBUTIONS
From net investment income	(0.01)		–	(0.01)	(0.00	)(b)	(0.00	)(b)
From net realized gain on investments	(0.37)		(0.20)	(0.33)	(0.22)		(0.00	)(b)
Total distributions	(0.38)		(0.20)	(0.34)	(0.22)		(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)		0.00 (b)	0.00 (b)	0.00 (b)		0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	2.32		(0.23)	(0.48)	0.44		0.53
NET ASSET VALUE, END OF PERIOD	$5.61		$3.29	$3.52	$4.00		$3.56

TOTAL RETURN	83.44%		(1.42)%	(1.84)%	18.62%		17.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$889,823		$470,142	$523,862	$591,470		$532,946

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.35%		1.37%	1.37%	1.36%		1.37%
Expenses (including fees waived/ reimbursed by investment advisor)	1.27%		1.33%	1.33%	1.31%		1.35%
Net investment income/(loss)	(0.08)%		0.05%	0.13%	0.28%		0.18%

PORTFOLIO TURNOVER RATE	47%		41%	38%	29%		30%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

90	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2021	Year Ended April 30, 2020		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.12	$14.98		$16.97		$14.52	$12.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.07)	(0.01	)(b)	0.01		0.01	0.01
Net realized and unrealized gain/(loss) on investments	10.79	(0.44)		(0.58)		2.66	2.22
Total income/(loss) from investment operations	10.72	(0.45)		(0.57)		2.67	2.23

DISTRIBUTIONS
From net investment income	(0.01)	–		(0.00	)(c)	–	(0.02)
From net realized gain on investments	(1.67)	(0.41)		(1.42)		(0.22)	–
Total distributions	(1.68)	(0.41)		(1.42)		(0.22)	(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)

INCREASE/DECREASE IN NET ASSET VALUE	9.04	(0.86)		(1.99)		2.45	2.21
NET ASSET VALUE, END OF PERIOD	$23.16	$14.12		$14.98		$16.97	$14.52

TOTAL RETURN	77.38%	(3.31)%		(1.61)%		18.44%	18.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$59,164	$40,307		$56,307		$65,923	$67,574

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.52%	1.52%		1.52%		1.52%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.52%	1.52%		1.52%		1.52%	1.52%
Net investment income/(loss)	(0.38)%	(0.04)%		0.05%		0.06%	0.07%

PORTFOLIO TURNOVER RATE	41%	32%		50%		43%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

Annual Report | April 30, 2021	91

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.19	$15.04	$17.02	$14.55	$12.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.03)	0.03	0.05	0.04	0.04
Net realized and unrealized gain/(loss) on investments	10.86	(0.45)	(0.58)	2.67	2.22
Total income/(loss) from investment operations	10.83	(0.42)	(0.53)	2.71	2.26

DISTRIBUTIONS
From net investment income	(0.04)	(0.02)	(0.03)	(0.02)	(0.04)
From net realized gain on investments	(1.67)	(0.41)	(1.42)	(0.22)	–
Total distributions	(1.71)	(0.43)	(1.45)	(0.24)	(0.04)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.12	(0.85)	(1.98)	2.47	2.22
NET ASSET VALUE, END OF PERIOD	$23.31	$14.19	$15.04	$17.02	$14.55

TOTAL RETURN	77.81%	(3.09)%	(1.33)%	18.69%	18.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$317,828	$200,988	$272,743	$302,269	$258,683

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.27%	1.27%	1.27%	1.28%	1.29%
Expenses (including fees waived/reimbursed by investment advisor)	1.27%	1.27%	1.27%	1.28%	1.29%
Net investment income/(loss)	(0.14)%	0.21%	0.29%	0.27%	0.28%

PORTFOLIO TURNOVER RATE	41%	32%	50%	43%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

92	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2021	Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.26	$14.83		$15.06	$12.76		$10.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.04)	(0.01	)(b)	0.01	(0.00	)(c)	(0.03)
Net realized and unrealized gain/(loss) on investments	9.72	(0.31)		0.16	2.52		1.95
Total income/(loss) from investment operations	9.68	(0.32)		0.17	2.52		1.92

DISTRIBUTIONS
From net investment income	–	(0.00	)(c)	–	–		(0.01)
From net realized gain on investments	(0.68)	(0.25)		(0.40)	(0.22)		–
Total distributions	(0.68)	(0.25)		(0.40)	(0.22)		(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)

INCREASE/DECREASE IN NET ASSET VALUE	9.00	(0.57)		(0.23)	2.30		1.91
NET ASSET VALUE, END OF PERIOD	$23.26	$14.26		$14.83	$15.06		$12.76

TOTAL RETURN	68.36%	(2.22)%		1.78%	19.79%		17.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$103,891	$85,310		$90,400	$92,552		$61,212

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.21%	1.24%		1.27%	1.35%		1.41%
Expenses (including fees waived/ reimbursed by investment advisor)	1.21%	1.24%		1.27%	1.35%		1.35%
Net investment income/(loss)	(0.23)%	(0.10)%		0.05%	(0.03)%		(0.23)%

PORTFOLIO TURNOVER RATE	50%	50%		52%	30%		32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

Annual Report | April 30, 2021	93

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.37	$14.93	$15.14	$12.79	$10.87

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01	0.03	0.04	0.03	0.01 (b)
Net realized and unrealized gain/(loss) on investments	9.80	(0.31)	0.17	2.54	1.93
Total income/(loss) from investment operations	9.81	(0.28)	0.21	2.57	1.94

DISTRIBUTIONS
From net investment income	–	(0.03)	(0.02)	–	(0.02)
From net realized gain on investments	(0.68)	(0.25)	(0.40)	(0.22)	–
Total distributions	(0.68)	(0.28)	(0.42)	(0.22)	(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

INCREASE/DECREASE IN NET ASSET VALUE	9.13	(0.56)	(0.21)	2.35	1.92
NET ASSET VALUE, END OF PERIOD	$23.50	$14.37	$14.93	$15.14	$12.79

TOTAL RETURN	68.74%	(2.05)%	2.08%	20.14%	17.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$263,711	$119,600	$108,934	$95,533	$47,811

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	0.96%	0.99%	1.02%	1.10%	1.17%
Expenses (including fees waived/ reimbursed by investment advisor)	0.96%	0.99%	1.02%	1.10%	1.10%
Net investment income	0.06%	0.17%	0.27%	0.24%	0.05%

PORTFOLIO TURNOVER RATE	50%	50%	52%	30%	32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

94	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2021	Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.04	$3.34		$4.10	$3.55	$3.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)	0.00	(b)	0.00 (b)	0.01	0.01
Net realized and unrealized gain/(loss) on investments	2.30	(0.18)		(0.38)	0.68	0.52
Total income/(loss) from investment operations	2.29	(0.18)		(0.38)	0.69	0.53

DISTRIBUTIONS
From net investment income	(0.01)	(0.00	)(b)	(0.01)	(0.01)	(0.02)
From net realized gain on investments	(0.15)	(0.12)		(0.37)	(0.13)	(0.05)
Total distributions	(0.16)	(0.12)		(0.38)	(0.14)	(0.07)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	2.13	(0.30)		(0.76)	0.55	0.46
NET ASSET VALUE, END OF PERIOD	$5.17	$3.04		$3.34	$4.10	$3.55

TOTAL RETURN	75.87%	(5.79)%		(7.40)%	19.30%	17.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$69,041	$41,351		$58,070	$78,686	$78,403

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.60%	1.61%		1.62%	1.61%	1.61%
Expenses (including fees waived/ reimbursed by investment advisor)	1.53%	1.58%		1.57%	1.55%	1.58%
Net investment income/(loss)	(0.27)%	0.01%		0.11%	0.31%	0.16%

PORTFOLIO TURNOVER RATE	36%	27%		34%	26%	30%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

Annual Report | April 30, 2021	95

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.06		$3.36	$4.12	$3.57	$3.11

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.01	0.01	0.02	0.01
Net realized and unrealized gain/(loss) on investments	2.31		(0.18)	(0.38)	0.67	0.52
Total income/(loss) from investment operations	2.31		(0.17)	(0.37)	0.69	0.53

DISTRIBUTIONS
From net investment income	(0.01)		(0.01)	(0.02)	(0.01)	(0.02)
From net realized gain on investments	(0.15)		(0.12)	(0.37)	(0.13)	(0.05)
Total distributions	(0.16)		(0.13)	(0.39)	(0.14)	(0.07)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	2.15		(0.30)	(0.76)	0.55	0.46
NET ASSET VALUE, END OF PERIOD	$5.21		$3.06	$3.36	$4.12	$3.57

TOTAL RETURN	76.29%		(5.60)%	(7.19)%	19.38%	17.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$904,059		$473,820	$653,241	$813,322	$698,504

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.36%		1.37%	1.37%	1.37%	1.37%
Expenses (including fees waived/ reimbursed by investment advisor)	1.28%		1.34%	1.32%	1.30%	1.34%
Net investment income/(loss)	(0.02)%		0.24%	0.41%	0.54%	0.42%

PORTFOLIO TURNOVER RATE	36%		27%	34%	26%	30%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

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Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Investor Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.40		$14.70	$15.53	$13.04	$11.02

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.01	0.04	0.05	0.02
Net realized and unrealized gain/(loss) on investments	9.70		(0.29)	(0.53)	2.62	2.03
Total income/(loss) from investment operations	9.70		(0.28)	(0.49)	2.67	2.05

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.05)	–	(0.03)
From net realized gain on investments	(0.05)		–	(0.29)	(0.18)	–
Total distributions	(0.05)		(0.02)	(0.34)	(0.18)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.65		(0.30)	(0.83)	2.49	2.02
NET ASSET VALUE, END OF PERIOD	$24.05		$14.40	$14.70	$15.53	$13.04

TOTAL RETURN	67.36%		(1.91)%	(2.69)%	20.50%	18.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$67,688		$82,289	$72,204	$52,478	$31,045

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.15%		1.17%	1.19%	1.19%	1.27%
Expenses (including fees waived/ reimbursed by investment advisor)	1.15%		1.17%	1.19%	1.19%	1.27%
Net investment income/(loss)	(0.01)%		0.04%	0.26%	0.33%	0.19%

PORTFOLIO TURNOVER RATE	33%		32%	42%	24%	37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

Annual Report | April 30, 2021	97

Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Years Presented

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.46	$14.74	$15.57	$13.06	$11.03

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.06	0.05	0.07	0.08	0.04
Net realized and unrealized gain/(loss) on investments	9.75	(0.29)	(0.54)	2.63	2.04
Total income/(loss) from investment operations	9.81	(0.24)	(0.47)	2.71	2.08

DISTRIBUTIONS
From net investment income	(0.03)	(0.04)	(0.07)	(0.02)	(0.05)
From net realized gain on investments	(0.05)	–	(0.29)	(0.18)	–
Total distributions	(0.08)	(0.04)	(0.36)	(0.20)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.73	(0.28)	(0.83)	2.51	2.03
NET ASSET VALUE, END OF PERIOD	$24.19	$14.46	$14.74	$15.57	$13.06

TOTAL RETURN	67.84%	(1.63)%	(2.50)%	20.79%	18.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$1,966,043	$870,916	$561,100	$496,358	$265,393

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	0.90%	0.92%	0.94%	0.94%	1.02%
Expenses (including fees waived/ reimbursed by investment advisor)	0.90%	0.92%	0.94%	0.94%	1.02%
Net investment income	0.31%	0.32%	0.51%	0.57%	0.37%

PORTFOLIO TURNOVER RATE	33%	32%	42%	24%	37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

See Notes to Financial Statements.

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Grandeur Peak US Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Year or Period Presented

Institutional Class	Year Ended April 30, 2021		For the Period March 20, 2020 (Commencement of Operations) to April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$13.15		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.06)		(0.01)
Net realized and unrealized gain on investments	9.73		3.16
Total income from investment operations	9.67		3.15

DISTRIBUTIONS
From net investment income	(0.00	)(b)	–
From net realized gain on investments	(0.11)		–
Total distributions	(0.11)		–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE IN NET ASSET VALUE	9.56		3.15
NET ASSET VALUE, END OF PERIOD	$22.71		$13.15

TOTAL RETURN	73.67%		31.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$126,106		$9,421

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.11%		6.23	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.00%		1.00	%(d)(e)
Net investment income/(loss)	(0.31)%		(0.53	)%(d)

PORTFOLIO TURNOVER RATE	24%		2	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Annual Report | April 30, 2021	99

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of April 30, 2021, the Trust consists of multiple separate portfolios or series. This annual report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser” or “Grandeur Peak”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of April 30, 2021:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$619,889,078	–	–	$619,889,078
Total	$619,889,078	$–	$–	$619,889,078

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	$47,985,217	–	–	$47,985,217
Total	$47,985,217	$–	$–	$47,985,217

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
New Zealand	$240,710	$–	$–	$240,710
Other*	69,890,531	–	–	69,890,531
Total	$70,131,241	$–	$–	$70,131,241

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	1,015,643,492	–	–	1,015,643,492
Preferred Stocks*	–	–	4,252,160	4,252,160
Total	$1,015,643,492	$–	$4,252,161	$1,019,895,653

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Annual Report | April 30, 2021	101

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
New Zealand	$1,568,742	$–	$–	$1,568,742
Spain	–	–	–	–
United States	103,098,256	–	1,000,000	104,098,256
Other*	266,927,233	–	–	266,927,233
Preferred Stocks*	–	–	2,016,652	2,016,652
Total	$371,594,231	$–	$3,016,652	$374,610,883

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
United States	$152,051,235	$–	$1,300,000	$153,351,235
Other*	210,197,652	–	–	210,197,652
Preferred Stocks*	–	–	1,067,528	1,067,528
Total	$362,248,887	$–	$2,367,528	$364,616,415

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	944,384,144	–	–	944,384,144
Total	$944,384,144	$–	$1	$944,384,145

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	2,011,489,225	–	–	2,011,489,225
Total	$2,011,489,225	$–	$–	$2,011,489,225

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

102	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak US Stalwarts Fund
Common Stocks
United States	$109,871,553	$–	$700,000	$110,571,553
Other*	13,961,413	–	–	13,961,413
Total	$123,832,966	$–	$700,000	$124,532,966

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stock	Total
Balance as of April 30, 2020	$7,060	$7,060
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(7,060)	(7,060)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of April 30, 2021	$–	$–
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2021	$–	$–

Grandeur Peak Global Micro Cap Fund	Common Stock	Total
Balance as of April 30, 2020	$–	$–
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–
Balance as of April 30, 2021	$–	$–
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2021	$–	$–

Annual Report | April 30, 2021	103

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Grandeur Peak Global Opportunities Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2020	$1	$2,022,675	$2,022,676
Accrued discount/ premium	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	2,229,485	2,229,485
Purchases	–	–	–
Sales Proceeds	–	–	–
Transfer into Level 3	–	–	–
Transfer out of Level 3	–	–	–
Balance as of April 30, 2021	$1	$4,252,160	$4,252,161
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2021	$–	$2,329,024	$2,329,024

Grandeur Peak Global Reach Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2020	$–	$959,285	$959,285
Accrued discount/ premium	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	1,057,367	1,057,367
Purchases	1,000,000	–	1,000,000
Sales Proceeds	–	–	–
Transfer into Level 3	–	–	–
Transfer out of Level 3	–	–	–
Balance as of April 30, 2021	$1,000,000	$2,016,652	$3,016,652
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2021	$–	$1,104,575	$1,104,575

Grandeur Peak Global Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2020	$–	$507,803	$507,803
Accrued discount/ premium	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	559,725	559,725
Purchases	1,300,000	–	1,300,000
Sales Proceeds	–	–	–
Transfer into Level 3	–	–	–
Transfer out of Level 3	–	–	–
Balance as of April 30, 2021	$1,300,000	$1,067,528	$2,367,528
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2021	$–	$584,715	$584,715

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Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Grandeur Peak International Opportunities Fund	Common Stock	Total
Balance as of April 30, 2020	$1	$1
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of April 30, 2021	$1	$1
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2021	$–	$–

Grandeur Peak US Stalwarts Fund	Common Stock	Total
Balance as of April 30, 2020	$–	$–
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–
Purchases	700,000	700,000
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of April 30, 2021	$700,000	$700,000
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2021	$–	$–

Change in unrealized appreciation/depreciation on Level 3 securities is included on the Statements of Operations under Net change in unrealized appreciation/(depreciation) on investments. Realized gain/(loss) on Level 3 securities is included on the Statements of Operations under Net realized gain/(loss) on investments.

The table below provides additional information about the Level 3 Fair Value Measurements as of April 30, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Opportunities Fund

Asset Class	Fair Value (USD) at 04/30/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Preferred Stocks	$4,252,160	Market Approach	Enterprise Value-to-Sales Multiple	16.84x

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 04/30/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Private Investment Funds	$1,000,000	Cost/Third-Party Valuation	Third-Party Valuation	Cost
Preferred Stocks	2,016,652	Market Approach	Enterprise Value-to-Sales Multiple	16.84x

Grandeur Peak Global Stalwarts Fund

Asset Class	Fair Value (USD) at 04/30/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Private Investment Funds	$1,300,000	Cost/Third-Party Valuation	Third-Party Valuation	Cost
Preferred Stocks	1,067,528	Market Approach	Enterprise Value-to-Sales Multiple	16.84x

Annual Report | April 30, 2021	105

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Grandeur Peak US Stalwarts Fund

Asset Class	Fair Value (USD) at 04/30/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Private Investment Funds	$700,000	Cost/Third-Party Valuation	Third-Party Valuation	Cost

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Enterprise Value-to-Sales Multiple	Increase	Decrease
Third-Party Valuation	Increase	Decrease

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of April 30, 2021, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$20,875,908
Grandeur Peak Global Contrarian Fund	1,608,194
Grandeur Peak Global Micro Cap Fund	432,695
Grandeur Peak Global Opportunities Fund	3,436,884
Grandeur Peak Global Reach Fund	2,684,912
Grandeur Peak Global Stalwarts Fund	3,325,090
Grandeur Peak International Opportunities Fund	28,656,864
Grandeur Peak International Stalwarts Fund	23,845,122
Grandeur Peak US Stalwarts Fund	1,778,493

As of April 30, 2021, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$1
Grandeur Peak Global Contrarian Fund	–
Grandeur Peak Global Micro Cap Fund	11,025
Grandeur Peak Global Opportunities Fund	62,027
Grandeur Peak Global Reach Fund	17,255
Grandeur Peak Global Stalwarts Fund	11,333
Grandeur Peak International Opportunities Fund	49,149
Grandeur Peak International Stalwarts Fund	101,391
Grandeur Peak US Stalwarts Fund	–

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

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Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Special Purpose Vehicle: The Funds may invest in a Special Purpose Vehicle (a “SPV”). A SPV is a separate legal entity created by an organization. The SPV is a distinct company with its own assets and liabilities, as well as its own legal status. Usually, they are created for a specific objective, often to isolate financial risk. As it is a separate legal entity, if the parent company goes bankrupt, the special purpose vehicle can carry on.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2021, the Funds had a liability for unrecognized capital gains tax. These amounts are disclosed as Foreign Capital Gains Tax on the Statements of Assets and Liabilities. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Annual Report | April 30, 2021	107

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from their investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. The Funds intend to pass through foreign tax credits to shareholders.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Libor Risk: In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Funds’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2020.

3. TAX BASIS INFORMATION

Reclassifications: As of April 30, 2021, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and are primarily attributed to tax equalization. The reclassifications were as follows:

Fund	Paid-in Capital	Distributable earnings
Grandeur Peak Emerging Markets Opportunities Fund	$908,610	$(908,610)
Grandeur Peak Global Contrarian Fund	18,278	(18,278)
Grandeur Peak Global Micro Cap Fund	84,819	(84,819)
Grandeur Peak Global Opportunities Fund	6,259,692	(6,259,692)
Grandeur Peak Global Reach Fund	2,514,561	(2,514,561)
Grandeur Peak Global Stalwarts Fund	2,817,294	(2,817,294)
Grandeur Peak International Opportunities Fund	3,689,131	(3,689,131)
Grandeur Peak International Stalwarts Fund	3,804,035	(3,804,035)
Grandeur Peak US Stalwarts Fund	55,230	(55,230)

Tax Basis of Investments: As of April 30, 2021, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$241,788,096	$(24,738,694)	$(4,773,673)	$212,275,729	$402,839,676
Grandeur Peak Global Contrarian Fund	7,585,826	(866,694)	(66,358)	6,652,774	41,266,085
Grandeur Peak Global Micro Cap Fund	28,286,039	(1,678,943)	(292,592)	26,314,504	43,524,145
Grandeur Peak Global Opportunities Fund	421,928,259	(15,823,997)	(2,273,634)	403,830,628	613,791,391
Grandeur Peak Global Reach Fund	163,965,101	(8,769,509)	(758,981)	154,436,611	219,415,291
Grandeur Peak Global Stalwarts Fund	140,478,431	(5,298,522)	(509,160)	134,670,749	229,436,506
Grandeur Peak International Opportunities Fund	397,023,499	(19,288,659)	(2,110,972)	375,623,868	566,649,305
Grandeur Peak International Stalwarts Fund	731,441,927	(31,131,038)	(3,696,596)	696,614,293	1,311,178,336
Grandeur Peak US Stalwarts Fund	22,236,197	(1,811,313)	(5)	20,424,879	104,108,082

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Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Components of Earnings: As of April 30, 2021, components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Accumulated Gain/(Loss)	Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Currency	Total Distributable Earnings
Grandeur Peak Emerging Markets Opportunities Fund	$–	$34,432,255	$(88,462)	$212,275,729	$246,619,522
Grandeur Peak Global Contrarian Fund	1,686,392	880,802	1,593	6,652,774	9,221,561
Grandeur Peak Global Micro Cap Fund	771,278	3,381,427	–	26,314,504	30,467,209
Grandeur Peak Global Opportunities Fund	13,505,060	90,794,975	181	403,830,628	508,130,844
Grandeur Peak Global Reach Fund	5,530,237	31,516,413	4,767	154,436,611	191,488,028
Grandeur Peak Global Stalwarts Fund	4,870,113	17,761,173	1,880	134,670,749	157,303,915
Grandeur Peak International Opportunities Fund	9,440,901	59,100,445	3,755	375,623,868	444,168,969
Grandeur Peak International Stalwarts Fund	2,961,464	62,138,698	7,005	696,614,293	761,721,460
Grandeur Peak US Stalwarts Fund	1,620,641	–	–	20,424,879	22,045,520

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2021 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Grandeur Peak Emerging Markets Opportunities Fund	$208,905	$588,486
Grandeur Peak Global Contrarian Fund	409,394	–
Grandeur Peak Global Micro Cap Fund	870,224	3,187,700
Grandeur Peak Global Opportunities Fund	7,761,520	56,202,500
Grandeur Peak Global Reach Fund	2,560,410	23,014,944
Grandeur Peak Global Stalwarts Fund	1,116,972	8,533,427
Grandeur Peak International Opportunities Fund	3,394,873	25,974,822
Grandeur Peak International Stalwarts Fund	2,036,831	3,581,302
Grandeur Peak US Stalwarts Fund	267,443	401

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2020 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Grandeur Peak Emerging Markets Opportunities Fund	$995,004	$–
Grandeur Peak Global Contrarian Fund	19,023	–
Grandeur Peak Global Micro Cap Fund	25,741	224,541
Grandeur Peak Global Opportunities Fund	–	36,811,507
Grandeur Peak Global Reach Fund	805,795	7,326,729
Grandeur Peak Global Stalwarts Fund	179,533	3,176,422
Grandeur Peak International Opportunities Fund	1,679,453	22,643,239
Grandeur Peak International Stalwarts Fund	2,114,879	–
Grandeur Peak US Stalwarts Fund	–	–

Annual Report | April 30, 2021	109

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

The following Funds utilized capital losses carried forward from the prior fiscal year during the year ending April 30, 2021, in the amounts as specified below:

Fund	Capital Losses Recognized
Grandeur Peak Emerging Markets Opportunities Fund	$9,299,583
Grandeur Peak International Stalwarts Fund	1,550,827

The following Funds elect to defer to the period ending April 30, 2022, late year ordinary losses in the amount of:

Fund	Ordinary Losses Recognized
Grandeur Peak Emerging Markets Opportunities Fund	$90,862

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short term securities) during the year ended April 30, 2021 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Grandeur Peak Emerging Markets Opportunities Fund	$172,728,334	$182,442,719
Grandeur Peak Global Contrarian Fund	39,768,491	11,429,299
Grandeur Peak Global Micro Cap Fund	26,529,378	16,552,346
Grandeur Peak Global Opportunities Fund	365,753,616	370,512,393
Grandeur Peak Global Reach Fund	122,937,328	153,200,491
Grandeur Peak Global Stalwarts Fund	161,498,988	139,818,851
Grandeur Peak International Opportunities Fund	290,263,968	261,523,409
Grandeur Peak International Stalwarts Fund	856,614,226	478,791,827
Grandeur Peak US Stalwarts Fund	105,243,527	10,821,160

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the year ended April 30, 2021 and the year ended April 30, 2020, the redemption fees charged by the Funds are presented in the Statements of Changes in Net Assets.

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Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Contrarian Fund	1.00%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%
Grandeur Peak US Stalwarts Fund	0.75%

The Adviser has contractually agreed to limit certain of each Fund’s expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses). The following table reflects the Funds’ expense cap.

Fund	Expense Cap	Term of Expense Limit Agreements
Grandeur Peak Emerging Markets Opportunities Fund		September 1, 2020 – August 31, 2021 / September 1, 2019 – August 31, 2020
Investor Class	1.95%
Institutional Class	1.70%
Grandeur Peak Global Contrarian Fund		September 12, 2019 – August 31, 2021
Institutional Class	1.35%
Grandeur Peak Global Micro Cap Fund		September 1, 2020 – August 31, 2021 / September 1, 2019 – August 31, 2020
Institutional Class	2.00%
Grandeur Peak Global Opportunities Fund		September 1, 2020 – August 31, 2021 / September 1, 2019 – August 31, 2020
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak Global Reach Fund		September 1, 2020 – August 31, 2021 / September 1, 2019 – August 31, 2020
Investor Class	1.60%
Institutional Class	1.35%
Grandeur Peak Global Stalwarts Fund		September 1, 2020 – August 31, 2021 / September 1, 2019 – August 31, 2020
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak International Opportunities Fund		September 1, 2020 – August 31, 2021 / September 1, 2019 – August 31, 2020
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak International Stalwarts Fund		September 1, 2020 – August 31, 2021 / September 1, 2019 – August 31, 2020
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak US Stalwarts Fund		December 23, 2019 - August 31, 2021
Institutional Class	1.00%

Annual Report | April 30, 2021	111

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Pursuant to these agreements, each Fund will reimburse the Adviser for any previous fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Funds to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Fees waived/reimbursed by the Adviser for the year ended April 30, 2021 are disclosed in the Statements of Operations.

In addition to the foregoing contractual arrangements, the Adviser has voluntarily agreed, effective September 1, 2020, to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on assets above $500 million (the annual management fee rate with respect to such funds will remain 1.25% on the first $500 million in assets). Previously, the Adviser had voluntarily agreed, effective September 1, 2016, to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, annual management fees to the extent such fees exceed 1.10% on assets above $500 million (the annual management fee rate with respect to such funds will remain 1.25% on the first $500 million in assets). The Adviser has also voluntarily agreed, effective September 1, 2020, to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). Previously, the Adviser had voluntarily agreed, effective January 1, 2018, to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.20% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). These voluntary arrangements may be terminated at any time by the Adviser. Voluntary waivers are not subject to recoupment by the Adviser. Voluntary fees waived by the Adviser for the year ended April 30, 2021 are disclosed in the Statements of Operations.

For the year ended April 30, 2021, the fee waivers/reimbursements and/or recoupments, excluding voluntary waivers, were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees By Adviser
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Contrarian Fund
Institutional Class	$109,006	$–
Grandeur Peak Global Micro Cap Fund
Institutional Class	$7,343	$34,610
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak US Stalwarts Fund
Institutional Class	$49,676	$–

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Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

As of April 30, 2021, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2022	Expires 2023	Expires 2024	Total
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak Global Contrarian Fund
Institutional Class	$–	$139,213	$109,006	$248,219
Grandeur Peak Global Micro Cap Fund
Institutional Class	$–	$14,526	$7,343	$21,869
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak US Stalwarts Fund
Institutional Class	$–	$33,383	$49,676	$83,059

Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the year ended April 30, 2021 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended April 30, 2021 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the year ended April 30, 2021 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the year ended April 30, 2021 are disclosed in the Statements of Operations.

Trustees: The fees and expenses of the Trustees of the Board are presented in the Statements of Operations.

Annual Report | April 30, 2021	113

Grandeur Peak Funds®	Notes to Financial Statements

April 30, 2021

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a Distribution and Services (Rule 12b-1) Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for its Investor Class shares. The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Investor Class shares. The expenses of the Plan are reflected as distribution and service fees in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

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Grandeur Peak Funds®	Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Financial Investors Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund, and Grandeur Peak US Stalwarts Fund (the “Funds”), nine of the funds constituting the Financial Investors Trust, including the portfolio of investments, as of April 30, 2021; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak International Opportunities Fund; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for Grandeur Peak Global Contrarian Fund and Grandeur Peak US Stalwarts Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting Financial Investors Trust as of April 30, 2021, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Financial Investors Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Grandeur Peak US Stalwarts Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from March 20, 2020 (Commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from March 20, 2020 (Commencement of operations) through April 30, 2020
Grandeur Peak Global Contrarian Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from September 18, 2019 (Commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from September 18, 2019 (Commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Denver, Colorado

June 28, 2021

We have served as the auditor of one or more investment companies advised by Grandeur Peak Global Advisors, LLC since 2012.

Annual Report | April 30, 2021	115

Grandeur Peak Funds®	Additional Information

April 30, 2021 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov. The Funds’ Form N-PORT reports are also available upon request by calling 1-855-377-PEAK (7325).

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling 1-855-377-PEAK (7325) and (2) on the SEC’s website at http://www.sec.gov.

3. TAX DESIGNATIONS

The Funds designate the following amounts for federal income tax purposes for the fiscal year ended April 30, 2021:

	Foreign Taxes Paid	Foreign Source Income
Grandeur Peak Global Opportunities Fund	$2,077,264	$8,524,777
Grandeur Peak International Opportunities Fund	1,592,105	9,885,843
Grandeur Peak Global Reach Fund	641,098	3,105,498
Grandeur Peak Emerging Markets Opportunities Fund	1,125,997	7,086,930
Grandeur Peak Global Micro Cap Fund	129,664	620,587
Grandeur Peak Global Stalwarts Fund	599,739	2,151,782
Grandeur Peak International Stalwarts Fund	3,457,339	17,485,205
Grandeur Peak Global Contrarian Fund	44,836	552,601
Grandeur Peak US Stalwarts Fund	–	–

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2020, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
Grandeur Peak Global Opportunities Fund	20.29%	75.13%
Grandeur Peak International Opportunities Fund	0.00%	100.00%
Grandeur Peak Global Reach Fund	33.13%	100.00%
Grandeur Peak Emerging Markets Opportunities Fund	6.20%	100.00%
Grandeur Peak Global Micro Cap Fund	9.37%	49.10%
Grandeur Peak Global Stalwarts Fund	45.44%	100.00%
Grandeur Peak International Stalwarts Fund	8.09%	100.00%
Grandeur Peak Global Contrarian Fund	13.82%	44.93%
Grandeur Peak US Stalwarts Fund	43.29%	43.89%

In early 2021, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2020 via Form 1099. The Funds will notify shareholders in early 2022 of amounts paid to them by the Funds, if any, during the calendar year 2021.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designate the following as long-term capital gain dividends:

Grandeur Peak Global Opportunities Fund	$56,202,500
Grandeur Peak International Opportunities Fund	25,974,822
Grandeur Peak Global Reach Fund	23,014,944
Grandeur Peak Emerging Markets Opportunities Fund	588,486
Grandeur Peak Global Micro Cap Fund	3,187,700
Grandeur Peak Global Stalwarts Fund	8,533,427
Grandeur Peak International Stalwarts Fund	3,581,302
Grandeur Peak Global Contrarian Fund	–
Grandeur Peak US Stalwarts Fund	401

116	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Additional Information

April 30, 2021 (Unaudited)

For the fiscal year ended April 30, 2021, the following long term amounts were utilized as earnings and profits distributed to shareholders on redemptions:

Grandeur Peak Global Opportunities Fund	$5,633,724
Grandeur Peak International Opportunities Fund	3,320,219
Grandeur Peak Global Reach Fund	2,252,725
Grandeur Peak Emerging Markets Opportunities Fund	817,750
Grandeur Peak Global Micro Cap Fund	76,337
Grandeur Peak Global Stalwarts Fund	2,535,564
Grandeur Peak International Stalwarts Fund	3,423,631
Grandeur Peak Global Contrarian Fund	16,451
Grandeur Peak US Stalwarts Fund	55,638

Annual Report | April 30, 2021	117

Grandeur Peak Funds®	Liquidity Risk Management Program

April 30, 2021 (Unaudited)

The Financial Investors Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each fund in the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment advisers, sub‐advisers, and Officers of the Trust. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including a periodic assessment of factors that influence a Fund’s liquidity and the periodic classification and re‐classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2021, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program during 2020. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since implementation.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. Among other things, the Board noted that the Funds are not required to have a highly liquid investment minimum based on their liquidity classifications. The Board further noted that no material changes have been made to the Program since its implementation.

118	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Trustees and Officers

April 30, 2021 (Unaudited)

Additional information regarding the Fund’s trustees is included in the Statement of Additional Information, which can be obtained without charge by calling 1-855-377-PEAK (7325).

INDEPENDENT TRUSTEES
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee****	Other Directorships Held by Trustee During Past 5 Years***
Mary K. Anstine, 1940	Trustee and Chairman	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009. Ms. Anstine was appointed Chairman of the Board at the June 6, 2017 meeting of the Board of Trustees.	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	31	Ms. Anstine is a Trustee of ALPS ETF Trust (17 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Segall Bryant & Hamill Trust through December 2020 (as of December 31, 2020 14 funds).
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund.	31	Mr. Deems is a Trustee of ALPS ETF Trust (17 funds); ALPS Variable Investment Trust (7 funds); Clough Funds Trust (1 fund); and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business.	31	Mr. Rutledge is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); and Principal Real Estate Income Fund (1 fund).

Annual Report | April 30, 2021	119

Grandeur Peak Funds®	Trustees and Officers

April 30, 2021 (Unaudited)

INDEPENDENT TRUSTEES
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee****	Other Directorships Held by Trustee During Past 5 Years***
Michael “Ross” Shell, 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). Mr. Shell serves on the Board of Directors of TalkBox, a phone/privacy booth company (since 2018) and DLVR, a package security company (since 2018). Mr. Shell served on the Advisory Board, St. Vrain School District Innovation Center (from 2015- 2018). Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	31	None.

INTERESTED TRUSTEE
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee****	Other Directorships Held by Trustee During Past 5 Years***
Edmund J. Burke, 1961	Trustee	Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009.	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc. (collectively, the “ALPS Companies”). Mr. Burke retired from the ALPS Companies in June 2019. Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Alliance Bioenergy Plus, Inc., echnology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020). Mr. Burke is deemed an interested Trustee by virtue of his prior positions with the ALPS Companies.	31	Mr. Burke is a Trustee of ALPS ETF Trust (17 funds); Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Clough Funds Trust (1 fund); Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

120	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Trustees and Officers

April 30, 2021 (Unaudited)

OFFICERS
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972*****	President	Mr. Swenson was appointed President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Dawn Cotten, 1977	President	Ms. Cotten was appointed President of the Trust at the June 8-9, 2021 meeting of the Trustees.	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President of Relationship Management (2017-2020). Ms. Cotten served as a VP in Relationship Management from 2013-2017. Ms. Cotten also serves as President of ALPS Series Trust, Clough Funds Trust, Clough Global Dividend and Income Fund, and Clough Global Equity Fund and Clough Global Opportunities Fund.
Jennell Panella, 1974	Treasurer	Ms. Panella was appointed Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees.	Ms. Panella joined ALPS in June 2012 and is currently Vice President and Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970*****	Secretary	Ms. Gilomen was appointed Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.
Cara Owen, 1981	Secretary	Ms. Owen was appointed Secretary of the Trust at the June 8-9, 2021 meeting of the Trustees.	Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Owen was Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company; Senior Counsel & Assistant Secretary, Great-West Funds, Inc., Great-West Capital Management, LLC, Great-West Trust Company, LLC, and Advised Assets Group, LLC (2014-2019). Ms. Owen also serves as Secretary of ALPS ETF Trust, Vice President and Secretary of Boulder Growth & Income Fund, and Assistant Secretary of James Advantage Funds.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.

Annual Report | April 30, 2021	121

Grandeur Peak Funds®	Trustees and Officers

April 30, 2021 (Unaudited)

OFFICERS
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was appointed Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Secretary of Principal Real Estate Income Fund, Assistant Secretary of ALPS ETF Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. and Clerk of Goehring & Rozencwajg Investment Funds.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex includes all series of the Trust, currently 31, and any other investment companies for which any Trustee serves as trustee for and for which Grandeur Peak Global Advisors, LLC provides investment advisory services (currently none).
*****	Mr. Swenson resigned his position as President of the Trust effective June 9, 2021 and Ms. Gilomen resigned her position as Secretary of the Trust effective June 4, 2021.

122	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Privacy Policy

April 30, 2021 (Unaudited)

Who We Are
Who is providing this notice?	Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Stalwarts Fund, and Grandeur Peak International Stalwarts Fund.
What We Do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can't I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes-information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds does not jointly market.
Other Important Information
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont Residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Annual Report | April 30, 2021	123

Grandeur Peak Funds®	Privacy Policy

April 30, 2021 (Unaudited)

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account transactions

●     Account balances and transaction history

●     Wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share:	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

124	1.855.377.7325 | www.GrandeurPeakGlobal.com

GRANDEUR PEAK FUNDS
ELEVATED GLOBAL INVESTING · ACTIVE AT ITS BEST™

Contact Us

Mail: Grandeur Peak Funds, P.O. Box 13664, Denver, CO 80201
E-Mail: grandeurpeakglobal@alpsinc.com
Phone: 1.855.377.PEAK (7325)
Web: www.GrandeurPeakGlobal.com

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is incorporated by reference to Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-8194, filed on January 9, 2017.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Dawn Cotten
Dawn Cotten (Principal Executive Officer)
President

Date:	July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Dawn Cotten
Dawn Cotten (Principal Executive Officer)
President

Date:	July 9, 2021

By:	/s/ Jennell Panella
Jennell Panella (Principal Financial Officer)
Treasurer

Date:	July 9, 2021